UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 61.7%
	Automobiles & Components - 0.5%
901,860	Ford Motor Co.	$12,238,240

	Banks - 6.5%
571,790	Citigroup, Inc.	28,366,502
774,570	JP Morgan Chase & Co.	47,225,533
113,520	M&T Bank Corp.	13,843,764
303,130	PNC Financial Services Group, Inc.	27,039,196
918,060	Wells Fargo & Co.	47,142,381

		163,617,376

	Capital Goods - 4.0%
211,830	3M Co.	30,031,139
389,060	Eaton Corp. plc	19,958,778
397,130	Fortune Brands Home & Security, Inc.	18,851,761
325,010	Ingersoll-Rand plc	16,500,758
158,820	United Technologies Corp.	14,133,392

		99,475,828

	Commercial & Professional Services - 0.6%
354,650	Nielsen Holdings plc	15,771,286

	Consumer Durables & Apparel - 0.5%
118,950	PVH Corp.	12,125,763

	Consumer Services - 1.1%
91,360	McDonald’s Corp.	9,001,701
347,020	Norwegian Cruise Line Holdings Ltd.*	19,884,246

		28,885,947

	Diversified Financials - 2.7%
125,470	Ameriprise Financial, Inc.	13,692,541
78,200	BlackRock, Inc.	23,262,154
88,090	Goldman Sachs Group, Inc.	15,306,519
517,000	Invesco Ltd.	16,145,910

		68,407,124

	Energy - 4.0%
167,260	Anadarko Petroleum Corp.	10,100,831
202,960	Chevron Corp.	16,009,485
156,930	EOG Resources, Inc.	11,424,504
291,210	Exxon Mobil Corp.	21,651,463
366,770	Halliburton Co.	12,965,319
585,860	Marathon Oil Corp.	9,022,244
183,270	Occidental Petroleum Corp.	12,123,311
638,730	Southwestern Energy Co.*	8,105,484

		101,402,641

	Food & Staples Retailing - 1.2%
303,380	CVS Health Corp.	29,270,102

	Food, Beverage & Tobacco - 3.3%
110,430	Anheuser-Busch InBev N.V. ADR	11,740,918
323,913	British American Tobacco plc	17,872,127
410,550	Coca-Cola Co.	16,471,266
242,656	Kraft Heinz Co.	17,126,660
462,580	Mondelez International, Inc. Class A	19,368,225

		82,579,196

	Health Care Equipment & Services - 2.7%
217,260	Baxter International, Inc.	7,136,991
495,895	Medtronic plc	33,195,211
241,160	UnitedHealth Group, Inc.	27,976,972

		68,309,174

	Household & Personal Products - 0.6%
173,510	Estee Lauder Cos., Inc. Class A	13,998,787

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Insurance - 2.3%
368,830	American International Group, Inc.	$20,956,921
557,340	Marsh & McLennan Cos., Inc.	29,104,295
238,180	Unum Group	7,640,814

		57,702,030

	Materials - 1.5%
409,810	Dow Chemical Co.	17,375,944
336,490	International Paper Co.	12,715,957
209,200	Nucor Corp.	7,855,460

		37,947,361

	Media - 2.4%
263,630	CBS Corp. Class B	10,518,837
313,190	Comcast Corp. Class A	17,814,247
385,470	Thomson Reuters Corp.	15,519,022
161,200	Walt Disney Co.	16,474,640

		60,326,746

	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
256,620	Agilent Technologies, Inc.	8,809,765
64,240	Allergan plc*	17,461,074
149,330	Amgen, Inc.	20,655,325
541,360	AstraZeneca plc ADR	17,226,075
217,260	Baxalta, Inc.	6,845,863
525,480	Bristol-Myers Squibb Co.	31,108,416
130,500	Eisai Co., Ltd.	7,699,702
262,510	Gilead Sciences, Inc.	25,775,857
745,710	Merck & Co., Inc.	36,830,617
70,646	Roche Holding AG	18,754,504
325,327	UCB S.A.	25,486,982
133,800	Vertex Pharmaceuticals, Inc.*	13,933,932

		230,588,112

	Real Estate - 0.2%
256,330	Paramount Group, Inc. REIT	4,306,344

	Retailing - 2.7%
11,702,200	Allstar Co.*(1)(2)	9,829,848
201,620	Dollar General Corp.	14,605,353
248,790	Home Depot, Inc.	28,732,757
212,740	Nordstrom, Inc.	15,255,585

		68,423,543

	Semiconductors & Semiconductor Equipment - 3.6%
287,830	Analog Devices, Inc.	16,236,490
945,530	Intel Corp.	28,498,274
1,485,750	Marvell Technology Group Ltd.	13,446,038
978,300	Maxim Integrated Products, Inc.	32,675,220

		90,856,022

	Software & Services - 6.0%
264,770	Accenture plc Class A	26,016,300
71,545	Google, Inc. Class C*	43,529,409
1,020,850	Microsoft Corp.	45,182,821
467,000	Oracle Corp.	16,868,040
978,820	Symantec Corp.	19,057,625

		150,654,195

	Technology Hardware & Equipment - 4.2%
494,660	Apple, Inc.	54,560,998
1,922,930	Cisco Systems, Inc.	50,476,913

		105,037,911

	Telecommunication Services - 0.3%
188,290	Verizon Communications, Inc.	8,192,498

	Transportation - 0.5%
151,240	Union Pacific Corp.	13,371,128

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Utilities - 1.1%
294,040	NextEra Energy, Inc.	$28,683,602

	Total Common Stocks (cost $1,212,872,351)	1,552,170,956

Asset & Commercial Mortgage Backed Securities - 1.7%
	Asset-Backed - Automobile - 0.6%
	CarMax Automotive Owner Trust
$225,000	1.95%, 09/16/2019	225,954
	Drive Auto Receivables Trust
1,245,000	2.12%, 06/17/2019(3)	1,244,374
	Exeter Automobile Receivables Trust
1,538,331	1.54%, 11/15/2019(3)	1,538,807
	First Investors Automotive Owner Trust
1,625,000	1.67%, 11/16/2020(3)	1,622,168
	Hyundai Automotive Receivables Trust
515,000	2.48%, 03/15/2019	526,090
	Prestige Automotive Receivables Trust
600,000	1.91%, 04/15/2020(3)	604,130
	Santander Drive Automotive Receivables Trust
1,630,000	1.97%, 11/15/2019	1,641,403
675,000	2.25%, 06/17/2019	681,085
400,000	2.33%, 11/15/2019	403,375
2,420,000	2.36%, 04/15/2020	2,435,670
655,000	2.57%, 03/15/2019	664,946
	Westlake Automobile Receivables Trust
1,118,445	0.97%, 10/16/2017(3)	1,118,045
1,355,000	1.83%, 01/15/2021(3)	1,359,557

		14,065,604

	Asset-Backed - Finance & Insurance - 0.6%
	Ally Master Owner Trust
4,885,000	1.54%, 09/15/2019	4,894,506
4,890,000	1.60%, 10/15/2019	4,917,360
	Ford Credit Floorplan Master Owner Trust
430,000	2.09%, 03/15/2022(3)	434,490
	SBA Tower Trust
1,565,000	2.90%, 10/15/2044(3)	1,569,992
	Springleaf Funding Trust
1,765,000	3.16%, 11/15/2024(3)	1,783,619
755,000	3.48%, 05/15/2028(3)	761,753

		14,361,720

	Asset-Backed - Home Equity - 0.0%
	New Century Home Equity Loan Trust
7,906	0.77%, 03/25/2035(4)	7,891

	Commercial Mortgage-Backed Securities - 0.5%
	Hilton USA Trust
1,765,000	2.66%, 11/05/2030	1,769,157
	JP Morgan Chase Commercial Mortgage Securities Trust
2,361,094	5.88%, 02/12/2049(4)	2,476,265
	LB-UBS Commercial Mortgage Trust
957,092	6.27%, 04/15/2041(4)	1,032,931
	Merrill Lynch/Countrywide Commercial Mortgage Trust
3,497,938	5.81%, 06/12/2050(4)	3,692,910
	SFAVE Commercial Mortgage Securities Trust
2,500,000	4.14%, 01/05/2035(3)(4)	2,475,467
	Wachovia Bank Commercial Mortgage Trust
2,286,427	5.31%, 11/15/2048	2,351,410

		13,798,140

	Total Asset & Commercial Mortgage Backed Securities (cost $42,424,629)	42,233,355

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Corporate Bonds - 16.6%
	Aerospace/Defense - 0.0%
	United Technologies Corp.
$365,000	3.10%, 06/01/2022	$370,765

	Agriculture - 0.3%
	Altria Group, Inc.
880,000	4.50%, 05/02/2043	840,586
1,995,000	4.75%, 05/05/2021	2,173,772
	BAT International Finance plc
685,000	2.75%, 06/15/2020(3)	698,168
2,775,000	3.25%, 06/07/2022(3)	2,815,024
290,000	3.50%, 06/15/2022(3)	298,053
	Imperial Tobacco Finance plc
1,065,000	3.75%, 07/21/2022(3)	1,075,087
	Philip Morris International, Inc.
270,000	5.65%, 05/16/2018	298,199

		8,198,889

	Airlines - 0.4%
	Continental Airlines, Inc.
3,347,232	5.98%, 10/19/2023	3,698,692
	Southwest Airlines Co.
2,700,000	5.75%, 12/15/2016	2,844,930
2,453,283	6.15%, 02/01/2024	2,747,677

		9,291,299

	Auto Manufacturers - 0.4%
	Daimler Finance NA LLC
5,600,000	2.63%, 09/15/2016(3)	5,663,140
	Daimler Finance North America LLC
150,000	2.25%, 07/31/2019(3)	146,041
	Ford Motor Credit Co. LLC
2,985,000	2.38%, 03/12/2019	2,961,287
1,955,000	3.16%, 08/04/2020	1,952,760
	Volkswagen Group of America Finance LLC
580,000	2.45%, 11/20/2019(3)	542,038

		11,265,266

	Beverages - 0.4%
	Anheuser-Busch InBev Worldwide, Inc.
3,205,000	7.75%, 01/15/2019	3,766,240
	Coca-Cola Femsa S.A.B. de C.V.
1,176,000	2.38%, 11/26/2018	1,184,703
1,300,000	3.88%, 11/26/2023	1,342,263
	Heineken N.V.
1,330,000	2.75%, 04/01/2023(3)	1,300,437
50,000	4.00%, 10/01/2042(3)	45,302
	Molson Coors Brewing Co.
765,000	3.50%, 05/01/2022	760,246
495,000	5.00%, 05/01/2042	436,464

		8,835,655

	Biotechnology - 0.2%
	Biogen, Inc.
1,340,000	2.90%, 09/15/2020	1,353,561
	Celgene Corp.
230,000	2.25%, 05/15/2019	232,473
770,000	3.55%, 08/15/2022	781,622
535,000	3.63%, 05/15/2024	532,679
	Gilead Sciences, Inc.
335,000	2.55%, 09/01/2020	337,094
935,000	3.50%, 02/01/2025	941,642
930,000	3.70%, 04/01/2024	951,637
405,000	4.50%, 02/01/2045	389,223

		5,519,931

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Chemicals - 0.1%
	LyondellBasell Industries
$1,145,000	4.63%, 02/26/2055	$971,060
	Monsanto Co.
300,000	4.70%, 07/15/2064	258,174

		1,229,234

	Commercial Banks - 4.3%
	American Express Centurion Bank
6,350,000	6.00%, 09/13/2017	6,883,730
	Bank of America Corp.
3,400,000	4.20%, 08/26/2024	3,397,566
1,655,000	5.00%, 05/13/2021	1,823,615
	Bank of New York Mellon Corp.
2,020,000	2.15%, 02/24/2020	2,021,868
925,000	3.00%, 02/24/2025	909,257
	Barclays Bank plc
1,100,000	2.50%, 02/20/2019	1,118,819
1,300,000	3.75%, 05/15/2024	1,314,195
800,000	6.05%, 12/04/2017(3)	865,158
	BNP Paribas S.A.
2,075,000	2.40%, 12/12/2018	2,102,865
305,000	3.25%, 03/03/2023	307,027
	BPCE S.A.
365,000	2.50%, 12/10/2018	371,483
1,000,000	2.50%, 07/15/2019	1,012,153
1,075,000	4.00%, 04/15/2024	1,117,027
1,275,000	5.15%, 07/21/2024(3)	1,295,888
	Capital One Financial Corp.
2,875,000	3.75%, 04/24/2024	2,855,162
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,227,713
1,000,000	4.95%, 11/07/2043	1,037,395
690,000	5.30%, 05/06/2044	717,951
2,700,000	6.13%, 05/15/2018	2,984,404
520,000	8.13%, 07/15/2039	747,810
	Compass Bank
505,000	2.75%, 09/29/2019	503,117
	Credit Agricole S.A.
1,950,000	2.50%, 04/15/2019(3)	1,977,019
790,000	4.38%, 03/17/2025(3)	762,849
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025(3)	1,383,894
1,885,000	3.80%, 09/15/2022	1,882,849
	Credit Suisse New York
945,000	2.30%, 05/28/2019	948,664
855,000	3.00%, 10/29/2021	856,763
250,000	3.63%, 09/09/2024	250,415
	Fifth Third Bancorp
300,000	2.88%, 10/01/2021	303,085
	Goldman Sachs Group, Inc.
3,335,000	2.38%, 01/22/2018	3,378,558
2,975,000	5.63%, 01/15/2017	3,124,437
1,700,000	6.15%, 04/01/2018	1,872,290
2,590,000	6.25%, 02/01/2041	3,123,131
	HSBC Holdings plc
3,010,000	6.10%, 01/14/2042	3,746,424
	Huntington National Bank
760,000	2.20%, 04/01/2019	760,553
1,490,000	2.40%, 04/01/2020	1,479,943
	ING Bank N.V.
5,200,000	3.75%, 03/07/2017(3)	5,369,374
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,241,608
850,000	3.38%, 05/01/2023	830,675
2,000,000	4.95%, 03/25/2020	2,202,638

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$1,080,000	5.40%, 01/06/2042	$1,215,411
	Korea Development Bank
2,600,000	2.50%, 03/11/2020	2,626,250
	Macquarie Bank Ltd.
470,000	2.40%, 01/21/2020(3)	469,208
	Merrill Lynch & Co., Inc.
1,000,000	6.40%, 08/28/2017	1,085,186
6,000,000	6.88%, 04/25/2018	6,705,816
	Morgan Stanley
4,875,000	2.50%, 01/24/2019	4,941,539
1,000,000	3.70%, 10/23/2024	1,004,770
515,000	4.30%, 01/27/2045	489,445
250,000	5.63%, 09/23/2019	279,289
	National City Corp.
4,250,000	6.88%, 05/15/2019	4,899,379
	Sovereign Bancorp, Inc.
4,795,000	8.75%, 05/30/2018	5,475,281
	U.S. Bancorp
780,000	3.70%, 01/30/2024	816,588
	UBS AG Stamford CT
235,000	5.88%, 12/20/2017	255,875
	UBS Group Funding Jersey Ltd.
1,665,000	2.95%, 09/24/2020	1,668,172
	Wachovia Corp.
1,000,000	5.75%, 06/15/2017	1,074,546
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,560,283

		108,676,410

	Commercial Services - 0.2%
	Catholic Health Initiatives
765,000	2.60%, 08/01/2018	781,063
	ERAC USA Finance Co.
655,000	2.35%, 10/15/2019(3)	655,090
340,000	2.75%, 03/15/2017(3)	346,733
1,800,000	4.50%, 08/16/2021(3)	1,944,430
1,500,000	5.63%, 03/15/2042(3)	1,608,557

		5,335,873

	Country Funds-Closed-end - 0.1%
	CDP Financial, Inc.
2,475,000	4.40%, 11/25/2019(3)	2,720,770

	Diversified Financial Services - 1.2%
	Capital One Bank
1,655,000	2.15%, 11/21/2018	1,654,197
	Discover Financial Services
3,620,000	6.45%, 06/12/2017	3,899,689
	Eaton Vance Corp.
614,000	6.50%, 10/02/2017	671,058
	General Electric Capital Corp.
4,300,000	4.63%, 01/07/2021	4,798,731
5,000,000	5.88%, 01/14/2038	6,235,390
	Postal Square L.P.
10,746,929	8.95%, 06/15/2022	13,031,329
	Synchrony Financial
520,000	2.70%, 02/03/2020	514,116
355,000	3.00%, 08/15/2019	357,813

		31,162,323

	Electric - 1.0%
	Berkshire Hathaway Energy Co.
1,700,000	4.50%, 02/01/2045	1,685,135
	Consolidated Edison Co. of New York, Inc.
2,605,000	5.30%, 12/01/2016	2,730,285
	Dominion Resources, Inc.
2,850,000	3.63%, 12/01/2024	2,848,903
	Electricitie De France

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$385,000	4.88%, 01/22/2044(3)	$409,315
2,375,000	5.63%, 01/22/2024(3)(4)(5)	2,346,500
	Eversource Energy
285,000	3.15%, 01/15/2025	279,245
	Indianapolis Power and Light
1,275,000	6.60%, 06/01/2037(3)	1,642,120
	NextEra Energy Capital Holdings, Inc.
4,750,000	2.06%, 09/01/2017	4,781,616
	NiSource Finance Corp.
340,000	4.80%, 02/15/2044	351,679
	Pacific Gas & Electric Co.
695,000	3.85%, 11/15/2023	725,822
435,000	5.13%, 11/15/2043	480,838
	Southern California Edison Co.
4,000,000	5.55%, 01/15/2037	4,728,128
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,445,540
	State Grid Overseas Investment
1,795,000	2.75%, 05/07/2019(3)	1,823,901

		26,279,027

	Food - 0.4%
	ConAgra Foods, Inc.
210,000	1.90%, 01/25/2018	208,619
	Grupo Bimbo S.A.B. de C.V.
630,000	3.88%, 06/27/2024(3)	610,130
	Kraft Foods Group, Inc.
555,000	2.25%, 06/05/2017	561,293
	Kraft Heinz Foods Co.
2,030,000	3.50%, 07/15/2022(3)	2,073,682
	Kroger Co.
620,000	3.30%, 01/15/2021	636,204
1,065,000	4.00%, 02/01/2024	1,111,828
	Mondelez International, Inc.
225,000	4.00%, 02/01/2024	233,160
3,800,000	4.13%, 02/09/2016	3,841,967

		9,276,883

	Gas - 0.3%
	Atmos Energy Corp.
5,875,000	6.35%, 06/15/2017	6,348,642

	Healthcare-Products - 0.1%
	Medtronic, Inc.
545,000	2.50%, 03/15/2020	552,341
775,000	3.15%, 03/15/2022	786,073
1,230,000	3.50%, 03/15/2025	1,255,023
310,000	3.63%, 03/15/2024	318,290
205,000	4.38%, 03/15/2035	207,233

		3,118,960

	Healthcare-Services - 0.4%
	Anthem, Inc.
421,000	3.30%, 01/15/2023	416,616
	Cigna Corp.
2,125,000	3.25%, 04/15/2025	2,057,491
	Dignity Health
180,000	2.64%, 11/01/2019	183,625
380,000	3.81%, 11/01/2024	389,438
	Kaiser Foundation Hospitals
521,000	3.50%, 04/01/2022	536,792
640,000	4.88%, 04/01/2042	671,501
	Memorial Sloan-Kettering Cancer Center
530,000	4.20%, 07/01/2055	483,357
	NewYork-Presbyterian Hospital
950,000	4.02%, 08/01/2045	898,393
	Toledo Hospital
1,120,000	4.98%, 11/15/2045	1,136,601

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	UnitedHealth Group, Inc.
$920,000	3.35%, 07/15/2022	$949,531
1,440,000	3.75%, 07/15/2025	1,488,437

		9,211,782

	Holding Companies-Diversified - 0.0%
	Hutchison Whampoa International Ltd.
1,000,000	3.63%, 10/31/2024(3)	985,467

	Household Products - 0.3%
	Procter & Gamble Co.
6,863,360	9.36%, 01/01/2021	8,265,737

	Insurance - 0.4%
	Ace INA Holdings, Inc.
840,000	3.35%, 05/15/2024	840,645
	American International Group, Inc.
1,570,000	3.88%, 01/15/2035	1,444,204
	Five Corners Funding Trust
200,000	4.42%, 11/15/2023(3)	209,184
	Liberty Mutual Group, Inc.
550,000	4.25%, 06/15/2023(3)	568,825
	Loews Corp.
835,000	2.63%, 05/15/2023	802,597
	MetLife, Inc.
305,000	1.90%, 12/15/2017	307,229
2,205,000	3.60%, 04/10/2024	2,245,936
795,000	4.88%, 11/13/2043	838,044
	Prudential Financial, Inc.
1,500,000	3.50%, 05/15/2024	1,508,118
	Teachers Insurance & Annuity Association of America
505,000	4.90%, 09/15/2044(3)	519,492

		9,284,274

	Internet - 0.1%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019(3)	196,277
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,211,099
465,000	4.80%, 12/05/2034	477,815
570,000	4.95%, 12/05/2044	582,289

		2,467,480

	IT Services - 0.2%
	Apple, Inc.
1,500,000	2.85%, 05/06/2021	1,538,370
1,360,000	3.45%, 05/06/2024	1,401,960
175,000	4.45%, 05/06/2044	174,176
	EMC Corp.
1,851,000	1.88%, 06/01/2018	1,855,593

		4,970,099

	Lodging - 0.1%
	Marriott International
1,900,000	2.88%, 03/01/2021	1,908,132

	Machinery-Construction & Mining - 0.1%
	Caterpillar Financial Services Corp.
1,500,000	3.30%, 06/09/2024	1,484,385
	Caterpillar, Inc.
835,000	3.40%, 05/15/2024	833,994
135,000	4.30%, 05/15/2044	131,002

		2,449,381

	Media - 0.8%
	21st Century Fox America, Inc.
385,000	4.00%, 10/01/2023	394,539
1,275,000	4.50%, 02/15/2021	1,378,382
	CCO Safari II LLC
645,000	6.48%, 10/23/2045(3)	650,708

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Comcast Corp.
$2,450,000	4.40%, 08/15/2035	$2,465,641
	Cox Communications, Inc.
2,320,000	4.80%, 02/01/2035(3)	2,056,239
	DirecTV Holdings LLC
355,000	3.95%, 01/15/2025	348,192
2,185,000	4.45%, 04/01/2024	2,241,432
	Discovery Communications, Inc.
280,000	3.25%, 04/01/2023	265,740
	Grupo Televisa S.A.B. de C.V.
420,000	5.00%, 05/13/2045	379,420
	Sky plc
1,265,000	2.63%, 09/16/2019(3)	1,272,938
2,386,000	3.75%, 09/16/2024(3)	2,351,847
	Time Warner Cable, Inc.
4,120,000	5.85%, 05/01/2017	4,360,373
395,000	6.55%, 05/01/2037	388,119
250,000	7.30%, 07/01/2038	261,845
480,000	8.25%, 04/01/2019	559,331
40,000	8.75%, 02/14/2019	46,975
	Time Warner Entertainment Co., L.P.
130,000	8.38%, 03/15/2023	159,214
	Viacom, Inc.
835,000	3.88%, 12/15/2021	821,224

		20,402,159

	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
1,490,000	3.85%, 09/30/2023	1,494,218
	Rio Tinto Finance USA Ltd.
1,905,000	3.75%, 09/20/2021	1,952,174

		3,446,392

	Miscellaneous Manufacturing - 0.1%
	Parker-Hannifin Corp.
450,000	4.45%, 11/21/2044	467,559
	Pentair Finance S.A.
2,375,000	2.90%, 09/15/2018	2,382,705

		2,850,264

	Oil & Gas - 1.1%
	BG Energy Capital plc
2,450,000	4.00%, 10/15/2021(3)	2,602,003
	BP Capital Markets plc
655,000	2.32%, 02/13/2020	657,433
1,640,000	3.51%, 03/17/2025	1,620,810
140,000	3.99%, 09/26/2023	145,259
2,850,000	4.75%, 03/10/2019	3,116,803
	ConocoPhillips Co.
200,000	2.88%, 11/15/2021	200,323
395,000	4.30%, 11/15/2044	373,952
	Devon Energy Corp.
370,000	3.25%, 05/15/2022	355,297
705,000	5.00%, 06/15/2045	638,742
	EnCana Corp.
2,785,000	6.50%, 05/15/2019	3,054,009
	Phillips 66
360,000	4.88%, 11/15/2044	344,499
	Pioneer Natural Resources Co.
3,540,000	7.50%, 01/15/2020	4,070,469
	Shell International Finance B.V.
500,000	4.38%, 03/25/2020	548,900
	Sinopec Group Overseas Development 2015 Ltd.
3,950,000	2.50%, 04/28/2020(3)	3,892,654
	Statoil ASA
340,000	2.25%, 11/08/2019	342,981
160,000	2.45%, 01/17/2023	152,533

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$145,000	2.65%, 01/15/2024	$138,529
495,000	2.75%, 11/10/2021	495,826
1,850,000	2.90%, 11/08/2020	1,907,646
210,000	3.25%, 11/10/2024	207,721
45,000	3.70%, 03/01/2024	46,246
	Suncor Energy, Inc.
615,000	3.60%, 12/01/2024	609,732
	Total Capital International S.A.
1,375,000	2.70%, 01/25/2023	1,338,435

		26,860,802

	Oil & Gas Services - 0.1%
	Schlumberger Investment S.A.
1,625,000	3.65%, 12/01/2023	1,675,674

	Pharmaceuticals - 0.9%
	AbbVie, Inc.
270,000	3.20%, 11/06/2022	269,767
	Actavis Funding SCS
610,000	3.00%, 03/12/2020	610,534
1,400,000	3.45%, 03/15/2022	1,383,952
655,000	3.80%, 03/15/2025	632,756
1,200,000	4.85%, 06/15/2044	1,093,712
	Bayer US Finance LLC
260,000	2.38%, 10/08/2019(3)	263,368
1,215,000	3.00%, 10/08/2021(3)	1,234,063
395,000	3.38%, 10/08/2024(3)	397,108
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	1,002,036
880,000	3.50%, 11/15/2024	879,588
1,035,000	4.50%, 11/15/2044	1,002,705
	Eli Lilly & Co.
450,000	2.75%, 06/01/2025	443,067
	EMD Finance LLC
2,015,000	2.95%, 03/19/2022(3)	1,991,022
3,000,000	3.25%, 03/19/2025(3)	2,908,098
	Express Scripts Holding Co.
1,525,000	2.25%, 06/15/2019	1,520,208
1,380,000	3.50%, 06/15/2024	1,358,053
	Forest Laboratories, Inc.
305,000	4.88%, 02/15/2021(3)	329,412
	McKesson Corp.
100,000	2.85%, 03/15/2023	96,941
990,000	3.80%, 03/15/2024	1,015,222
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	1,907,746
1,640,000	2.80%, 05/18/2023	1,629,306
630,000	4.15%, 05/18/2043	623,370

		22,592,034

	Pipelines - 0.5%
	Columbia Pipeline Group, Inc.
990,000	2.45%, 06/01/2018(3)	991,914
	Energy Transfer Partners L.P.
1,300,000	5.15%, 03/15/2045	1,014,105
	Kinder Morgan Energy Partners L.P.
2,850,000	6.95%, 01/15/2038	2,824,119
	Phillips 66 Partners L.P.
2,425,000	3.61%, 02/15/2025	2,224,040
	Regency Energy Partners L.P.
2,510,000	5.88%, 03/01/2022	2,572,173
	Western Gas Partners L.P.
2,470,000	4.00%, 07/01/2022	2,390,441

		12,016,792

	Real Estate - 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance plc
480,000	1.75%, 09/15/2017(3)	476,801

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$730,000	2.70%, 09/17/2019(3)	$726,547
1,400,000	3.25%, 10/05/2020(3)(6)	1,413,461

		2,616,809

	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
975,000	3.45%, 09/15/2021	979,402
	Avalonbay Communities, Inc.
760,000	3.63%, 10/01/2020	795,342
	Brandywine Operating Partnership L.P.
2,010,000	6.00%, 04/01/2016	2,054,085
	HCP, Inc.
2,960,000	4.00%, 06/01/2025	2,900,034
2,030,000	6.00%, 01/30/2017	2,139,326
	Scentre Group
1,735,000	2.38%, 11/05/2019(3)	1,732,864

		10,601,053

	Retail - 0.5%
	AutoZone, Inc.
900,000	3.13%, 07/15/2023	889,901
1,908,000	3.70%, 04/15/2022	1,962,990
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,224,872
1,370,000	4.88%, 07/20/2035	1,437,501
1,585,000	5.13%, 07/20/2045	1,703,801
	Home Depot, Inc.
325,000	4.40%, 03/15/2045	335,935
	Lowe’s Cos., Inc.
2,650,000	4.63%, 04/15/2020	2,927,670
	O’Reilly Automotive, Inc.
1,435,000	3.80%, 09/01/2022	1,469,885

		12,952,555

	Savings & Loans - 0.1%
	Nationwide Building Society
1,610,000	2.35%, 01/21/2020(3)	1,612,924

	Telecommunications - 0.7%
	America Movil S.A.B. de C.V.
635,000	3.13%, 07/16/2022	616,521
530,000	4.38%, 07/16/2042	475,606
	AT&T, Inc.
1,000,000	6.80%, 05/15/2036	1,165,720
	GTP Acquisition Partners I LLC
715,000	2.35%, 06/15/2045(3)	718,339
	Orange S.A.
3,200,000	4.13%, 09/14/2021	3,427,379
420,000	9.00%, 03/01/2031	595,352
	Verizon Communications, Inc.
425,000	3.45%, 03/15/2021	435,191
2,415,000	3.50%, 11/01/2021	2,469,096
4,795,000	4.50%, 09/15/2020	5,194,352
2,386,000	4.52%, 09/15/2048	2,096,788
715,000	4.75%, 11/01/2041	666,388
263,000	6.40%, 09/15/2033	301,292

		18,162,024

	Transportation - 0.2%
	FedEx Corp.
270,000	2.63%, 08/01/2022	263,847
405,000	2.70%, 04/15/2023	389,945
845,000	4.90%, 01/15/2034	880,035
1,435,000	5.10%, 01/15/2044	1,503,246

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
$1,685,000	3.20%, 07/15/2020(3)	$1,704,027

		4,741,100

	Total Corporate Bonds (cost $402,389,799)	417,702,861

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	Mexico Government International Bond
1,674,000	3.50%, 01/21/2021	1,703,295
2,375,000	3.60%, 01/30/2025	2,324,531

	Total Foreign Government Obligations (cost $4,022,208)	4,027,826

Municipal Bonds - 1.4%
	General - 0.2%
	Chicago Transit Auth.
520,000	6.90%, 12/01/2040	582,539
	Kansas Dev Finance Auth
1,785,000	4.93%, 04/15/2045	1,715,903
	New Jersey State, Economic Auth Rev
2,400,000	3.80%, 06/15/2018	2,406,624

		4,705,066

	General Obligation - 0.3%
	California State GO, Taxable
1,235,000	7.55%, 04/01/2039	1,778,894
	Chicago, IL, Metropolitan Water Reclamation GO
685,000	5.72%, 12/01/2038	825,432
	Illinois State, GO
1,120,000	5.10%, 06/01/2033	1,049,216
	Los Angeles, CA, USD GO
4,300,000	5.75%, 07/01/2034	5,158,409

		8,811,951

	Higher Education - 0.1%
	University of California, Build America Bonds Rev
1,960,000	5.77%, 05/15/2043	2,395,179

	Medical - 0.1%
	University of California, Regents MedCenter Pooled Rev
1,935,000	6.58%, 05/15/2049	2,491,235

	Power - 0.0%
	Utility Debt Securitization Auth, New York
485,000	3.44%, 12/15/2025	510,225

	Transportation - 0.7%
	Bay Area, CA, Toll Auth Bridge Rev
3,100,000	6.26%, 04/01/2049	4,129,169
	Dallas, TX, Area Rapid Transit Sales Tax Rev
2,200,000	6.00%, 12/01/2044	2,884,200
	Illinois State Toll Highway Auth, Taxable Rev
1,875,000	6.18%, 01/01/2034	2,293,275
	Maryland State Transportation Auth
1,050,000	5.89%, 07/01/2043	1,289,337
	New York and New Jersey PA, Taxable Rev
975,000	5.86%, 12/01/2024	1,193,429
570,000	6.04%, 12/01/2029	702,252
	North Texas Tollway Auth Rev
3,000,000	6.72%, 01/01/2049	4,105,800

		16,597,462

	Utility - Electric - 0.0%
	Municipal Elec Auth Georgia
775,000	6.64%, 04/01/2057	908,416

	Total Municipal Bonds (cost $30,554,102)	36,419,534

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

U.S. Government Agencies - 1.6%
	FHLMC - 0.4%
$70,798	2.39%, 04/01/2029(4)	$73,242
44,826	4.00%, 03/01/2041	47,879
1,154,302	4.50%, 08/01/2033	1,254,441
423,595	4.50%, 09/01/2033	459,874
25,785	4.50%, 12/01/2034	28,019
60,116	4.50%, 05/01/2035	65,311
12,709	4.50%, 09/01/2035	13,797
50,179	4.50%, 09/01/2035	54,415
55,749	4.50%, 12/01/2035	60,312
1,086,274	4.50%, 10/01/2039	1,178,402
332,617	4.50%, 10/01/2039	360,823
163,740	4.50%, 01/01/2040	177,178
9,876	4.50%, 04/01/2040	10,691
44,328	4.50%, 09/01/2040	48,675
384,356	4.50%, 02/01/2041	417,175
656,189	4.50%, 10/01/2041	712,428
113,862	4.50%, 11/01/2043	124,080
4,370,102	4.50%, 01/01/2044	4,737,215

		9,823,957

	FNMA - 0.9%
10,000,000	3.00%, 10/01/2045(7)	10,134,375
145,918	4.50%, 11/01/2023	158,089
240,763	4.50%, 03/01/2038	261,779
150,838	4.50%, 11/01/2039	163,947
220,674	4.50%, 04/01/2040	239,980
83,627	4.50%, 04/01/2040	91,977
216,437	4.50%, 05/01/2040	235,326
312,026	4.50%, 08/01/2040	339,197
241,384	4.50%, 08/01/2040	262,452
134,417	4.50%, 11/01/2040	145,686
81,584	4.50%, 02/01/2041	88,714
78,450	4.50%, 03/01/2041	85,299
156,381	4.50%, 03/01/2041	170,110
353,564	4.50%, 04/01/2041	384,417
551,801	4.50%, 04/01/2041	599,918
13,192	4.50%, 04/01/2041	14,345
532,442	4.50%, 04/01/2041	579,026
118,396	4.50%, 05/01/2041	128,336
689,176	4.50%, 06/01/2041	747,249
980,105	4.50%, 07/01/2041	1,065,474
379,155	4.50%, 09/01/2041	412,388
23,952	4.50%, 11/01/2043	25,964
553,344	4.50%, 06/01/2044	601,196
280,482	4.50%, 07/01/2044	304,858
5,800,000	4.50%, 10/01/2045(7)	6,287,290
5,176	5.00%, 02/01/2019	5,385
55,302	5.00%, 04/01/2019	57,555

		23,590,332

	GNMA - 0.3%
183,473	5.00%, 07/15/2037	205,523
3,857	6.00%, 06/15/2024	4,334
23,059	6.00%, 06/15/2024	26,095
6,990	6.00%, 07/15/2026	7,854
12,698	6.00%, 01/15/2028	14,267
3,255	6.00%, 03/15/2028	3,770
23,096	6.00%, 04/15/2028	26,151
2,274	6.00%, 04/15/2028	2,555
499	6.00%, 04/15/2028	561
43,237	6.00%, 04/15/2028	48,579
13,784	6.00%, 04/15/2028	15,487
10,435	6.00%, 04/15/2028	11,724
7,637	6.00%, 04/15/2028	8,817

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$12,671	6.00%, 05/15/2028	$14,236
29,871	6.00%, 05/15/2028	33,561
68,442	6.00%, 05/15/2028	76,897
5,656	6.00%, 05/15/2028	6,355
860	6.00%, 06/15/2028	966
24,869	6.00%, 06/15/2028	27,942
62,157	6.00%, 07/15/2028	70,645
40,087	6.00%, 07/15/2028	45,039
8,046	6.00%, 08/15/2028	9,040
15,173	6.00%, 08/15/2028	17,131
33,925	6.00%, 09/15/2028	38,571
28,759	6.00%, 09/15/2028	32,312
4,023	6.00%, 09/15/2028	4,520
35,249	6.00%, 09/15/2028	39,603
19,697	6.00%, 10/15/2028	22,131
35,485	6.00%, 10/15/2028	39,869
27,871	6.00%, 10/15/2028	31,314
71,600	6.00%, 10/15/2028	80,445
29,767	6.00%, 10/15/2028	33,653
6,630	6.00%, 10/15/2028	7,449
4,898	6.00%, 10/15/2028	5,503
6,965	6.00%, 11/15/2028	7,826
42,740	6.00%, 11/15/2028	48,406
39,697	6.00%, 11/15/2028	44,602
34,915	6.00%, 11/15/2028	39,228
21,708	6.00%, 11/15/2028	24,390
155,375	6.00%, 11/15/2028	174,570
16,093	6.00%, 11/15/2028	18,081
62,374	6.00%, 11/15/2028	70,080
1,213	6.00%, 12/15/2028	1,376
25,732	6.00%, 12/15/2028	29,138
8,658	6.00%, 12/15/2028	9,728
17,903	6.00%, 12/15/2028	20,115
14,413	6.00%, 12/15/2028	16,549
10,677	6.00%, 12/15/2028	11,996
7,363	6.00%, 12/15/2028	8,273
35,172	6.00%, 12/15/2028	39,518
50,762	6.00%, 12/15/2028	57,033
2,553	6.00%, 12/15/2031	2,995
2,186	6.00%, 12/15/2031	2,480
1,709	6.00%, 12/15/2031	1,939
40,670	6.00%, 09/15/2032	47,391
12,621	6.00%, 11/15/2032	14,470
21,231	6.00%, 01/15/2033	23,854
6,123	6.00%, 04/15/2033	6,879
149,612	6.00%, 06/15/2033	172,080
58,131	6.00%, 10/15/2033	67,166
7,975	6.00%, 11/15/2033	9,217
157,861	6.00%, 10/15/2034	182,565
64,523	6.00%, 01/15/2035	72,494
8,363	6.00%, 05/15/2035	9,397
26,664	6.00%, 06/15/2035	30,734
1,236	6.50%, 03/15/2026	1,417
67	6.50%, 04/15/2026	77
3,156	6.50%, 01/15/2028	3,619
3,277	6.50%, 01/15/2028	3,758
483	6.50%, 02/15/2028	554
32,108	6.50%, 03/15/2028	36,817
9,050	6.50%, 03/15/2028	10,376
36,240	6.50%, 03/15/2028	41,554
691	6.50%, 03/15/2028	792
2,472	6.50%, 03/15/2028	2,834
3,711	6.50%, 03/15/2028	4,255
11,314	6.50%, 03/15/2028	12,973
5,797	6.50%, 04/15/2028	6,647
8,388	6.50%, 04/15/2028	9,618

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$11,714	6.50%, 04/15/2028	$13,431
13,614	6.50%, 04/15/2028	15,611
29,560	6.50%, 04/15/2028	33,894
4,543	6.50%, 04/15/2028	5,210
18,415	6.50%, 04/15/2028	21,116
2,269	6.50%, 04/15/2028	2,601
9,327	6.50%, 04/15/2028	10,694
34,076	6.50%, 04/15/2028	39,072
5,475	6.50%, 04/15/2028	6,278
19,432	6.50%, 04/15/2028	22,281
5,857	6.50%, 04/15/2028	6,716
10,296	6.50%, 04/15/2028	11,806
15,438	6.50%, 05/15/2028	17,702
46,403	6.50%, 05/15/2028	53,207
842	6.50%, 05/15/2028	966
47,604	6.50%, 06/15/2028	54,584
4,033	6.50%, 06/15/2028	4,624
10,606	6.50%, 06/15/2028	12,161
366	6.50%, 06/15/2028	420
21,355	6.50%, 06/15/2028	24,486
11,768	6.50%, 06/15/2028	13,493
12,637	6.50%, 06/15/2028	14,490
140,032	6.50%, 06/15/2028	160,565
15,105	6.50%, 10/15/2028	17,320
5,349	6.50%, 02/15/2035	6,343
36,391	7.00%, 11/15/2031	42,352
17,623	7.00%, 03/15/2032	20,749
1,861,442	7.00%, 11/15/2032	2,291,728
267,147	7.00%, 01/15/2033	317,489
294,600	7.00%, 05/15/2033	354,939
57,939	7.00%, 07/15/2033	68,660
353,292	7.00%, 11/15/2033	420,942
23,661	7.50%, 09/16/2035	26,743
7,591	7.50%, 09/16/2035	8,884
110,586	7.50%, 09/16/2035	128,432
259	8.00%, 09/15/2026	294
164	8.00%, 11/15/2026	186
16,554	8.00%, 12/15/2026	20,154
183	8.00%, 09/15/2027	196
10,968	8.00%, 07/15/2029	13,542
5,624	8.00%, 10/15/2029	5,714
4,448	8.00%, 11/15/2029	4,467
523	8.00%, 12/15/2029	538
19,000	8.00%, 12/15/2029	20,375
2,739	8.00%, 12/15/2029	2,773
854	8.00%, 12/15/2029	917
3,239	8.00%, 12/15/2029	3,577
442	8.00%, 01/15/2030	462
3,735	8.00%, 01/15/2030	3,875
1,385	8.00%, 01/15/2030	1,618
1,975	8.00%, 02/15/2030	2,019
5,216	8.00%, 02/15/2030	5,471
177	8.00%, 03/15/2030	182
1,018	8.00%, 03/15/2030	1,042
6,385	8.00%, 03/15/2030	6,609
122	8.00%, 04/15/2030	123
13,394	8.00%, 04/15/2030	13,585
13,686	8.00%, 04/15/2030	14,104
1,206	8.00%, 04/15/2030	1,233
34,558	8.00%, 04/15/2030	35,255
1,582	8.00%, 05/15/2030	1,663
5,797	8.00%, 05/15/2030	5,974
7,140	8.00%, 05/15/2030	8,301
13,499	8.00%, 06/15/2030	13,663
223	8.00%, 06/15/2030	233
393	8.00%, 06/15/2030	402

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$7,903	8.00%, 06/15/2030	$8,608
16,438	8.00%, 06/15/2030	19,214
8,338	8.00%, 06/15/2030	8,608
4,566	8.00%, 06/15/2030	4,647
231	8.00%, 06/15/2030	236
155	8.00%, 06/15/2030	165
2,064	8.00%, 07/15/2030	2,409
935	8.00%, 07/15/2030	962
638	8.00%, 07/15/2030	770
406	8.00%, 07/15/2030	419
154	8.00%, 08/15/2030	156
20,416	8.00%, 08/15/2030	21,101
35,030	8.00%, 08/15/2030	35,727
3,224	8.00%, 08/15/2030	3,237
1,026	8.00%, 08/15/2030	1,039
14,592	8.00%, 08/15/2030	15,974
7,143	8.00%, 08/15/2030	7,309
1,959	8.00%, 08/15/2030	2,282
5,349	8.00%, 08/15/2030	5,499
17,969	8.00%, 09/15/2030	18,423
10,989	8.00%, 11/15/2030	11,372
8,664	8.00%, 12/15/2030	8,944
158,842	8.00%, 12/15/2030	180,190
13,310	8.00%, 12/15/2030	13,777
5,267	8.00%, 12/15/2030	5,471
285	8.00%, 02/15/2031	305
3,642	9.00%, 07/20/2016	3,657
10,711	9.00%, 06/15/2022	10,913

		7,242,710

	Total U.S. Government Agencies (cost $39,314,964)	40,656,999

U.S. Government Securities - 15.9%
	U.S. Treasury Securities - 15.9%
	U.S. Treasury Bonds - 2.9%
2,000,000	2.50%, 02/15/2045	1,841,198
17,645,800	2.88%, 05/15/2043	17,589,281
1,735,000	3.00%, 11/15/2044	1,771,733
361,500	3.13%, 02/15/2043	378,577
10,570,000	3.13%, 08/15/2044	11,062,721
8,030,000	3.38%, 05/15/2044	8,813,134
22,000,000	4.38%, 02/15/2038	28,290,636
1,750,000	6.00%, 02/15/2026	2,392,031

		72,139,311

	U.S. Treasury Notes - 13.0%
50,000,000	0.50%, 08/31/2016	50,055,350
22,475,000	0.63%, 12/31/2016	22,519,186
8,300,000	0.63%, 05/31/2017	8,306,159
25,000,000	0.63%, 08/31/2017	24,999,025
5,343,000	0.88%, 01/31/2017	5,370,687
11,800,000	1.00%, 09/15/2017	11,883,119
2,000,000	1.00%, 05/31/2018	2,007,318
8,300,000	1.25%, 11/30/2018	8,366,574
36,835,000	1.38%, 09/30/2018	37,311,755
37,000,000	1.63%, 07/31/2019	37,634,957
4,000,000	1.63%, 06/30/2020	4,050,468
17,835,000	1.75%, 09/30/2019	18,213,066
17,030,000	2.25%, 11/15/2024	17,348,427
13,095,000	2.38%, 08/15/2024	13,487,169
23,000,000	2.75%, 02/15/2019	24,282,963
9,450,000	2.75%, 11/15/2023	10,061,047
7,150,000	2.75%, 02/15/2024	7,599,106
22,205,000	3.88%, 05/15/2018	23,960,283

		327,456,659

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Total U.S. Government Securities (cost $383,649,246)		399,595,970

Preferred Stocks - 0.4%
	Retailing - 0.4%
163,241	Tory Burch LLC*(1)(2)		$9,342,257

	Total Preferred Stocks (cost $12,794,224)		9,342,257

	Total Long-Term Investments (cost $2,128,021,523)		2,502,149,758

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 1.0%
25,421,274	Federated Prime Obligations Fund		25,421,274

	Total Short-Term Investments (cost $25,421,274)		25,421,274

	Total Investments (cost $2,153,442,797)^	100.4%	$2,527,571,032
	Other Assets and Liabilities	(0.4)%	(10,884,524)

	Total Net Assets	100.0%	$2,516,686,508

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	445,729,245
Unrealized Depreciation		(71,601,010)

Net Unrealized Appreciation	$	374,128,235

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
08/2011	11,702,200	Allstar Co.	$	5,090,681
11/2013	163,241	Tory Burch LLC Preferred		12,794,224

			$	17,884,905

At September 30, 2015, the aggregate value of these securities were $19,172,105, which represents 0.8% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of these securities was $19,172,105, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $87,205,892, which represents 3.5% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2015.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,395,198 at September 30, 2015.
(7)	Represents or includes a TBA transaction.

Futures Contracts Outstanding at September 30, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	61	12/21/2015	$7,768,085	$7,852,797	$84,712
U.S. Treasury 5-Year Note Future	148	12/31/2015	17,648,078	17,836,313	188,235

Total					$272,947

Short position contracts:
U.S. Treasury CME Ultra Long Term Bond Future	28	12/21/2015	$4,337,332	$4,491,375	$(154,043)

Total futures contracts					$118,904

TBA Sale Commitments Outstanding at September 30, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$5,000,000	10/01/2045	$5,410,938	$(6,250)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Hartford Balanced HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$12,238,240	$12,238,240	$—	$—
Banks	163,617,376	163,617,376	—	—
Capital Goods	99,475,828	99,475,828	—	—
Commercial & Professional Services	15,771,286	15,771,286	—	—
Consumer Durables & Apparel	12,125,763	12,125,763	—	—
Consumer Services	28,885,947	28,885,947	—	—
Diversified Financials	68,407,124	68,407,124	—	—
Energy	101,402,641	101,402,641	—	—
Food & Staples Retailing	29,270,102	29,270,102	—	—
Food, Beverage & Tobacco	82,579,196	64,707,069	17,872,127	—
Health Care Equipment & Services	68,309,174	68,309,174	—	—
Household & Personal Products	13,998,787	13,998,787	—	—
Insurance	57,702,030	57,702,030	—	—
Materials	37,947,361	37,947,361	—	—
Media	60,326,746	60,326,746	—	—
Pharmaceuticals, Biotechnology & Life Sciences	230,588,112	178,646,924	51,941,188	—
Real Estate	4,306,344	4,306,344	—	—
Retailing	68,423,543	58,593,695	—	9,829,848
Semiconductors & Semiconductor Equipment	90,856,022	90,856,022	—	—
Software & Services	150,654,195	150,654,195	—	—
Technology Hardware & Equipment	105,037,911	105,037,911	—	—
Telecommunication Services	8,192,498	8,192,498	—	—
Transportation	13,371,128	13,371,128	—	—
Utilities	28,683,602	28,683,602	—	—
Asset & Commercial Mortgage Backed Securities	42,233,355	—	42,233,355	—
Corporate Bonds	417,702,861	—	417,702,861	—
Foreign Government Obligations	4,027,826	—	4,027,826	—
Municipal Bonds	36,419,534	—	36,419,534	—
U.S. Government Agencies	40,656,999	—	40,656,999	—
U.S. Government Securities	399,595,970	—	399,595,970	—
Preferred Stocks	9,342,257	—	—	9,342,257
Short-Term Investments	25,421,274	25,421,274	—	—
Futures Contracts(2)	272,947	272,947	—	—

Total	$2,527,843,979	$1,498,222,014	$1,010,449,860	$19,172,105

Liabilities
Futures Contracts(2)	$(154,043)	$(154,043)	$—	$—
TBA Sale Commitments	(5,410,938)	—	(5,410,938)	—

Total	$(5,564,981)	$(154,043)	$(5,410,938)	$—

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Balanced HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Asset & Commercial Mortgage Backed Securities	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Beginning balance	$7,898	$12,091,883	$20,629,007	$9,653,883	$42,382,671
Purchases	-	-	-	-	-
Sales	-	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	-	-	-	-	-
Net change in unrealized appreciation/depreciation	-	(2,262,035)	-	(311,626)	(2,573,661)
Transfers into Level 3(1)	-	-	-	-	-
Transfers out of Level 3(1)	(7,898)	-	(20,629,007)	-	(20,636,905)
Ending balance	$-	$9,829,848	$-	$9,342,257	$19,172,105

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $ (2,573,661).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Capital Appreciation HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Automobiles & Components - 1.9%
540,563	Delphi Automotive plc	$41,104,411
309,930	Fiat Chrysler Automobiles N.V.*	4,028,328
1,114,910	Goodyear Tire & Rubber Co.	32,700,310
186,869	Harley-Davidson, Inc.	10,259,108
274,600	Honda Motor Co., Ltd.	8,195,902
23,866	Tesla Motors, Inc.*	5,928,314
117,500	Thor Industries, Inc.	6,086,500
79,447	Volkswagen AG (Preference Shares)	8,727,065

		117,029,938

	Banks - 5.8%
83,113	Axis Bank Ltd. GDR	3,133,360
1,441,215	Bank of America Corp.	22,454,130
177,706	BNP Paribas S.A.	10,462,275
1,875,884	CaixaBank S.A.	7,239,314
8,188,000	China Construction Bank Class H	5,464,114
1,427,923	Citigroup, Inc.	70,839,260
1,307,707	ICICI Bank Ltd. ADR	10,958,585
1,802,156	JP Morgan Chase & Co.	109,877,451
154,804	M&T Bank Corp.	18,878,348
1,685,100	Mitsubishi UFJ Financial Group, Inc.	10,181,775
711,751	PNC Financial Services Group, Inc.	63,488,189
187,700	Sumitomo Mitsui Financial Group, Inc.	7,117,637
344,344	Wells Fargo & Co.	17,682,064

		357,776,502

	Capital Goods - 5.2%
87,888	3M Co.	12,459,882
22,177	Acuity Brands, Inc.	3,893,838
54,402	AECOM*	1,496,599
459,991	AerCap Holdings N.V.*	17,590,056
150,723	Airbus Group SE	8,925,815
320,855	Builders FirstSource, Inc.*	4,068,441
5,659,131	Capstone Turbine Corp.*	1,924,105
42,200	Caterpillar, Inc.	2,758,192
50,104	Danaher Corp.	4,269,362
94,011	DigitalGlobe, Inc.*	1,788,089
690,410	DMG Mori Co., Ltd.	8,788,178
500,831	Eaton Corp. plc	25,692,630
126,374	Fastenal Co.	4,626,552
99,528	Fortune Brands Home & Security, Inc.	4,724,594
192,015	Generac Holdings, Inc.*	5,777,731
648,286	General Electric Co.	16,349,773
112,396	HD Supply Holdings, Inc.*	3,216,774
350,600	HF Global, Inc.(1)(2)	4,242,246
109,140	Honeywell International, Inc.	10,334,467
54,455	KLX, Inc.*	1,946,222
82,013	Lockheed Martin Corp.	17,002,115
39,639	Middleby Corp. (The)*	4,169,626
72,781	Northrop Grumman Corp.	12,078,007
437,639	Owens Corning	18,341,450
329,771	Raytheon Co.	36,030,779
87,811	Safran S.A.	6,602,649
493,200	Sanwa Holdings Corp.	3,395,142
133,017	Schneider Electric SE	7,448,820
33,047	Sulzer AG	3,238,146
43,671	Teledyne Technologies, Inc.*	3,943,491
104,088	Textron, Inc.	3,917,872
54,760	TransDigm Group, Inc.*	11,631,572
456,301	United Technologies Corp.	40,606,226
23,800	Wabco Holdings, Inc.*	2,494,954

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

99,132	WESCO International, Inc.*	$4,606,664

		320,381,059

	Commercial & Professional Services - 0.6%
79,040	Clean Harbors, Inc.*	3,475,389
143,667	Equifax, Inc.	13,961,559
224,900	Herman Miller, Inc.	6,486,116
64,279	Robert Half International, Inc.	3,288,514
216,200	TriNet Group, Inc.*	3,632,160
57,419	Verisk Analytics, Inc. Class A*	4,243,838

		35,087,576

	Consumer Durables & Apparel - 3.1%
269,150	Asics Corp.	6,414,977
402,511	D.R. Horton, Inc.	11,817,723
214,704	Electrolux AB Series B	6,066,851
26,698,000	Global Brands Group Holding Ltd.*	5,526,812
47,730	GoPro, Inc. Class A*	1,490,130
316,182	Harman International Industries, Inc.	30,350,310
175,066	iRobot Corp.*	5,101,423
538,784	Kate Spade & Co.*	10,296,162
221,351	Lennar Corp. Class A	10,653,624
74,070	Luxottica Group S.p.A.	5,133,388
35,230	Michael Kors Holdings Ltd.*	1,488,115
2,436,430	PulteGroup, Inc.	45,975,434
85,680	PVH Corp.	8,734,219
41,736	Ralph Lauren Corp.	4,931,526
1,330,300	Sony Corp.	32,608,456
225,834	Vera Bradley, Inc.*	2,847,767

		189,436,917

	Consumer Services - 3.5%
322,203	American Public Education, Inc.*	7,555,660
25,938	Chipotle Mexican Grill, Inc.*	18,681,844
359,700	Grand Canyon Education, Inc.*	13,665,003
926,564	Hilton Worldwide Holdings, Inc.	21,255,378
59,592	Jack in the Box, Inc.	4,590,968
567,783	Las Vegas Sands Corp.	21,558,720
597,890	LifeLock, Inc.*	5,237,516
236,723	McDonald’s Corp.	23,324,317
775,700	Norwegian Cruise Line Holdings Ltd.*	44,447,610
33,226	Panera Bread Co. Class A*	6,426,241
382,090	Planet Fitness, Inc. Class A*	6,549,023
728,800	Sands China Ltd.	2,213,700
537,361	Wyndham Worldwide Corp.	38,636,256
54,514	Wynn Resorts Ltd.	2,895,784

		217,038,020

	Diversified Financials - 4.7%
162,049	American Express Co.	12,012,693
59,270	Ameriprise Financial, Inc.	6,468,135
159,702	Banca Generali S.p.A.	4,505,051
60,727	Berkshire Hathaway, Inc. Class B*	7,918,801
148,036	BlackRock, Inc.	44,036,269
1,250,300	Blackstone Group L.P.	39,597,001
55,311	Goldman Sachs Group, Inc.	9,610,839
58,000	Intercontinental Exchange, Inc.	13,629,420
191,646	Julius Baer Group Ltd.	8,703,024
338,570	LendingClub Corp. PIPE*	4,479,281
306,300	McGraw Hill Financial, Inc.	26,494,950
510,248	MSCI, Inc.	30,339,346
164,883	Northern Trust Corp.	11,238,425
250,250	PRA Group, Inc.*	13,243,230
184,469	Raymond James Financial, Inc.	9,155,197
74,700	Solar Cayman Ltd.*(1)(2)	5,229
657,157	Springleaf Holdings, Inc.*	28,730,904
224,938	Waddell & Reed Financial, Inc. Class A	7,821,094

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

4,078,528	Zegona Communications plc*	$9,563,176

		287,552,065

	Energy - 4.5%
333,818	Atwood Oceanics, Inc.	4,943,845
424,719	BG Group plc	6,126,946
325,241	Canadian Natural Resources Ltd.	6,325,937
373,919	Chevron Corp.	29,494,731
2,168,323	Cobalt International Energy, Inc.*	15,351,727
81,254	Continental Resources, Inc.*	2,353,928
86,800	Diamondback Energy, Inc.*	5,607,280
46,160	Energen Corp.	2,301,538
373,000	Ensco plc Class A	5,251,840
1,273,487	Halliburton Co.	45,017,765
88,165	Helmerich & Payne, Inc.	4,166,678
141,171	HollyFrontier Corp.	6,894,792
859,199	Imperial Oil Ltd.	27,159,280
3,296,103	Karoon Gas Australia Ltd.*	3,859,801
370,501	Laredo Petroleum, Inc.*	3,493,824
221,700	Marathon Oil Corp.	3,414,180
1,336,337	McDermott International, Inc.*	5,746,249
90,824	National Oilwell Varco, Inc.	3,419,524
98,064	Newfield Exploration Co.*	3,226,306
199,730	Occidental Petroleum Corp.	13,212,139
184,083	Patterson-UTI Energy, Inc.	2,418,851
238,141	Pioneer Natural Resources Co.	28,967,471
215,999	QEP Resources, Inc.	2,706,467
32,576	Rice Energy, Inc.*	526,428
239,933	Royal Dutch Shell plc Class B	5,673,274
1,116,326	Southwestern Energy Co.*	14,166,177
524,496	Suncor Energy, Inc.	14,014,533
1,959,125	Trican Well Service Ltd.*	998,280
441,513	Tsakos Energy Navigation Ltd.	3,589,501
196,754	Whiting Petroleum Corp.*	3,004,434

		273,433,726

	Food & Staples Retailing - 0.4%
76,105	Costco Wholesale Corp.	11,002,500
229,505	Seven & I Holdings Co., Ltd.	10,473,030

		21,475,530

	Food, Beverage & Tobacco - 4.1%
86,026	Anheuser-Busch InBev N.V. ADR	9,146,284
36,969	Anheuser-Busch InBev N.V.	3,931,855
542,621	British American Tobacco plc	29,939,495
1,302,801	Coca-Cola Co.	52,268,376
555,510	ConAgra Foods, Inc.	22,503,710
217,539	Diageo plc	5,844,598
659,601	Freshpet, Inc.*	6,925,811
148,620	Imperial Tobacco Group plc	7,683,469
276,600	Molson Coors Brewing Co. Class B	22,963,332
1,395,066	Mondelez International, Inc. Class A	58,411,414
212,851	Monster Beverage Corp.*	28,764,684

		248,383,028

	Health Care Equipment & Services - 4.0%
288,119	Becton Dickinson and Co.	38,221,867
284,360	Cardinal Health, Inc.	21,844,535
10,082,792	CareView Communications, Inc.*	3,427,141
124,231	Cerner Corp.*	7,448,891
20,500	Cigna Corp.	2,767,910
28,609	Corindus Vascular Robotics, Inc.*	88,402
78,976	Dentsply International, Inc.	3,993,816
59,283	DexCom, Inc.*	5,090,038
145,430	Edwards Lifesciences Corp.*	20,675,783
34,451	Envision Healthcare Holdings, Inc.*	1,267,452
62,678	Essilor International S.A.	7,657,263

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

101,100	Express Scripts Holding Co.*	$8,185,056
225,250	HCA Holdings, Inc.*	17,425,340
49,275	HeartWare International, Inc.*	2,577,575
147,563	Hologic, Inc.*	5,774,140
474,865	IMS Health Holdings, Inc.*	13,818,572
13,020	Intuitive Surgical, Inc.*	5,983,732
57,000	McKesson Corp.	10,546,710
374,228	Medtronic plc	25,050,822
231,554	UnitedHealth Group, Inc.	26,862,580
50,382	Universal Health Services, Inc. Class B	6,288,177
186,647	Veeva Systems, Inc. Class A*	4,369,406
76,500	Zimmer Biomet Holdings, Inc.	7,185,645

		246,550,853

	Household & Personal Products - 0.5%
2,457,985	Avon Products, Inc.	7,988,451
57,780	Beiersdorf AG	5,121,673
192,203	Estee Lauder Cos., Inc. Class A	15,506,938

		28,617,062

	Insurance - 5.2%
825,356	ACE Ltd.	85,341,810
1,058,129	American International Group, Inc.	60,122,890
167,943	Arthur J Gallagher & Co.	6,932,687
428,594	Assicurazioni Generali S.p.A.	7,841,640
1,924,000	China Life Insurance Co., Ltd. Class H	6,703,938
472,758	Delta Lloyd N.V.	3,972,437
194,220	Lincoln National Corp.	9,217,681
16,978	Markel Corp.*	13,613,979
397,258	Marsh & McLennan Cos., Inc.	20,744,813
724,640	MetLife, Inc.	34,166,776
286,442	Principal Financial Group, Inc.	13,560,164
452,500	Prudential Financial, Inc.	34,485,025
163,362	Torchmark Corp.	9,213,617
205,726	Unum Group	6,599,690
28,513	Zurich Insurance Group AG	7,000,118

		319,517,265

	Materials - 2.9%
32,400	Agrium, Inc.	2,899,800
138,000	Barrick Gold Corp.	877,680
87,600	Bemis Co., Inc.	3,466,332
81,426	Cabot Corp.	2,569,805
116,833	Celanese Corp. Series A	6,913,009
473,800	Chemours Co.	3,065,486
277,494	Constellium N.V. Class A*	1,681,614
1,713,190	Fortescue Metals Group Ltd.	2,211,608
1,598,900	Freeport-McMoRan, Inc.	15,493,341
229,653	Huntsman Corp.	2,225,338
157,270	International Paper Co.	5,943,233
8,663,700	Ivanhoe Mines Ltd. Class A*	4,219,861
1,096,997	Louisiana-Pacific Corp.*	15,621,237
641,613	Methanex Corp.	21,267,434
591,338	Norbord, Inc.	8,481,236
294,530	Packaging Corp. of America	17,718,925
227,296	Platform Specialty Products Corp.*	2,875,294
263,885	Praxair, Inc.	26,879,326
227,949	Reliance Steel & Aluminum Co.	12,311,526
119,231	Rio Tinto plc ADR	4,032,392
250,325	Wacker Chemie AG	19,039,914

		179,794,391

	Media - 1.7%
278,630	CBS Corp. Class B	11,117,337
123,296	IMAX Corp.*	4,166,172
268,925	Markit, Ltd.*	7,798,825
258,900	Quebecor, Inc. Class B	5,666,893

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

2,633,210	Sky plc	$41,660,082
69,282	Tribune Media Co. Class A	2,466,439
1,226,200	Twenty-First Century Fox, Inc. Class A	33,082,876
9,300	Walt Disney Co.	950,460

		106,909,084

	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
242,915	Alkermes plc*	14,251,823
407,232	Allergan plc*	110,689,730
69,300	Amgen, Inc.	9,585,576
1,700,196	Arena Pharmaceuticals, Inc.*	3,247,374
166,444	AstraZeneca plc ADR	5,296,248
290,773	AstraZeneca plc	18,440,406
68,738	Biogen, Inc.*	20,058,436
83,230	BioMarin Pharmaceutical, Inc.*	8,765,784
3,061,417	Bristol-Myers Squibb Co.	181,235,886
68,800	Celgene Corp.*	7,442,096
510,605	Eisai Co., Ltd.	30,126,484
257,514	Gilead Sciences, Inc.	25,285,300
203,200	ICON plc*	14,421,104
47,469	Illumina, Inc.*	8,345,999
106,060	Incyte Corp.*	11,701,600
33,362	Isis Pharmaceuticals, Inc.*	1,348,492
363,438	Johnson & Johnson	33,926,937
2,750,503	Merck & Co., Inc.	135,847,343
965,222	Mylan N.V.*	38,859,838
17,000	Perrigo Co. plc	2,673,590
292,932	Portola Pharmaceuticals, Inc.*	12,484,762
41,575	Regeneron Pharmaceuticals, Inc.*	19,338,195
94,306	Roche Holding AG	25,035,561
52,000	TESARO, Inc.*	2,085,200
4,480,781	TherapeuticsMD, Inc.*	26,257,377
126,422	Vertex Pharmaceuticals, Inc.*	13,165,587

		779,916,728

	Real Estate - 1.0%
161,224	American Tower Corp. REIT	14,184,487
52,295	AvalonBay Communities, Inc. REIT	9,142,212
250,420	CBRE Group, Inc. Class A*	8,013,440
284,270	Columbia Property Trust, Inc. REIT	6,595,064
19,488	Equinix, Inc. REIT	5,328,019
199,500	Host Hotels & Resorts, Inc. REIT	3,154,095
335,990	Vonovia SE	10,814,178
144,793	Weyerhaeuser Co. REIT	3,958,641

		61,190,136

	Retailing - 5.8%
298,469	Advance Auto Parts, Inc.	56,568,830
8,451,700	Allstar Co.*(1)(2)	7,099,428
150,433	Amazon.com, Inc.*	77,005,148
199,406	CarMax, Inc.*	11,828,764
862,300	Chico’s FAS, Inc.	13,563,979
117,065	Dollar Tree, Inc.*	7,803,553
1,799,935	Groupon, Inc.*	5,867,788
246,820	Home Depot, Inc.	28,505,242
17,385	Honest Co.(1)(2)	715,906
130,938	L Brands, Inc.	11,801,442
267,786	Lowe’s Cos., Inc.	18,455,811
497,000	Michaels Cos., Inc.*	11,480,700
13,698	Priceline Group, Inc.*	16,942,508
259,927	Signet Jewelers Ltd.	35,383,862
436,689	TJX Cos., Inc.	31,188,328
139,183	TripAdvisor, Inc.*	8,771,313
355,500	Tuesday Morning Corp.*	1,923,255
459,905	Vipshop Holdings Ltd. ADR*	7,726,404

		352,632,261

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Semiconductors & Semiconductor Equipment - 4.7%
834,230	Cypress Semiconductor Corp.	$7,107,640
96,702	First Solar, Inc.*	4,134,011
22,479,720	GCL-Poly Energy Holdings Ltd.*	4,354,650
2,755,900	Intel Corp.	83,062,826
667,730	Marvell Technology Group Ltd.	6,042,957
502,663	Maxim Integrated Products, Inc.	16,788,944
2,133,781	Micron Technology, Inc.*	31,964,039
710,922	NXP Semiconductors N.V.*	61,899,979
76,223	Silicon Motion Technology Corp. ADR	2,081,650
206,521	SK Hynix, Inc.	5,890,082
1,529,520	Sumco Corp.	13,718,142
449,572	SunEdison Semiconductor Ltd.*	4,738,489
1,168,155	SunEdison, Inc.*	8,387,353
1,709,483	SunPower Corp.*	34,258,039
67,600	Synaptics, Inc.*	5,574,296

		290,003,097

	Software & Services - 13.2%
321,202	Accenture plc Class A	31,561,308
2,702,010	Activision Blizzard, Inc.	83,465,089
544,512	Adobe Systems, Inc.*	44,769,777
276,979	Akamai Technologies, Inc.*	19,128,170
482,139	Alibaba Group Holding Ltd. ADR*	28,431,737
196,424	Automatic Data Processing, Inc.	15,784,633
247,630	Baidu, Inc. ADR*	34,026,838
148,500	Blackhawk Network Holdings, Inc.*	6,294,915
179,400	Cognizant Technology Solutions Corp. Class A*	11,232,234
129,521	CoStar Group, Inc.*	22,414,904
1,022,043	Coupons.com, Inc.*	9,198,387
184,967	Dropbox, Inc. Class B(1)(2)	2,465,610
843,190	Enernoc, Inc.*	6,661,201
36,900	Envestnet, Inc.*	1,105,893
420,900	Everyday Health, Inc.*	3,847,026
1,074,902	Facebook, Inc. Class A*	96,633,690
653,188	Genpact Ltd.*	15,421,769
447,527	Gogo, Inc.*	6,838,212
17,600	Google, Inc. Class A*	11,235,312
186,026	Google, Inc. Class C*	113,181,939
74,190	GrubHub, Inc.*	1,805,785
2,060,401	Microsoft Corp.	91,193,348
59,705	Mobileye N.V.*	2,715,383
802,964	Monster Worldwide, Inc.*	5,155,029
147,600	Nintendo Co., Ltd.	24,878,224
2,097,452	Optimal Payments plc*	10,284,974
135,837	Pandora Media, Inc.*	2,898,762
168,446	Salesforce.com, Inc.*	11,695,206
135,753	ServiceNow, Inc.*	9,428,046
114,035	Shutterstock, Inc.*	3,448,418
271,840	Symantec Corp.	5,292,725
376,337	Tangoe, Inc.*	2,709,626
30,555	Tyler Technologies Corp.*	4,562,167
199,787	Verint Systems, Inc.*	8,620,809
190,714	VeriSign, Inc.*	13,456,780
892,074	Web.com Group, Inc.*	18,804,920
226,337	Workday, Inc. Class A*	15,585,566
33,764	Yelp, Inc.*	731,328
79,154	Zillow Group, Inc. Class A*	2,274,094
292,386	Zillow Group, Inc. Class C*	7,894,422

		807,134,256

	Technology Hardware & Equipment - 4.5%
430,900	Alps Electric Co., Ltd.	12,168,629
245,980	Amphenol Corp. Class A	12,535,141
625,267	Apple, Inc.	68,966,950
113,409	Arista Networks, Inc.*	6,939,497
453,056	ARRIS Group, Inc.*	11,765,864

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

345,237	Belden, Inc.	$16,119,116
529,418	CDW Corp. of Delaware	21,632,019
3,008,147	Cisco Systems, Inc.	78,963,859
108,258	F5 Networks, Inc.*	12,536,276
3,293	Hewlett-Packard Co.	84,334
4,920,773	ParkerVision, Inc.*	922,645
115,600	Qualcomm, Inc.	6,211,188
5,395	Samsung Electronics Co., Ltd.	5,176,250
243,956	Stratasys Ltd.*	6,462,394
345,762	Trimble Navigation Ltd.*	5,677,412
94,000	Western Digital Corp.	7,467,360

		273,628,934

	Telecommunication Services - 0.6%
268,400	Nippon Telegraph & Telephone Corp.	9,454,016
46,730	SoftBank Group Corp.	2,160,785
118,156	T-Mobile US, Inc.*	4,703,790
452,805	Verizon Communications, Inc.	19,701,546

		36,020,137

	Transportation - 4.2%
7,322,600	AirAsia Bhd	2,135,707
160,370	American Airlines Group, Inc.	6,227,167
328,800	Canadian National Railway Co.	18,671,011
227,100	FedEx Corp.	32,697,858
86,100	Genesee & Wyoming, Inc. Class A*	5,086,788
2,601,607	Hertz Global Holdings, Inc.*	43,524,885
50,891	Kansas City Southern	4,624,974
190,683	Landstar System, Inc.	12,102,650
1,082,780	Scorpio Bulkers, Inc.*	1,580,859
831,946	Swift Transportation Co.*	12,495,829
278,059	Union Pacific Corp.	24,583,196
938,512	United Continental Holdings, Inc.*	49,788,062
379,887	United Parcel Service, Inc. Class B	37,491,048
255,079	XPO Logistics, Inc.*	6,078,532

		257,088,566

	Utilities - 1.6%
1,962,710	Centrica plc	6,818,500
13,383,000	China Longyuan Power Group Corp. Ltd. Class H	14,474,787
224,169	Dominion Resources, Inc.	15,777,014
437,816	Exelon Corp.	13,003,135
188,600	OGE Energy Corp.	5,160,096
282,701	PG&E Corp.	14,926,613
741,861	Xcel Energy, Inc.	26,269,298

		96,429,443

	Total Common Stocks (cost $6,147,969,561)	5,903,026,574

Exchange Traded Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
68,816	SPDR S&P 500 ETF Trust	13,187,210

	Total Exchange Traded Funds (cost $13,448,023)	13,187,210

Preferred Stocks - 1.4%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.(1)(2)	1,725,600

	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E(1)(2)	1,392,422
161,097	Draftkings, Inc. Series D(1)(2)	1,111,387
139,659	Draftkings, Inc. Series D-1(1)(2)	963,489

		3,467,298

	Diversified Financials - 0.1%
284,119	Social Finance, Inc.(1)(2)	4,034,112

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Health Care Equipment & Services - 0.1%
2,512,533	Corindus Vascular Robotics, Inc.		$7,763,727

	Media - 0.0%
29,800	Harvey Weinstein Co. Holdings(1)(2)		—

	Retailing - 0.3%
280,504	Tory Burch LLC*(1)(2)		16,053,216

	Software & Services - 0.7%
56,702	Cloudera, Inc.(1)(2)		1,637,554
50,200	Nanigans, Inc.(1)(2)		493,298
158,682	Pinterest, Inc. Series G(1)(2)		5,126,367
20,891	Sharecare(1)(2)		4,698,031
815,160	Uber Technologies, Inc.(1)(2)		29,080,588
293,655	Zuora, Inc. Series F(1)(2)		1,004,115

			42,039,953

	Technology Hardware & Equipment - 0.1%
466,941	Pure Storage, Inc.*(1)(2)		7,947,336

	Telecommunication Services - 0.0%
3,739	DocuSign, Inc. Series B(1)(2)		69,396
1,120	DocuSign, Inc. Series B-1(1)(2)		20,787
2,687	DocuSign, Inc. Series D(1)(2)		49,871
69,493	DocuSign, Inc. Series E(1)(2)		1,289,790
10,835	DocuSign, Inc. Series F(1)(2)		201,098

			1,630,942

	Total Preferred Stocks (cost $100,769,586)		84,662,184

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C (1)(2)		1,670,488

	Total Convertible Preferred Stocks (cost $1,097,606)		1,670,488

	Total Long-Term Investments (cost $6,263,284,776)		6,002,546,456

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
107,041,995	BlackRock Liquidity Funds TempFund Portfolio		107,041,995

	Total Short-Term Investments (cost $107,041,995)		107,041,995

	Total Investments (cost $6,370,326,771)^	99.9%	$6,109,588,451
	Other Assets and Liabilities	0.1%	8,280,652

	Total Net Assets	100.0%	$6,117,869,103

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	497,264,506
Unrealized Depreciation		(758,002,826)

Net Unrealized Depreciation	$	(260,738,320)

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
06/2015	16,619	Airbnb, Inc. Series E Preferred	$	1,547,136
08/2011	8,451,700	Allstar Co.		3,676,649
02/2014	56,702	Cloudera, Inc. Preferred		825,581
02/2014	3,739	DocuSign, Inc. Series B Preferred		49,102
02/2014	1,120	DocuSign, Inc. Series B-1 Preferred		14,708
02/2014	2,687	DocuSign, Inc. Series D Preferred		35,287
02/2014	69,493	DocuSign, Inc. Series E Preferred		912,610
04/2015	10,835	DocuSign, Inc. Series F Preferred		206,874
07/2015	161,097	Draftkings, Inc. Series D Preferred		867,652
08/2015	139,659	Draftkings, Inc. Series D-1 Preferred		1,070,543
05/2012	184,967	Dropbox, Inc.		1,674,267
07/2015	350,600	HF Global, Inc.		4,713,607
10/2005	29,800	Harvey Weinstein Co. Holdings Preferred		27,950,957
08/2014	17,385	Honest Co.		470,391
08/2014	40,566	Honest Co. Series C Convertible Preferred		1,097,606
03/2015	50,200	Nanigans, Inc. Preferred		548,109
01/2014	127,917	One Kings Lane, Inc. Preferred		1,972,096
03/2015	158,682	Pinterest, Inc. Series G Preferred		5,695,963
04/2014	466,941	Pure Storage, Inc. Preferred		7,343,067
03/2015	20,891	Sharecare Preferred		5,220,034
09/2015	284,119	Social Finance, Inc. Preferred		4,482,347
03/2007	74,700	Solar Cayman Ltd.		21,894
11/2013	280,504	Tory Burch LLC Preferred		21,984,886
06/2014	815,160	Uber Technologies, Inc. Preferred		12,645,618
01/2015	293,655	Zuora, Inc. Series F Preferred		1,115,684

			$	106,142,668

    At September 30, 2015, the aggregate value of these securities were $93,097,364, which represents 1.5% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of these securities was $93,097,364, which represents 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at September 30, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Buy	12/16/15	GSC	$11,517,085	$11,503,536	$(13,549)
EUR	Sell	12/16/15	HSBC	20,110,451	20,024,051	86,400
EUR	Sell	12/16/15	JPM	20,110,183	20,024,052	86,131
EUR	Sell	12/16/15	NAB	20,108,748	20,029,645	79,103
GBP	Sell	12/16/15	JPM	8,414,718	8,287,291	127,427

Total						$365,512

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank Limited

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Capital Appreciation HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$117,029,938	$96,078,643	$20,951,295	$—
Banks	357,776,502	317,386,607	40,389,895	—
Capital Goods	320,381,059	277,740,063	38,398,750	4,242,246
Commercial & Professional Services	35,087,576	35,087,576	—	—
Consumer Durables & Apparel	189,436,917	133,686,433	55,750,484	—
Consumer Services	217,038,020	214,824,320	2,213,700	—
Diversified Financials	287,552,065	274,338,761	13,208,075	5,229
Energy	273,433,726	257,773,705	15,660,021	—
Food & Staples Retailing	21,475,530	11,002,500	10,473,030	—
Food, Beverage & Tobacco	248,383,028	200,983,611	47,399,417	—
Health Care Equipment & Services	246,550,853	238,893,590	7,657,263	—
Household & Personal Products	28,617,062	23,495,389	5,121,673	—
Insurance	319,517,265	293,999,132	25,518,133	—
Materials	179,794,391	158,542,869	21,251,522	—
Media	106,909,084	65,249,002	41,660,082	—
Pharmaceuticals, Biotechnology & Life Sciences	779,916,728	706,314,277	73,602,451	—
Real Estate	61,190,136	50,375,958	10,814,178	—
Retailing	352,632,261	344,816,927	—	7,815,334
Semiconductors & Semiconductor Equipment	290,003,097	266,040,223	23,962,874	—
Software & Services	807,134,256	769,505,448	35,163,198	2,465,610
Technology Hardware & Equipment	273,628,934	256,284,055	17,344,879	—
Telecommunication Services	36,020,137	24,405,336	11,614,801	—
Transportation	257,088,566	254,952,859	2,135,707	—
Utilities	96,429,443	75,136,156	21,293,287	—
Exchange Traded Funds	13,187,210	13,187,210	—	—
Preferred Stocks	84,662,184	7,763,727	—	76,898,457
Convertible Preferred Stocks	1,670,488	—	—	1,670,488
Short-Term Investments	107,041,995	107,041,995	—	—
Foreign Currency Contracts(2)	379,061	—	379,061	—

Total	$6,109,967,512	$5,474,906,372	$541,963,776	$93,097,364

Liabilities
Foreign Currency Contracts(2)	$(13,549)	$—	$(13,549)	$—

Total	$(13,549)	$—	$(13,549)	$—

(1) For the nine-month period ended September 30, 2015, investments valued at $20,140,991 were transferred from Level 1 to Level 2, and investments valued at $10,401,887 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Capital Appreciation HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$11,918,153	$81,811,280	$1,107,452	$94,836,885
Purchases	5,183,999	20,283,949	-	25,467,948
Sales	-	(7,472,268)	-	(7,472,268)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	3,544,578	-	3,544,578
Net change in unrealized appreciation/depreciation	(2,573,733)	(10,867,195)	563,036	(12,877,892)
Transfers into Level 3(1)	-	-	-	-
Transfers out of Level 3(1)	-	(10,401,887)	-	(10,401,887)
Ending balance	$14,528,419	$76,898,457	$1,670,488	$93,097,364

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $3,165,802.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Disciplined Equity HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Banks - 8.9%
722,160	Bank of America Corp.	$11,251,253
202,060	Citigroup, Inc.	10,024,196
593,400	EverBank Financial Corp.	11,452,620
285,566	JP Morgan Chase & Co.	17,410,959
157,400	PNC Financial Services Group, Inc.	14,040,080

		64,179,108

	Capital Goods - 3.5%
135,887	AMETEK, Inc.	7,109,608
108,594	Honeywell International, Inc.	10,282,766
95,745	Illinois Tool Works, Inc.	7,880,771

		25,273,145

	Commercial & Professional Services - 3.8%
115,710	Equifax, Inc.	11,244,698
160,354	Nielsen Holdings plc	7,130,942
124,305	Verisk Analytics, Inc. Class A*	9,187,383

		27,563,023

	Consumer Durables & Apparel - 2.1%
41,421	PVH Corp.	4,222,457
158,794	VF Corp.	10,831,339

		15,053,796

	Consumer Services - 1.4%
13,975	Chipotle Mexican Grill, Inc.*	10,065,494

	Diversified Financials - 0.9%
73,490	McGraw Hill Financial, Inc.	6,356,885

	Energy - 1.7%
100,765	Anadarko Petroleum Corp.	6,085,198
85,435	EOG Resources, Inc.	6,219,668

		12,304,866

	Food & Staples Retailing - 6.5%
115,790	Costco Wholesale Corp.	16,739,760
199,880	CVS Health Corp.	19,284,423
306,918	Kroger Co.	11,070,532

		47,094,715

	Food, Beverage & Tobacco - 5.7%
261,953	Altria Group, Inc.	14,250,243
411,660	Mondelez International, Inc. Class A	17,236,204
69,636	Monster Beverage Corp.*	9,410,609

		40,897,056

	Health Care Equipment & Services - 8.4%
87,282	Aetna, Inc.	9,549,523
151,605	Cerner Corp.*	9,090,236
172,035	Envision Healthcare Holdings, Inc.*	6,329,168
76,675	McKesson Corp.	14,187,175
125,374	UnitedHealth Group, Inc.	14,544,638
75,900	Zimmer Biomet Holdings, Inc.	7,129,287

		60,830,027

	Household & Personal Products - 3.0%
127,410	Colgate-Palmolive Co.	8,085,439
164,993	Estee Lauder Cos., Inc. Class A	13,311,635

		21,397,074

	Insurance - 4.9%
140,711	ACE Ltd.	14,549,517
204,950	American International Group, Inc.	11,645,259
250,692	XL Group plc	9,105,134

		35,299,910

Hartford Disciplined Equity HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Materials - 3.2%
63,720	Airgas, Inc.	$5,692,107
186,505	Crown Holdings, Inc.*	8,532,604
40,705	Sherwin-Williams Co.	9,068,260

		23,292,971

	Media - 1.9%
233,185	Comcast Corp. Class A	13,347,509

	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
48,350	Allergan plc*	13,142,014
14,090	Biogen, Inc.*	4,111,603
241,020	Bristol-Myers Squibb Co.	14,268,384
131,535	Eli Lilly & Co.	11,008,164
74,086	Gilead Sciences, Inc.	7,274,504
237,903	Merck & Co., Inc.	11,750,029

		61,554,698

	Retailing - 8.7%
21,615	AutoZone, Inc.*	15,645,585
135,188	Dollar Tree, Inc.*	9,011,632
209,480	Lowe’s Cos., Inc.	14,437,362
240,774	Ross Stores, Inc.	11,670,316
167,155	TJX Cos., Inc.	11,938,210

		62,703,105

	Software & Services - 15.8%
113,265	Accenture plc Class A	11,129,419
258,770	Activision Blizzard, Inc.	7,993,405
12,000	Alliance Data Systems Corp.*	3,107,760
143,765	Automatic Data Processing, Inc.	11,552,955
77,570	Fiserv, Inc.*	6,718,338
298,510	Genpact Ltd.*	7,047,821
23,875	Google, Inc. Class A*	15,241,084
17,706	Google, Inc. Class C*	10,772,685
49,570	Intuit, Inc.	4,399,337
133,771	Jack Henry & Associates, Inc.	9,311,799
104,165	Mastercard, Inc. Class A	9,387,350
392,469	Microsoft Corp.	17,370,678

		114,032,631

	Technology Hardware & Equipment - 4.3%
168,052	Apple, Inc.	18,536,135
465,639	Cisco Systems, Inc.	12,223,024

		30,759,159

	Transportation - 1.0%
51,520	FedEx Corp.	7,417,850

	Utilities - 4.6%
210,520	American Electric Power Co., Inc.	11,970,167
125,845	NextEra Energy, Inc.	12,276,180
132,675	Pinnacle West Capital Corp.	8,509,775

		32,756,122

	Total Common Stocks (cost $574,749,247)	712,179,144

	Total Long-Term Investments (cost $574,749,247)	712,179,144

Short-Term Investments - 0.0%
	Other Investment Pools & Funds - 0.0%
268,746	BlackRock Liquidity Funds TempFund Portfolio	268,746

	Total Short-Term Investments (cost $268,746)	268,746

Hartford Disciplined Equity HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Total Investments (cost $575,017,993)^	98.9%	$712,447,890
Other Assets and Liabilities	1.1%	7,952,357

Total Net Assets	100.0%	$720,400,247

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	152,612,980
Unrealized Depreciation		(15,183,083)

Net Unrealized Appreciation	$	137,429,897

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford Disciplined Equity HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$64,179,108	$64,179,108	$—	$—
Capital Goods	25,273,145	25,273,145	—	—
Commercial & Professional Services	27,563,023	27,563,023	—	—
Consumer Durables & Apparel	15,053,796	15,053,796	—	—
Consumer Services	10,065,494	10,065,494	—	—
Diversified Financials	6,356,885	6,356,885	—	—
Energy	12,304,866	12,304,866	—	—
Food & Staples Retailing	47,094,715	47,094,715	—	—
Food, Beverage & Tobacco	40,897,056	40,897,056	—	—
Health Care Equipment & Services	60,830,027	60,830,027	—	—
Household & Personal Products	21,397,074	21,397,074	—	—
Insurance	35,299,910	35,299,910	—	—
Materials	23,292,971	23,292,971	—	—
Media	13,347,509	13,347,509	—	—
Pharmaceuticals, Biotechnology & Life Sciences	61,554,698	61,554,698	—	—
Retailing	62,703,105	62,703,105	—	—
Software & Services	114,032,631	114,032,631	—	—
Technology Hardware & Equipment	30,759,159	30,759,159	—	—
Transportation	7,417,850	7,417,850	—	—
Utilities	32,756,122	32,756,122	—	—
Short-Term Investments	268,746	268,746	—	—

Total	$712,447,890	$712,447,890	$—	$—

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Dividend and Growth HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 1.3%
3,307,306	Ford Motor Co.	$44,880,143

	Banks - 12.7%
2,874,130	Bank of America Corp.	44,778,945
493,699	Bank of Nova Scotia	21,762,252
763,604	Citigroup, Inc.	37,882,395
1,445,580	JP Morgan Chase & Co.	88,137,013
691,214	PNC Financial Services Group, Inc.	61,656,289
390,409	US Bancorp	16,010,673
3,009,944	Wells Fargo & Co.	154,560,624

		424,788,191

	Capital Goods - 6.6%
334,090	Caterpillar, Inc.	21,836,122
531,761	Eaton Corp. plc	27,279,339
1,083,548	General Electric Co.	27,327,081
504,332	Honeywell International, Inc.	47,755,197
40,850	Illinois Tool Works, Inc.	3,362,364
122,606	Lockheed Martin Corp.	25,417,450
227,994	Raytheon Co.	24,910,624
434,891	Textron, Inc.	16,369,297
318,050	United Technologies Corp.	28,303,270

		222,560,744

	Commercial & Professional Services - 1.9%
180,114	Equifax, Inc.	17,503,479
1,003,160	Nielsen Holdings plc	44,610,525

		62,114,004

	Consumer Services - 0.6%
748,424	Hilton Worldwide Holdings, Inc.	17,168,846
94,440	Las Vegas Sands Corp.	3,585,887

		20,754,733

	Diversified Financials - 2.4%
132,907	Ameriprise Financial, Inc.	14,504,141
156,830	BlackRock, Inc.	46,652,220
299,550	Northern Trust Corp.	20,417,328

		81,573,689

	Energy - 8.6%
413,455	Anadarko Petroleum Corp.	24,968,547
608,260	Canadian Natural Resources Ltd.	11,830,657
865,066	Chevron Corp.	68,236,406
274,340	EOG Resources, Inc.	19,971,952
909,867	Exxon Mobil Corp.	67,648,612
510,980	Hess Corp.	25,579,659
667,270	Imperial Oil Ltd.	21,092,405
1,125,840	Marathon Oil Corp.	17,337,936
174,156	Schlumberger Ltd.	12,011,539
417,193	Total S.A. ADR	18,652,699

		287,330,412

	Food & Staples Retailing - 3.5%
762,101	CVS Health Corp.	73,527,504
450,044	Wal-Mart Stores, Inc.	29,180,853
192,966	Walgreens Boots Alliance, Inc.	16,035,475

		118,743,832

	Food, Beverage & Tobacco - 4.1%
959,410	Coca-Cola Co.	38,491,529
766,739	Mondelez International, Inc. Class A	32,103,362
340,770	PepsiCo, Inc.	32,134,611
440,152	Philip Morris International, Inc.	34,917,258

		137,646,760

Hartford Dividend and Growth HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Health Care Equipment & Services - 4.8%
760,200	Baxter International, Inc.	$24,972,570
579,849	Cardinal Health, Inc.	44,544,000
828,619	Medtronic plc	55,467,756
325,097	UnitedHealth Group, Inc.	37,714,503

		162,698,829

	Household & Personal Products - 0.6%
301,140	Colgate-Palmolive Co.	19,110,344

	Insurance - 7.1%
721,608	ACE Ltd.	74,614,267
572,135	Marsh & McLennan Cos., Inc.	29,876,890
677,981	MetLife, Inc.	31,966,804
903,870	Principal Financial Group, Inc.	42,789,206
784,566	Prudential Financial, Inc.	59,791,775

		239,038,942

	Materials - 1.6%
411,350	Celanese Corp. Series A	24,339,579
746,859	International Paper Co.	28,223,802

		52,563,381

	Media - 3.2%
1,525,603	Comcast Corp. Class A	86,776,298
782,162	Twenty-First Century Fox, Inc. Class A	21,102,731

		107,879,029

	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
1,528,236	AstraZeneca plc ADR	48,628,469
1,035,966	Bristol-Myers Squibb Co.	61,329,187
567,172	Eli Lilly & Co.	47,466,625
699,445	Johnson & Johnson	65,293,191
2,276,413	Merck & Co., Inc.	112,432,038
1,829,129	Pfizer, Inc.	57,452,942

		392,602,452

	Retailing - 1.1%
554,471	Lowe’s Cos., Inc.	38,214,141

	Semiconductors & Semiconductor Equipment - 2.8%
2,356,821	Intel Corp.	71,034,585
453,585	Texas Instruments, Inc.	22,461,529

		93,496,114

	Software & Services - 7.4%
460,724	Accenture plc Class A	45,270,740
109,310	Google, Inc. Class A*	69,780,225
2,481,292	Microsoft Corp.	109,821,984
467,837	Oracle Corp.	16,898,273
852,510	Xerox Corp.	8,294,922

		250,066,144

	Technology Hardware & Equipment - 5.2%
547,595	Apple, Inc.	60,399,729
400,430	Avnet, Inc.	17,090,352
2,177,195	Cisco Systems, Inc.	57,151,369
274,927	Qualcomm, Inc.	14,771,828
307,671	Western Digital Corp.	24,441,384

		173,854,662

	Telecommunication Services - 2.6%
2,003,669	Verizon Communications, Inc.	87,179,638

	Transportation - 4.6%
225,441	Canadian National Railway Co.	12,796,031
1,034,462	CSX Corp.	27,827,028
665,477	Delta Air Lines, Inc.	29,859,953
168,407	FedEx Corp.	24,247,240

Hartford Dividend and Growth HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

590,188	United Parcel Service, Inc. Class B		$	58,245,654

				152,975,906

	Utilities - 4.4%
494,856	Dominion Resources, Inc.			34,827,965
503,132	Edison International			31,732,535
876,362	Exelon Corp.			26,027,951
448,708	NextEra Energy, Inc.			43,771,466
677,920	NRG Energy, Inc.			10,067,112

				146,427,029

	Total Common Stocks (cost $2,614,729,235)			3,316,499,119

	Total Long-Term Investments (cost $2,614,729,235)			3,316,499,119

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 1.0%
35,161,073	Fidelity Money Market Class 1			35,161,073

	Total Short-Term Investments (cost $35,161,073)			35,161,073

	Total Investments (cost $2,649,890,308)^	99.8%	$	3,351,660,192
	Other Assets and Liabilities	0.2%		5,478,071

	Total Net Assets	100.0%	$	3,357,138,263

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	865,571,960
Unrealized Depreciation		(163,802,076)

Net Unrealized Appreciation	$	701,769,884

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Dividend and Growth HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$44,880,143	$44,880,143	$—	$—
Banks	424,788,191	424,788,191	—	—
Capital Goods	222,560,744	222,560,744	—	—
Commercial & Professional Services	62,114,004	62,114,004	—	—
Consumer Services	20,754,733	20,754,733	—	—
Diversified Financials	81,573,689	81,573,689	—	—
Energy	287,330,412	287,330,412	—	—
Food & Staples Retailing	118,743,832	118,743,832	—	—
Food, Beverage & Tobacco	137,646,760	137,646,760	—	—
Health Care Equipment & Services	162,698,829	162,698,829	—	—
Household & Personal Products	19,110,344	19,110,344	—	—
Insurance	239,038,942	239,038,942	—	—
Materials	52,563,381	52,563,381	—	—
Media	107,879,029	107,879,029	—	—
Pharmaceuticals, Biotechnology & Life Sciences	392,602,452	392,602,452	—	—
Retailing	38,214,141	38,214,141	—	—
Semiconductors & Semiconductor Equipment	93,496,114	93,496,114	—	—
Software & Services	250,066,144	250,066,144	—	—
Technology Hardware & Equipment	173,854,662	173,854,662	—	—
Telecommunication Services	87,179,638	87,179,638	—	—
Transportation	152,975,906	152,975,906	—	—
Utilities	146,427,029	146,427,029	—	—
Short-Term Investments	35,161,073	35,161,073	—	—

Total	$3,351,660,192	$3,351,660,192	$—	$—

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Growth HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 1.2%
36,110	Delphi Automotive plc	$2,745,805
52,300	Magna International, Inc.	2,508,597

		5,254,402

	Banks - 4.2%
278,927	Banco Bilbao Vizcaya Argentaria S.A.	2,358,559
182,641	Bank of America Corp.	2,845,547
6,264,705	Bank of Ireland*	2,449,447
39,948	BNP Paribas S.A.	2,351,901
281,333	ICICI Bank Ltd. ADR	2,357,570
367,560	Mitsubishi UFJ Financial Group, Inc.	2,220,885
26,429	PNC Financial Services Group, Inc.	2,357,467
325,349	Unione di Banche Italiane SCpA	2,308,509

		19,249,885

	Capital Goods - 3.2%
126,475	Assa Abloy AB Class B	2,268,428
42,063	Safran S.A.	3,162,784
30,028	Schneider Electric SE	1,681,538
10,722	SMC Corp.	2,347,672
59,540	Textron, Inc.	2,241,086
28,004	Wabco Holdings, Inc.*	2,935,659

		14,637,167

	Commercial & Professional Services - 1.7%
28,040	Equifax, Inc.	2,724,927
51,035	Robert Half International, Inc.	2,610,951
33,686	Verisk Analytics, Inc. Class A*	2,489,732

		7,825,610

	Consumer Durables & Apparel - 4.2%
90,636	Electrolux AB Series B	2,561,084
54,600	GoPro, Inc. Class A*	1,704,612
30,200	Harman International Industries, Inc.	2,898,898
45,859	lululemon athletica, Inc.*	2,322,758
31,078	Pandora A/S	3,630,502
72,201	Persimmon plc	2,197,534
153,700	Sony Corp.	3,767,511

		19,082,899

	Consumer Services - 2.2%
4,136	Chipotle Mexican Grill, Inc.*	2,978,954
111,833	MGM Resorts International*	2,063,319
764,862	Sands China Ltd.	2,323,237
46,678	Starbucks Corp.	2,653,177

		10,018,687

	Diversified Financials - 7.3%
22,650	Ameriprise Financial, Inc.	2,471,794
8,470	BlackRock, Inc.	2,519,571
229,670	IG Group Holdings plc	2,676,677
66,522	Julius Baer Group Ltd.	3,020,896
26,054	McGraw Hill Financial, Inc.	2,253,671
34,786	Moody’s Corp.	3,415,985
57,041	MSCI, Inc.	3,391,658
25,006	Northern Trust Corp.	1,704,409
8,529	Partners Group Holding AG	2,890,810
55,555	Schroders plc	2,360,647
49,770	SEI Investments Co.	2,400,407
212,211	UBS Group AG	3,923,382

		33,029,907

	Energy - 1.3%
226,094	Galp Energia SGPS S.A.	2,231,052

Hartford Global Growth HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

31,267	Pioneer Natural Resources Co.	$3,803,318

		6,034,370

	Food & Staples Retailing - 2.3%
72,289	CVS Health Corp.	6,974,443
77,725	Seven & I Holdings Co., Ltd.	3,546,834

		10,521,277

	Food, Beverage & Tobacco - 4.5%
63,622	Altria Group, Inc.	3,461,037
32,187	Anheuser-Busch InBev N.V.	3,423,263
46,626	British American Tobacco plc	2,572,622
60,582	Imperial Tobacco Group plc	3,132,014
113,940	Mondelez International, Inc. Class A	4,770,668
23,260	Monster Beverage Corp.*	3,143,356

		20,502,960

	Health Care Equipment & Services - 3.1%
45,115	Aetna, Inc.	4,936,032
20,441	Edwards Lifesciences Corp.*	2,906,097
33,015	Medtronic plc	2,210,024
34,495	UnitedHealth Group, Inc.	4,001,765

		14,053,918

	Household & Personal Products - 1.9%
82,320	Estee Lauder Cos., Inc. Class A	6,641,578
23,902	Reckitt Benckiser Group plc	2,167,571

		8,809,149

	Insurance - 4.4%
112,001	American International Group, Inc.	6,363,897
28,310	Aon plc	2,508,549
134,955	Assured Guaranty Ltd.	3,373,875
1,286,480	PICC Property & Casualty Co., Ltd. Class H	2,519,819
53,544	Principal Financial Group, Inc.	2,534,773
215,888	St James’s Place plc	2,778,508

		20,079,421

	Materials - 1.5%
52,905	CF Industries Holdings, Inc.	2,375,434
32,887	HeidelbergCement AG	2,258,413
178,975	James Hardie Industries plc	2,160,420

		6,794,267

	Media - 2.9%
50,913	Comcast Corp. Class A	2,895,931
56,581	ProSiebenSat.1 Media SE	2,777,310
178,144	Sky plc	2,818,421
85,102	Twenty-First Century Fox, Inc. Class A	2,296,052
21,010	Walt Disney Co.	2,147,222

		12,934,936

	Pharmaceuticals, Biotechnology & Life Sciences - 13.1%
13,218	Allergan plc*	3,592,784
27,739	Amgen, Inc.	3,836,858
40,275	AstraZeneca plc	2,554,183
162,443	Bristol-Myers Squibb Co.	9,616,626
66,242	Celgene Corp.*	7,165,397
43,500	Eisai Co., Ltd.	2,566,567
37,800	Eli Lilly & Co.	3,163,482
51,288	Gilead Sciences, Inc.	5,035,969
45,116	Merck & Co., Inc.	2,228,279
55,756	Novartis AG	5,124,637
85,017	Novo Nordisk A/S Class B	4,587,905
6,897	Regeneron Pharmaceuticals, Inc.*	3,208,070
15,279	Roche Holding AG	4,056,140
37,059	UCB S.A.	2,903,301

		59,640,198

Hartford Global Growth HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Real Estate - 1.8%
34,193	American Tower Corp. REIT	$3,008,300
41,000	Mitsui Fudosan Co., Ltd.	1,123,867
18,470	Public Storage REIT	3,908,806

		8,040,973

	Retailing - 8.5%
22,047	Amazon.com, Inc.*	11,285,639
48,173	Home Depot, Inc.	5,563,500
124,212	Lowe’s Cos., Inc.	8,560,691
16,400	Netflix, Inc.*	1,693,464
22,261	Next plc	2,565,403
2,666	Priceline Group, Inc.*	3,297,469
165,793	Vipshop Holdings Ltd. ADR*	2,785,322
79,485	Zalando SE*(1)	2,632,399

		38,383,887

	Semiconductors & Semiconductor Equipment - 3.0%
185,534	ARM Holdings plc	2,665,606
196,924	Infineon Technologies AG	2,212,526
69,110	NXP Semiconductors N.V.*	6,017,408
665,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,665,104

		13,560,644

	Software & Services - 19.3%
43,091	Accenture plc Class A	4,234,122
78,411	Activision Blizzard, Inc.	2,422,116
44,549	Adobe Systems, Inc.*	3,662,819
45,717	Check Point Software Technologies Ltd. ADR*	3,626,730
55,797	Cognizant Technology Solutions Corp. Class A*	3,493,450
3,575	Dropbox, Inc. Class B(2)(3)	47,655
53,776	Facebook, Inc. Class A*	4,834,462
17,538	Factset Research Systems, Inc.	2,802,748
42,685	Fiserv, Inc.*	3,696,948
42,741	Gartner, Inc. Class A*	3,587,252
19,751	Google, Inc. Class C*	12,016,903
31,310	Intuit, Inc.	2,778,762
50,425	Jack Henry & Associates, Inc.	3,510,084
86,765	Mastercard, Inc. Class A	7,819,262
61,227	Mobileye N.V.*	2,784,604
18,400	Nintendo Co., Ltd.	3,101,350
49,703	Salesforce.com, Inc.*	3,450,879
278,700	Tencent Holdings Ltd.	4,697,932
54,332	Vantiv, Inc. Class A*	2,440,593
54,000	VeriSign, Inc.*	3,810,240
73,009	Visa, Inc. Class A	5,085,807
43,860	Zillow Group, Inc. Class A*	1,260,098
87,720	Zillow Group, Inc. Class C*	2,368,440

		87,533,256

	Technology Hardware & Equipment - 5.8%
140,428	Apple, Inc.	15,489,208
225,000	Catcher Technology Co., Ltd.	2,405,408
89,345	Cisco Systems, Inc.	2,345,306
30,135	F5 Networks, Inc.*	3,489,633
32,700	Largan Precision Co., Ltd.	2,552,068

		26,281,623

	Telecommunication Services - 0.8%
84,541	T-Mobile US, Inc.*	3,365,577

	Transportation - 0.6%
49,833	United Continental Holdings, Inc.*	2,643,641

	Total Common Stocks (cost $398,560,642)	448,278,654

Hartford Global Growth HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Preferred Stocks - 0.0%
	Technology Hardware & Equipment - 0.0%
2,372	Pure Storage, Inc.*(2)(3)		$40,371

	Total Preferred Stocks (cost $37,302)		40,371

Warrants - 0.0%
	Diversified Financials - 0.0%
16,228	Atlas Mara Ltd., Expires 8/21/17*		1,623
1,035	Imperial Holdings, Inc. Expires 4/11/19*(2)		—

	Total Warrants (cost $163)		1,623

	Total Long-Term Investments (cost $398,598,107)		448,320,648

Short-Term Investments - 1.1%
	Other Investment Pools & Funds - 1.1%
5,074,183	Fidelity Money Market Class 1		5,074,183

	Total Short-Term Investments (cost $5,074,183)		5,074,183

	Total Investments (cost $403,672,290)^	99.9%	$453,394,831
	Other Assets and Liabilities	0.1%	661,326

	Total Net Assets	100.0%	$454,056,157

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$64,322,007
Unrealized Depreciation	(14,599,466)

Net Unrealized Appreciation	$49,722,541

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2015, the aggregate value of this security was $2,632,399, which represents 0.6% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
05/2012	3,575	Dropbox, Inc.	$	32,360
12/2014	1,035	Imperial Holdings, Inc. Warrants		—
04/2014	2,372	Pure Storage, Inc. Preferred		37,302

			$	69,662

At September 30, 2015, the aggregate value of these securities were $88,026, which represents 0.0% of total net assets.

Hartford Global Growth HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of these securities was $88,026, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$5,254,402	$5,254,402	$—	$—
Banks	19,249,885	7,560,584	11,689,301	—
Capital Goods	14,637,167	5,176,745	9,460,422	—
Commercial & Professional Services	7,825,610	7,825,610	—	—
Consumer Durables & Apparel	19,082,899	6,926,268	12,156,631	—
Consumer Services	10,018,687	7,695,450	2,323,237	—
Diversified Financials	33,029,907	18,157,495	14,872,412	—
Energy	6,034,370	3,803,318	2,231,052	—
Food & Staples Retailing	10,521,277	6,974,443	3,546,834	—
Food, Beverage & Tobacco	20,502,960	11,375,061	9,127,899	—
Health Care Equipment & Services	14,053,918	14,053,918	—	—
Household & Personal Products	8,809,149	6,641,578	2,167,571	—
Insurance	20,079,421	14,781,094	5,298,327	—
Materials	6,794,267	2,375,434	4,418,833	—
Media	12,934,936	7,339,205	5,595,731	—
Pharmaceuticals, Biotechnology & Life Sciences	59,640,198	37,847,465	21,792,733	—
Real Estate	8,040,973	6,917,106	1,123,867	—
Retailing	38,383,887	33,186,085	5,197,802	—
Semiconductors & Semiconductor Equipment	13,560,644	6,017,408	7,543,236	—
Software & Services	87,533,256	79,686,319	7,799,282	47,655
Technology Hardware & Equipment	26,281,623	21,324,147	4,957,476	—
Telecommunication Services	3,365,577	3,365,577	—	—
Transportation	2,643,641	2,643,641	—	—
Preferred Stocks	40,371	—	—	40,371
Warrants	1,623	1,623	—	—
Short-Term Investments	5,074,183	5,074,183	—	—

Total	$453,394,831	$322,004,159	$131,302,646	$88,026

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Preferred Stocks	Warrants	Total
Beginning balance	$61,458	$33,572	$-	$95,030
Purchases	-	-	-	-
Sales	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	(13,803)	6,799	-	(7,004)
Transfers into Level 3(1)	-	-	-	-
Transfers out of Level 3(1)	-	-	-	-
Ending balance	$47,655	$40,371	$-	$88,026

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $22,095.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Healthcare HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Biotechnology - 24.8%
181,240	Achillion Pharmaceuticals, Inc.*	$1,252,368
33,430	Acorda Therapeutics, Inc.*	886,229
150,112	Alkermes plc*	8,807,071
46,780	Alnylam Pharmaceuticals, Inc.*	3,759,241
54,167	Anacor Pharmaceuticals, Inc.*	6,375,998
652,570	Arena Pharmaceuticals, Inc.*	1,246,409
35,541	Baxalta, Inc.	1,119,897
199,970	BioCryst Pharmaceuticals, Inc.*	2,279,658
7,552	Biogen, Inc.*	2,203,749
3,600	Blueprint Medicines Corp.*	76,824
66,680	Cepheid*	3,013,936
3,190	Chiasma, Inc.*	63,417
142,857	Dicerna Pharmaceuticals, Inc.*	1,172,856
75,290	Five Prime Therapeutics, Inc.*	1,158,713
107,651	Galapagos N.V.*	4,421,161
183,330	Gilead Sciences, Inc.	18,001,173
136,110	GlycoMimetics, Inc.*	762,216
65,173	Incyte Corp.*	7,190,537
42,777	Innate Pharma S.A.*	643,359
134,483	Ironwood Pharmaceuticals, Inc.*	1,401,313
44,959	Nivalis Therapeutics, Inc.*	583,118
136,770	Otonomy, Inc.*	2,435,874
55,195	Portola Pharmaceuticals, Inc.*	2,352,411
24,750	PTC Therapeutics, Inc.*	660,825
25,646	Regeneron Pharmaceuticals, Inc.*	11,928,980
122,150	Regulus Therapeutics, Inc.*	798,861
240,490	Rigel Pharmaceuticals, Inc.*	594,010
20,642	Seattle Genetics, Inc.*	795,956
51,710	T2 Biosystems, Inc.*	452,980
90,945	TESARO, Inc.*	3,646,895
115,180	Trevana, Inc.*	1,192,113
41,571	Vertex Pharmaceuticals, Inc.*	4,329,204

		95,607,352

	Drug Retail - 2.1%
40,530	CVS Health Corp.	3,910,334
286,380	Rite Aid Corp.*	1,738,327
31,560	Walgreens Boots Alliance, Inc.	2,622,636

		8,271,297

	Health Care Distributors - 4.2%
79,660	Cardinal Health, Inc.	6,119,481
54,540	McKesson Corp.	10,091,536

		16,211,017

	Health Care Equipment - 19.5%
197,220	Abbott Laboratories	7,932,188
85,480	AtriCure, Inc.*	1,872,867
172,211	Baxter International, Inc.	5,657,131
54,498	Becton Dickinson and Co.	7,229,705
378,790	Boston Scientific Corp.*	6,215,944
49,290	ConforMIS, Inc.*	890,177
56,550	EndoChoice Holdings, Inc.*	642,408
84,442	Globus Medical, Inc. Class A*	1,744,572
25,670	HeartWare International, Inc.*	1,342,798
36,795	Invuity, Inc.*	515,866
171,260	K2M Group Holdings, Inc.*	3,185,436
259,512	Medtronic plc	17,371,733
112,368	St. Jude Medical, Inc.	7,089,297
65,770	Stryker Corp.	6,188,957
23,775	Teleflex, Inc.	2,953,093
182,277	TriVascular Techonologies, Inc.*	911,385

Hartford Healthcare HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

35,433	Zimmer Biomet Holdings, Inc.	$3,328,222

		75,071,779

	Health Care Facilities - 3.6%
27,850	Acadia Healthcare Co., Inc.*	1,845,620
118,560	Al Noor Hospitals Group plc	1,497,805
82,620	HCA Holdings, Inc.*	6,391,483
79,944	NMC Health plc	1,007,391
24,900	Universal Health Services, Inc. Class B	3,107,769

		13,850,068

	Health Care Services - 0.9%
90,880	Envision Healthcare Holdings, Inc.*	3,343,475

	Health Care Supplies - 1.2%
80,664	Dentsply International, Inc.	4,079,178
57,580	Endologix, Inc.*	705,931

		4,785,109

	Health Care Technology - 3.0%
86,980	Allscripts Healthcare Solutions, Inc.*	1,078,552
24,360	athenahealth, Inc.*	3,248,406
66,470	Cerner Corp.*	3,985,541
54,300	IMS Health Holdings, Inc.*	1,580,130
79,400	Inovalon Holdings, Inc. Class A*	1,653,902

		11,546,531

	Internet Software & Services - 0.4%
171,696	Everyday Health, Inc.*	1,569,301

	Life Sciences Tools & Services - 5.4%
82,160	Agilent Technologies, Inc.	2,820,553
26,210	Illumina, Inc.*	4,608,242
11,447	MorphoSys AG*	763,262
37,820	PRA Health Sciences, Inc.*	1,468,551
27,100	Quintiles Transnational Holdings, Inc.*	1,885,347
58,880	Thermo Fisher Scientific, Inc.	7,199,846
48,890	WuXi PharmaTech Cayman, Inc. ADR*	2,112,537

		20,858,338

	Managed Health Care - 7.6%
85,490	Aetna, Inc.	9,353,461
67,360	Qualicorp S.A.	252,144
168,630	UnitedHealth Group, Inc.	19,562,766

		29,168,371

	Pharmaceuticals - 26.1%
138,330	Aerie Pharmaceuticals, Inc.*	2,453,974
56,812	Allergan plc*	15,442,070
21,871	Almirall S.A.	390,517
330,120	AstraZeneca plc ADR	10,504,418
410,430	Bristol-Myers Squibb Co.	24,297,456
97,960	Daiichi Sankyo Co., Ltd.	1,699,797
48,870	Eisai Co., Ltd.	2,883,406
88,350	Eli Lilly & Co.	7,394,011
20,750	Johnson & Johnson	1,937,013
107,500	Medicines Co.*	4,080,700
82,160	MediWound Ltd.*	626,881
98,550	Merck & Co., Inc.	4,867,385
205,590	Mylan N.V.*	8,277,053
179,800	Navbriva Therapeutics AG ADR*	1,708,100
44,750	Ocular Therapeutix, Inc.*	629,185
15,800	Ono Pharmaceutical Co., Ltd.	1,873,333
183,270	Shionogi & Co., Ltd.	6,569,339
152,790	Tetraphase Pharmaceuticals, Inc.*	1,139,813
40,445	UCB S.A.	3,168,569

Hartford Healthcare HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

157,248	XenoPort, Inc.*		$545,651

			100,488,671

	Total Common Stocks (cost $307,157,029)		380,771,309

	Total Long-Term Investments (cost $307,157,029)		380,771,309

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
4,877,066	Fidelity Money Market Class 1		4,877,066

	Total Short-Term Investments (cost $4,877,066)		4,877,066

	Total Investments (cost $312,034,095)^	100.1%	$385,648,375
	Other Assets and Liabilities	(0.1)%	(459,987)

	Total Net Assets	100.0%	$385,188,388

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$99,078,464
Unrealized Depreciation	(25,464,184)

Net Unrealized Appreciation	$73,614,280

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ADR American Depositary Receipt

Hartford Healthcare HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Biotechnology	$95,607,352	$90,542,832	$5,064,520	$—
Drug Retail	8,271,297	8,271,297	—	—
Health Care Distributors	16,211,017	16,211,017	—	—
Health Care Equipment	75,071,779	75,071,779	—	—
Health Care Facilities	13,850,068	12,352,263	1,497,805	—
Health Care Services	3,343,475	3,343,475	—	—
Health Care Supplies	4,785,109	4,785,109	—	—
Health Care Technology	11,546,531	11,546,531	—	—
Internet Software & Services	1,569,301	1,569,301	—	—
Life Sciences Tools & Services	20,858,338	20,095,076	763,262	—
Managed Health Care	29,168,371	29,168,371	—	—
Pharmaceuticals	100,488,671	83,903,710	16,584,961	—
Short-Term Investments	4,877,066	4,877,066	—	—

Total	$385,648,375	$361,737,827	$23,910,548	$—

(1) For the nine-month period ended September 30, 2015, investments valued at $1,248,469 from Level 1 to Level 2, and investments valued at $1,387,256 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
	$2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $2,478,959)	—

Corporate Bonds - 90.8%
		Auto Manufacturers - 1.4%
		FCA US LLC / CG Co-Issuer, Inc.
	3,085,000	8.25%, 06/15/2021	3,273,802
		General Motors Co.
	835,000	4.88%, 10/02/2023	846,846
	915,000	6.25%, 10/02/2043	973,265

			5,093,913

		Auto Parts & Equipment - 0.4%
		ZF North America Capital, Inc.
	515,000	4.50%, 04/29/2022(1)	486,675
	1,220,000	4.75%, 04/29/2025(1)	1,117,825

			1,604,500

		Chemicals - 0.7%
		Ineos Group Holdings plc
	2,060,000	5.88%, 02/15/2019(1)	1,915,800
	535,000	6.13%, 08/15/2018(1)	504,237

			2,420,037

		Commercial Banks - 5.3%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,600,000	7.00%, 02/19/2019(3)(4)(5)	2,825,345
		Barclays Bank plc
	$3,640,000	8.25%, 12/15/2018(3)(5)	3,791,231
		CIT Group, Inc.
	2,261,000	5.25%, 03/15/2018	2,323,177
		Credit Agricole S.A.
	1,015,000	7.88%, 01/23/2024(1)(3)(5)	1,009,929
		Credit Suisse Group AG
	1,400,000	7.50%, 12/11/2023(1)(3)(5)	1,457,750
		ING Groep N.V.
	720,000	6.00%, 04/16/2020(3)(5)	706,500
		Royal Bank of Scotland Group plc
	2,520,000	6.99%, 10/05/2017(1)(3)(5)	2,935,800
	2,070,000	7.50%, 08/10/2020(3)(5)	2,065,467
	1,000,000	7.64%, 09/30/2017(3)(5)	1,065,000
		Societe Generale S.A.
	640,000	8.25%, 11/29/2018(3)(4)(5)	666,208

			18,846,407

		Commercial Services - 0.6%
		Quad/Graphics, Inc.
	2,385,000	7.00%, 05/01/2022	2,134,575

		Construction Materials - 4.5%
		Builders FirstSource, Inc.
	1,965,000	10.75%, 08/15/2023(1)	1,962,544
		Building Materials Corp. of America
	3,945,000	5.38%, 11/15/2024(1)	3,895,687
		Cemex Finance LLC
	2,580,000	6.00%, 04/01/2024(1)	2,347,800
		Cemex S.A.B. de C.V.
	1,190,000	5.70%, 01/11/2025(1)	1,065,050
	760,000	6.13%, 05/05/2025(1)	691,600
		Nortek, Inc.
	2,060,000	8.50%, 04/15/2021	2,163,000

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Ply Gem Industries, Inc.
$4,000,000	6.50%, 02/01/2022	$3,840,000

		15,965,681

	Diversified Financial Services - 3.1%
	International Lease Finance Corp.
6,416,000	5.88%, 04/01/2019	6,746,424
665,000	5.88%, 08/15/2022	708,225
970,000	6.25%, 05/15/2019	1,033,050
	Nationstar Mortgage LLC / Nationstar Capital Corp.
3,115,000	6.50%, 07/01/2021	2,585,450

		11,073,149

	Electric - 1.6%
	Dynegy, Inc.
1,005,000	5.88%, 06/01/2023	942,188
1,070,000	7.38%, 11/01/2022	1,079,362
720,000	7.63%, 11/01/2024	727,200
	GenOn Americas Generation LLC
1,605,000	8.50%, 10/01/2021	1,372,435
1,670,000	9.13%, 05/01/2031	1,344,350
	Texas Competitive Electric Holdings Co. LLC
415,000	11.50%, 10/01/2020(1)(2)(6)	160,813

		5,626,348

	Entertainment - 0.4%
	Carmike Cinemas, Inc.
1,350,000	6.00%, 06/15/2023(1)	1,363,500

	Food - 0.2%
	Albertson’s Holdings LLC/Safeway, Inc.
719,000	7.75%, 10/15/2022(1)	770,444

	Food Service - 0.6%
	Aramark Services, Inc.
2,245,000	5.75%, 03/15/2020	2,333,397

	Forest Products & Paper - 0.7%
	Tembec Industries, Inc.
3,380,000	9.00%, 12/15/2019(1)	2,535,000

	Healthcare-Products - 2.2%
	Alere, Inc.
1,865,000	6.38%, 07/01/2023(1)	1,892,975
3,115,000	6.50%, 06/15/2020	3,161,725
	Sterigenics-Nordion Holdings LLC
2,895,000	6.50%, 05/15/2023(1)	2,873,287

		7,927,987

	Healthcare-Services - 8.3%
	Amsurg Corp.
2,575,000	5.63%, 07/15/2022	2,571,781
	Community Health Systems, Inc.
1,296,000	5.13%, 08/15/2018	1,325,160
4,305,000	6.88%, 02/01/2022	4,396,309
2,010,000	7.13%, 07/15/2020	2,090,400
	Envision Healthcare Corp.
1,040,000	5.13%, 07/01/2022(1)	1,037,400
	HCA Holdings, Inc.
1,835,000	6.25%, 02/15/2021	1,954,275
	HCA, Inc.
1,085,000	5.38%, 02/01/2025	1,074,150
4,209,000	7.50%, 11/15/2095	4,166,910
	inVentiv Health, Inc.
535,000	9.00%, 01/15/2018(1)	552,388
	MPH Acquisition Holdings LLC
1,785,000	6.63%, 04/01/2022(1)	1,785,000
	Tenet Healthcare Corp.
3,305,000	5.00%, 03/01/2019	3,197,588
500,000	6.75%, 06/15/2023	496,250

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$3,265,000	8.13%, 04/01/2022	$3,470,368
	Wellcare Health Plans, Inc.
1,645,000	5.75%, 11/15/2020	1,710,800

		29,828,779

	Holding Companies-Diversified - 0.6%
	Argos Merger Sub, Inc.
2,290,000	7.13%, 03/15/2023(1)	2,315,763

	Home Builders - 2.2%
	DR Horton, Inc.
265,000	4.00%, 02/15/2020	266,988
240,000	5.75%, 08/15/2023	259,800
	KB Home
1,926,000	7.50%, 09/15/2022	1,959,705
2,930,000	8.00%, 03/15/2020	3,105,800
	Lennar Corp.
1,015,000	4.75%, 12/15/2017	1,042,278
1,155,000	4.75%, 11/15/2022	1,121,274

		7,755,845

	Household Products/Wares - 0.6%
	Sun Products Corp.
2,600,000	7.75%, 03/15/2021(1)	2,216,500

	Insurance - 0.3%
	CNO Financial Group, Inc.
340,000	4.50%, 05/30/2020	346,800
835,000	5.25%, 05/30/2025	847,525

		1,194,325

	Internet - 0.9%
	Zayo Group LLC / Zayo Capital, Inc.
2,145,000	6.00%, 04/01/2023(1)	2,080,650
1,165,000	6.38%, 05/15/2025(1)	1,118,400

		3,199,050

	Iron/Steel - 1.9%
	AK Steel Corp.
1,525,000	7.63%, 05/15/2020	794,906
2,055,000	7.63%, 10/01/2021	1,104,562
1,285,000	8.38%, 04/01/2022	648,568
	ArcelorMittal
790,000	7.50%, 03/01/2041	635,950
1,320,000	7.75%, 10/15/2039	1,075,800
	Steel Dynamics, Inc.
1,130,000	5.50%, 10/01/2024	1,036,069
	United States Steel Corp.
1,961,000	7.38%, 04/01/2020	1,558,995

		6,854,850

	IT Services - 1.1%
	SunGard Data Systems, Inc.
490,000	6.63%, 11/01/2019	505,925
1,808,000	7.38%, 11/15/2018	1,844,160
1,520,000	7.63%, 11/15/2020	1,577,000

		3,927,085

	Machinery-Diversified - 0.7%
	Case New Holland Industrial, Inc.
2,386,000	7.88%, 12/01/2017	2,517,230

	Media - 9.5%
	CCO Holdings LLC
120,000	5.13%, 02/15/2023	110,700
95,000	5.25%, 09/30/2022	89,063
545,000	5.75%, 09/01/2023	522,519
3,077,000	7.38%, 06/01/2020	3,196,234
	CCO Safari II LLC
1,355,000	4.91%, 07/23/2025(1)	1,348,500

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Cequel Communications Holdings I LLC
$3,560,000	5.13%, 12/15/2021(1)	$3,135,025
745,000	5.13%, 12/15/2021(1)	656,066
	DISH DBS Corp.
2,170,000	5.00%, 03/15/2023	1,817,375
2,150,000	5.88%, 07/15/2022	1,902,750
945,000	6.75%, 06/01/2021	910,148
2,016,000	7.88%, 09/01/2019	2,113,433
	Gray Television, Inc.
996,000	7.50%, 10/01/2020	1,020,900
	LIN Television Corp.
1,710,000	5.88%, 11/15/2022(1)	1,697,175
	NBCUniversal Enterprise, Inc.
2,180,000	5.25%, 03/29/2049(1)(3)	2,302,625
	Sirius XM Radio, Inc.
1,955,000	4.63%, 05/15/2023(1)	1,827,925
	TEGNA, Inc.
1,515,000	4.88%, 09/15/2021(1)	1,484,700
3,355,000	5.13%, 10/15/2019	3,405,325
250,000	5.50%, 09/15/2024(1)	243,125
750,000	6.38%, 10/15/2023	787,500
	Tribune Media Co.
3,095,000	5.88%, 07/15/2022(1)	3,002,150
	Unitymedia Hessen GmbH & Co.
2,555,000	5.50%, 01/15/2023(1)	2,551,806

		34,125,044

	Office/Business Equipment - 1.0%
	CDW LLC / CDW Finance Corp.
885,000	5.00%, 09/01/2023	891,452
970,000	5.50%, 12/01/2024	970,000
1,780,000	6.00%, 08/15/2022	1,860,545

		3,721,997

	Oil & Gas - 8.3%
	Antero Resources Corp.
810,000	5.63%, 06/01/2023(1)	710,775
2,340,000	6.00%, 12/01/2020	2,164,500
	Blue Racer Midstream LLC
2,120,000	6.13%, 11/15/2022(1)	2,014,000
	Bonanza Creek Energy, Inc.
1,475,000	6.75%, 04/15/2021	1,028,812
	Concho Resources, Inc.
1,910,000	5.50%, 10/01/2022	1,819,275
	Diamondback Energy, Inc.
2,700,000	7.63%, 10/01/2021	2,835,000
	Everest Acquisition LLC
2,642,000	9.38%, 05/01/2020	2,272,120
	Laredo Petroleum, Inc.
740,000	5.63%, 01/15/2022	662,300
1,360,000	6.25%, 03/15/2023	1,237,600
600,000	7.38%, 05/01/2022	580,500
	Matador Resources Co.
380,000	6.88%, 04/15/2023(1)	364,800
	MEG Energy Corp.
1,940,000	7.00%, 03/31/2024(1)	1,542,300
	Noble Energy, Inc.
1,875,000	5.63%, 05/01/2021	1,886,250
1,860,000	5.88%, 06/01/2022	1,856,492
	Paragon Offshore plc
3,510,000	6.75%, 07/15/2022(1)	456,300
	QEP Resources, Inc.
1,080,000	5.25%, 05/01/2023	902,880
205,000	5.38%, 10/01/2022	174,250
245,000	6.80%, 03/01/2020	232,750
	Range Resources Corp.
500,000	5.00%, 08/15/2022	442,500

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Rice Energy, Inc.
$515,000	7.25%, 05/01/2023(1)	$482,813
	RSP Permian, Inc.
1,085,000	6.63%, 10/01/2022(1)	1,041,600
	Seadrill Ltd.
1,065,000	6.13%, 09/15/2017(1)	820,050
	Tullow Oil plc
1,015,000	6.00%, 11/01/2020(1)	713,038
2,365,000	6.25%, 04/15/2022(1)	1,655,500
	WPX Energy, Inc.
1,420,000	5.25%, 09/15/2024	1,143,100
950,000	6.00%, 01/15/2022	817,000

		29,856,505

	Packaging & Containers - 2.6%
	Ardagh Finance Holdings S.A.
1,030,297	8.63%, 06/15/2019(1)(7)	1,050,903
	Ardagh Packaging Finance plc
2,065,000	6.00%, 06/30/2021(1)	1,972,075
277,941	7.00%, 11/15/2020(1)	277,941
511,000	9.13%, 10/15/2020(1)	532,718
	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.
2,060,000	6.00%, 10/15/2022(1)(8)	2,065,150
	Owens-Brockway Glass Container, Inc.
1,185,000	5.88%, 08/15/2023(1)	1,192,406
2,215,000	6.38%, 08/15/2025(1)	2,237,150

		9,328,343

	Pharmaceuticals - 4.2%
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
561,000	6.00%, 07/15/2023(1)	553,987
3,075,000	6.00%, 02/01/2025(1)	2,986,594
	PRA Holdings, Inc.
1,908,000	9.50%, 10/01/2023(1)	2,103,570
	Quintiles Transnational Corp.
1,625,000	4.88%, 05/15/2023(1)	1,608,750
	Valeant Pharmaceuticals International, Inc.
1,750,000	5.50%, 03/01/2023(1)	1,662,500
980,000	6.13%, 04/15/2025(1)	933,450
	VRX Escrow Corp.
5,630,000	5.88%, 05/15/2023(1)	5,380,169

		15,229,020

	Pipelines - 1.3%
	Energy Transfer Equity L.P.
2,745,000	5.50%, 06/01/2027	2,278,350
1,773,000	7.50%, 10/15/2020	1,764,135
	Kinder Morgan Finance Co.
450,000	6.00%, 01/15/2018(1)	476,217

		4,518,702

	Retail - 2.5%
	99 Cents Only Stores
2,260,000	11.00%, 12/15/2019	1,344,700
	CEC Entertainment, Inc.
1,595,000	8.00%, 02/15/2022	1,571,075
	Chinos Intermediate Holdings A, Inc.
1,465,000	7.75%, 05/01/2019(1)(7)	560,363
	Dollar Tree, Inc.
240,000	5.25%, 03/01/2020(1)	246,096
1,175,000	5.75%, 03/01/2023(1)	1,219,062
	Michaels Stores, Inc.
2,315,000	5.88%, 12/15/2020(1)	2,413,387
	Party City Holdings, Inc.
1,440,000	6.13%, 08/15/2023(1)	1,450,800

		8,805,483

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Semiconductors - 2.7%
	Entegris, Inc.
$3,040,000	6.00%, 04/01/2022(1)	$3,085,600
	Freescale Semiconductor, Inc.
4,385,000	6.00%, 01/15/2022(1)	4,582,325
	Sensata Technologies B.V.
1,185,000	5.00%, 10/01/2025(1)	1,112,419
775,000	5.63%, 11/01/2024(1)	773,062

		9,553,406

	Software - 7.0%
	Activision Blizzard, Inc.
4,882,000	5.63%, 09/15/2021(1)	5,138,305
910,000	6.13%, 09/15/2023(1)	966,875
	Audatex North America, Inc.
3,440,000	6.00%, 06/15/2021(1)	3,446,846
	Emdeon, Inc.
1,140,000	6.00%, 02/15/2021(1)	1,101,525
1,640,000	11.00%, 12/31/2019	1,746,600
	First Data Corp.
2,935,000	5.38%, 08/15/2023(1)	2,905,650
4,130,000	8.25%, 01/15/2021(1)	4,284,875
	Infor Software Parent LLC
3,410,000	7.13%, 05/01/2021(1)(7)	3,000,800
	Infor U.S., Inc.
2,075,000	6.50%, 05/15/2022(1)	1,903,812
	SS&C Technologies Holdings, Inc.
450,000	5.88%, 07/15/2023(1)	457,875

		24,953,163

	Telecommunications - 13.4%
	Alcatel-Lucent USA, Inc.
2,681,000	6.45%, 03/15/2029	2,654,190
765,000	6.50%, 01/15/2028	765,000
1,478,000	6.75%, 11/15/2020(1)	1,555,595
	Altice Financing S.A.
885,000	6.50%, 01/15/2022(1)	854,476
380,000	6.63%, 02/15/2023(1)	365,513
1,500,000	7.88%, 12/15/2019(1)	1,552,500
1,080,000	9.88%, 12/15/2020(1)	1,155,600
	DigitalGlobe, Inc.
2,020,000	5.25%, 02/01/2021(1)	1,913,950
	Frontier Communications Corp.
840,000	10.50%, 09/15/2022(1)	819,000
2,065,000	11.00%, 09/15/2025(1)	1,997,887
	Intelsat Jackson Holdings S.A.
1,960,000	6.63%, 12/15/2022	1,528,800
	Level 3 Financing, Inc.
1,995,000	5.13%, 05/01/2023(1)	1,907,719
2,515,000	5.38%, 08/15/2022	2,445,837
920,000	5.63%, 02/01/2023	903,900
970,000	6.13%, 01/15/2021	997,170
	SoftBank Group Corp.
1,820,000	4.50%, 04/15/2020(1)	1,762,488
	Sprint Communications, Inc.
507,000	7.00%, 03/01/2020(1)	507,000
3,092,000	9.00%, 11/15/2018(1)	3,244,436
	Sprint Corp.
3,520,000	7.25%, 09/15/2021	2,882,000
3,255,000	7.88%, 09/15/2023	2,634,516
	Syniverse Holdings, Inc.
3,470,000	9.13%, 01/15/2019	2,949,500
	T-Mobile USA, Inc.
330,000	6.13%, 01/15/2022	318,450
2,490,000	6.46%, 04/28/2019	2,533,575
1,425,000	6.63%, 11/15/2020	1,448,156
635,000	6.63%, 04/28/2021	636,587

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	$1,680,000	6.73%, 04/28/2022	$1,675,800
		UPCB Finance VI Ltd.
	1,660,500	6.88%, 01/15/2022(1)	1,749,752
		Wind Acquisition Finance S.A.
EUR	3,565,000	4.00%, 07/15/2020(1)	3,923,777
	$215,000	6.50%, 04/30/2020(1)	222,525

			47,905,699

		Total Corporate Bonds (cost $345,241,036)	325,501,727

Senior Floating Rate Interests - 2.2%(9)
		Electric - 0.5%
		Texas Competitive Electric Holdings Co. LLC
	4,525,000	4.68%, 10/10/2017(2)	1,724,613

		Insurance - 0.3%
		Asurion LLC
	945,000	8.50%, 03/03/2021	846,720

		Internet - 0.3%
		Lands’ End, Inc.
	1,289,455	4.25%, 04/04/2021	1,192,746

		Machinery-Diversified - 0.5%
		Gardner Denver, Inc.
	1,982,181	4.25%, 07/30/2020	1,864,360

		Retail - 0.3%
		Neiman Marcus Group, Inc.
	1,181,861	4.25%, 10/25/2020	1,155,163

		Semiconductors - 0.3%
		Freescale Semiconductor, Inc.
	1,113,141	5.00%, 01/15/2021	1,112,941

		Total Senior Floating Rate Interests (cost $9,791,509)	7,896,543

Convertible Bonds - 0.5%
		Home Builders - 0.1%
		M/I Homes, Inc.
	566,000	3.00%, 03/01/2018	551,143

		Oil & Gas - 0.4%
		Cobalt International Energy, Inc.
	1,790,000	2.63%, 12/01/2019	1,273,137

		Total Convertible Bonds (cost $2,503,469)	1,824,280

Common Stocks - 0.2%
		Energy - 0.2%
	206,275,142	KCA Deutag(10)(11)	778,276

		Total Common Stocks (cost $2,795,441)	778,276

Preferred Stocks - 0.8%
		Diversified Financials - 0.8%
	120,700	GMAC Capital Trust I Series 2	3,081,471

		Total Preferred Stocks (cost $2,866,999)	3,081,471

		Total Long-Term Investments (cost $365,677,413)	339,082,297

Short-Term Investments - 1.8%
		Other Investment Pools & Funds - 1.8%
	6,344,649	Fidelity Money Market Class 1	6,344,649

		Total Short-Term Investments (cost $6,344,649)	6,344,649

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Total Investments (cost $372,022,062)^	96.3%	$	345,426,946
Other Assets and Liabilities	3.7%		13,095,524

Total Net Assets	100.0%	$	358,522,470

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	5,251,591
Unrealized Depreciation		(31,846,707)

Net Unrealized Depreciation	$	(26,595,116)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $155,358,565, which represents 43.3% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $3,491,553, which represents 1.0% of total net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2015.
(6)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(7)	This security may pay interest in additional principal instead of cash.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,074,619 at September 30, 2015.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2015.
(10)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of this security was $778,276, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)

The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	206,275,142	KCA Deutag	$2,795,441

At September 30, 2015, the aggregate value of these securities were $778,276, which represents 0.2% of total net assets.

Hartford High Yield HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Foreign Currency Contracts Outstanding at September 30, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	10/30/15	CBK	$7,388,202	$7,344,732	$43,470

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Hartford High Yield HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	325,501,727	—	325,501,727	—
Senior Floating Rate Interests	7,896,543	—	7,896,543	—
Convertible Bonds	1,824,280	—	1,824,280	—
Common Stocks Energy	778,276	—	—	778,276
Preferred Stocks	3,081,471	3,081,471	—	—
Short-Term Investments	6,344,649	6,344,649	—	—
Foreign Currency Contracts(2)	43,470	—	43,470	—

Total	$345,470,416	$9,426,120	$335,266,020	$778,276

(1)	For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Total
Beginning balance	$423,689	$423,689
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	354,587	354,587
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-
Ending balance	$778,276	$778,276

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $354,587.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford International Opportunities HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.7%
	Belgium - 2.0%
254,198	Anheuser-Busch InBev N.V.	$27,035,344

	Brazil - 0.2%
396,210	BB Seguridade Participacoes S.A.	2,479,498

	Canada - 4.8%
488,365	Canadian National Railway Co.	27,731,959
452,500	Canadian Natural Resources Ltd.	8,812,645
398,010	Imperial Oil Ltd.	12,609,864
444,270	TransCanada Corp.	14,048,853

		63,203,321

	China - 5.9%
311,578	Alibaba Group Holding Ltd. ADR*	18,373,755
82,836	Baidu, Inc. ADR*	11,382,495
5,161,000	China Life Insurance Co., Ltd. Class H	17,982,860
6,463,000	CNOOC Ltd.	6,654,483
2,189,260	ENN Energy Holdings Ltd.	10,542,907
182,000	Hollysys Automation Technologies Ltd.	3,181,360
4,914,000	PICC Property & Casualty Co., Ltd. Class H	9,625,016

		77,742,876

	Denmark - 0.3%
159,464	H. Lundbeck A/S*	4,251,582

	Finland - 0.4%
130,544	Kone Oyj Class B	4,968,208

	France - 14.2%
180,917	Air Liquide	21,448,101
411,752	Airbus Group SE	24,383,950
520,522	BNP Paribas S.A.	30,645,247
224,233	Essilor International S.A.	27,394,157
271,294	Groupe Eurotunnel S.A.	3,696,236
78,555	Legrand S.A.	4,179,365
427,305	Orange S.A.	6,477,626
223,252	Schneider Electric SE	12,501,890
356,558	Total S.A.	16,038,993
95,717	Unibail-Rodamco SE REIT	24,808,279
118,894	Valeo S.A.	16,143,068

		187,716,912

	Germany - 5.8%
301,079	Beiersdorf AG	26,687,921
159,420	Brenntag AG	8,601,311
52,846	Continental AG	11,287,152
915,924	Vonovia SE	29,479,939

		76,056,323

	Hong Kong - 0.8%
449,107	Hong Kong Exchanges and Clearing Ltd.	10,302,958

	India - 6.2%
647,844	Axis Bank Ltd.	4,913,065
1,467,142	Bharti Infratel Ltd.	7,949,684
293,661	Container Corp. Of India Ltd.	6,648,080
160,694	Divi’s Laboratories Ltd.	2,735,832
86,990	HDFC Bank Ltd. ADR	5,314,219
5,467,738	ICICI Bank Ltd.	22,597,544
61,100	ICICI Bank Ltd. ADR	512,018
111,009	Maruti Suzuki India Ltd.	7,953,136
994,294	Power Grid Corp. of India Ltd.	2,010,800
3,229,002	State Bank of India	11,713,505
227,387	Tata Consultancy Services Ltd.	8,988,451

		81,336,334

Hartford International Opportunities HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Ireland - 1.1%
571,518	CRH plc	$15,085,737

	Italy - 5.5%
781,401	Assicurazioni Generali S.p.A.	14,296,666
265,411	Banca Generali S.p.A.	7,487,008
733,488	FinecoBank Banca Fineco S.p.A.	4,874,456
5,546,007	Intesa Sanpaolo S.p.A.	19,592,367
237,466	Luxottica Group S.p.A.	16,457,473
1,834,968	Snam S.p.A.	9,424,174

		72,132,144

	Japan - 17.6%
129,120	Asahi Group Holdings Ltd.	4,189,073
566,560	Asics Corp.	13,503,509
224,480	Daito Trust Construction Co., Ltd.	22,808,246
124,745	Daiwa House Industry Co., Ltd.	3,092,537
325,010	Eisai Co., Ltd.	19,176,092
787,500	Honda Motor Co., Ltd.	23,504,270
202,357	Isuzu Motors Ltd.	2,032,074
156,900	Kansai Electric Power Co., Inc.*	1,744,292
113,000	Kyushu Electric Power Co., Inc.*	1,232,877
326,610	M3, Inc.	6,490,654
3,273,000	NEC Corp.	10,076,938
469,600	Nippon Telegraph & Telephone Corp.	16,541,006
275,005	Olympus Corp.	8,579,685
244,845	Ono Pharmaceutical Co., Ltd.	29,030,141
612,330	Seven & I Holdings Co., Ltd.	27,942,530
103,700	Shikoku Electric Power Co., Inc.	1,691,160
295,400	Sumco Corp.	2,649,419
441,200	Sumitomo Mitsui Financial Group, Inc.	16,730,429
373,760	T&D Holdings, Inc.	4,414,797
287,805	Takeda Pharmaceutical Co., Ltd.	12,626,648
117,733	Tokio Marine Holdings, Inc.	4,398,502

		232,454,879

	Mexico - 0.8%
1,478,940	Cemex S.A.B. de C.V. ADR*	10,337,790

	Netherlands - 2.4%
11,653	Altice N.V. Class B*	259,965
34,959	Altice N.V. Class A*	731,458
854,792	ING Groep N.V.	12,082,575
214,834	NXP Semiconductors N.V.*	18,705,596

		31,779,594

	South Korea - 1.4%
81,599	Korea Electric Power Corp.	3,364,235
516,599	SK Hynix, Inc.	14,733,662

		18,097,897

	Spain - 1.7%
670,093	Industria de Diseno Textil S.A.	22,469,196

	Sweden - 2.3%
620,675	Assa Abloy AB Class B	11,132,288
209,765	Electrolux AB Series B	5,927,290
373,369	Hennes & Mauritz AB Class B	13,641,549

		30,701,127

	Switzerland - 8.3%
120,003	Adecco S.A.	8,788,490
94,758	Cie Financiere Richemont S.A.	7,373,207
248,593	Julius Baer Group Ltd.	11,289,100
471,874	Novartis AG	43,370,808
71,849	Roche Holding AG	19,073,866
1,095,127	UBS Group AG	20,246,835

		110,142,306

Hartford International Opportunities HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Taiwan - 2.5%
8,233,035	Taiwan Semiconductor Manufacturing Co., Ltd.		$32,995,334

	United Kingdom - 11.5%
555,723	AstraZeneca plc		35,243,155
69,864	Derwent London plc REIT		3,850,955
383,821	Diageo plc		10,312,080
183,970	Hikma Pharmaceuticals plc		6,355,011
743,398	International Consolidated Airlines Group S.A.*		6,640,669
212,370	Markit, Ltd.*		6,158,730
216,539	Schroders plc		9,201,190
2,211,917	Sky plc		34,994,794
1,413,982	Smith & Nephew plc		24,703,984
667,513	WPP plc		13,896,956

			151,357,524

	Total Common Stocks (cost $1,279,765,509)		1,262,646,884

	Total Long-Term Investments (cost $1,279,765,509)		1,262,646,884

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
38,261,754	BlackRock Liquidity Funds TempFund Portfolio		38,261,754

	Total Short-Term Investments (cost $38,261,754)		38,261,754

	Total Investments (cost $1,318,027,263)^	98.6%	$1,300,908,638
	Other Assets and Liabilities	1.4%	$18,323,064

	Total Net Assets	100.0%	$1,319,231,702

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$ 74,699,928
Unrealized Depreciation	(91,818,553)

Net Unrealized Depreciation	$ (17,118,625)

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Belgium	$27,035,344	$—	$27,035,344	$—
Brazil	2,479,498	2,479,498	—	—
Canada	63,203,321	63,203,321	—	—
China	77,742,876	32,937,610	44,805,266	—
Denmark	4,251,582	—	4,251,582	—
Finland	4,968,208	—	4,968,208	—
France	187,716,912	—	187,716,912	—
Germany	76,056,323	—	76,056,323	—
Hong Kong	10,302,958	—	10,302,958	—
India	81,336,334	7,194,153	74,142,181	—
Ireland	15,085,737	—	15,085,737	—
Italy	72,132,144	—	72,132,144	—
Japan	232,454,879	—	232,454,879	—
Mexico	10,337,790	10,337,790	—	—
Netherlands	31,779,594	31,779,594	—	—
South Korea	18,097,897	—	18,097,897	—
Spain	22,469,196	—	22,469,196	—
Sweden	30,701,127	—	30,701,127	—
Switzerland	110,142,306	—	110,142,306	—
Taiwan	32,995,334	—	32,995,334	—
United Kingdom	151,357,524	6,158,730	145,198,794	—
Short-Term Investments	38,261,754	38,261,754	—	—

Total	$1,300,908,638	$192,352,450	$1,108,556,188	$—

(1) For the nine-month period ended September 30, 2015, investments valued at $25,017,546 were transferred from Level 1 to Level 2, and investments valued at $25,723,674 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 1.2%
385,085	Harley-Davidson, Inc.	$21,141,167

	Banks - 4.0%
93,275	Cullen/Frost Bankers, Inc.	5,930,425
199,653	East West Bancorp, Inc.	7,670,668
326,198	First Republic Bank	20,475,448
284,589	M&T Bank Corp.	34,705,629

		68,782,170

	Capital Goods - 6.9%
685,370	Allison Transmission Holdings, Inc.	18,292,525
211,239	Colfax Corp.*	6,318,158
286,752	IDEX Corp.	20,445,418
356,730	Jacobs Engineering Group, Inc.*	13,352,404
270,763	Lennox International, Inc.	30,685,571
262,569	MSC Industrial Direct Co., Inc. Class A	16,024,586
276,081	PACCAR, Inc.	14,403,146

		119,521,808

	Commercial & Professional Services - 10.3%
306,886	Clean Harbors, Inc.*	13,493,777
436,217	Equifax, Inc.	42,391,568
410,185	ManpowerGroup, Inc.	33,590,050
710,544	Robert Half International, Inc.	36,351,431
28,976	Towers Watson & Co. Class A	3,401,203
457,671	TransUnion*	11,496,696
546,300	TriNet Group, Inc.*	9,177,840
555,154	Waste Connections, Inc.	26,969,381

		176,871,946

	Consumer Durables & Apparel - 3.5%
189,761	Harman International Industries, Inc.	18,215,158
21,946	NVR, Inc.*	33,472,478
130,794	Tempur Sealy International, Inc.*	9,342,616

		61,030,252

	Consumer Services - 0.5%
178,402	Choice Hotels International, Inc.	8,500,855

	Diversified Financials - 4.5%
244,969	Invesco Ltd.	7,650,382
148,281	Moody’s Corp.	14,561,194
306,396	MSCI, Inc.	18,218,306
272,251	Northern Trust Corp.	18,556,628
378,630	SEI Investments Co.	18,261,325

		77,247,835

	Energy - 5.4%
99,069	Cimarex Energy Co.	10,152,591
1,183,161	Cobalt International Energy, Inc.*	8,376,780
144,328	Diamondback Energy, Inc.*	9,323,589
243,714	Energen Corp.	12,151,580
270,792	Gulfport Energy Corp.*	8,037,106
592,606	Memorial Resource Development Corp.*	10,418,013
159,820	Newfield Exploration Co.*	5,258,078
452,604	Patterson-UTI Energy, Inc.	5,947,217
64,897	Pioneer Natural Resources Co.	7,894,071
679,128	QEP Resources, Inc.	8,509,474
196,116	World Fuel Services Corp.	7,020,953

		93,089,452

	Food & Staples Retailing - 0.7%
153,463	PriceSmart, Inc.	11,868,828

	Food, Beverage & Tobacco - 1.8%
223,280	Monster Beverage Corp.*	30,174,059

Hartford MidCap HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Health Care Equipment & Services - 9.9%
597,375	Envision Healthcare Holdings, Inc.*	$	21,977,426
769,008	IMS Health Holdings, Inc.*		22,378,133
283,680	MEDNAX, Inc.*		21,783,787
475,012	Patterson Cos., Inc.		20,544,269
258,088	Sirona Dental Systems, Inc.*		24,089,934
350,633	Team Health Holdings, Inc.*		18,944,701
229,211	Universal Health Services, Inc. Class B		28,607,825
175,611	Varian Medical Systems, Inc.*		12,956,580

			171,282,655

	Insurance - 6.1%
38,067	Alleghany Corp.*		17,819,543
44,142	Fairfax Financial Holdings Ltd.		20,102,555
46,839	Markel Corp.*		37,558,320
18,733	White Mountains Insurance Group Ltd.		13,999,171
272,140	WR Berkley Corp.		14,796,252

			104,275,841

	Materials - 2.9%
203,460	Ball Corp.		12,655,212
221,685	Packaging Corp. of America		13,336,570
45,689	Sherwin-Williams Co.		10,178,595
262,646	Silgan Holdings, Inc.		13,668,098

			49,838,475

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
143,648	Agios Pharmaceuticals, Inc.*		10,140,112
468,382	Alkermes plc*		27,479,972
96,242	Alnylam Pharmaceuticals, Inc.*		7,734,007
78,943	Incyte Corp.*		8,709,781
799,721	Ironwood Pharmaceuticals, Inc.*		8,333,093
107,407	Jazz Pharmaceuticals plc*		14,264,724
68,250	Mettler-Toledo International, Inc.*		19,433,505
173,704	Waters Corp.*		20,533,550

			116,628,744

	Retailing - 6.1%
269,591	Advance Auto Parts, Inc.		51,095,582
501,078	CarMax, Inc.*		29,723,947
134,910	Tiffany & Co.		10,417,750
233,734	TripAdvisor, Inc.*		14,729,917

			105,967,196

	Semiconductors & Semiconductor Equipment - 0.8%
179,875	First Solar, Inc.*		7,689,656
325,296	SunPower Corp.*		6,518,932

			14,208,588

	Software & Services - 14.5%
470,066	Akamai Technologies, Inc.*		32,462,758
147,753	Factset Research Systems, Inc.		23,612,407
2,056,538	Genpact Ltd.*		48,554,862
149,990	Global Payments, Inc.		17,208,353
204,331	Guidewire Software, Inc.*		10,743,724
713,326	HomeAway, Inc.*		18,931,672
955,937	Vantiv, Inc. Class A*		42,940,690
296,813	VeriSign, Inc.*		20,943,125
223,855	WEX, Inc.*		19,439,568
180,413	Zillow Group, Inc. Class A*		5,183,266
360,826	Zillow Group, Inc. Class C*		9,742,302

			249,762,727

	Technology Hardware & Equipment - 7.6%
401,370	Amphenol Corp. Class A		20,453,815
106,893	Arista Networks, Inc.*		6,540,783
490,981	CDW Corp. of Delaware		20,061,484
159,684	F5 Networks, Inc.*		18,491,407

Hartford MidCap HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

155,968	FEI Co.		$	11,391,903
885,646	National Instruments Corp.			24,612,102
631,678	Nimble Storage, Inc.*			15,236,073
892,462	Trimble Navigation Ltd.*			14,654,226

				131,441,793

	Transportation - 4.2%
36,194	AMERCO			14,241,253
348,357	Genesee & Wyoming, Inc. Class A*			20,580,932
269,215	J.B. Hunt Transport Services, Inc.			19,221,951
741,234	JetBlue Airways Corp.*			19,101,600

				73,145,736

	Utilities - 2.2%
138,006	Eversource Energy			6,985,864
607,587	UGI Corp.			21,156,179
175,071	WEC Energy Group, Inc.			9,142,208

				37,284,251

	Total Common Stocks (cost $1,465,219,696)			1,722,064,378

	Total Long-Term Investments (cost $1,465,219,696)			1,722,064,378

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
2,512,729	Fidelity Money Market Class 1			2,512,729

	Total Short-Term Investments (cost $2,512,729)			2,512,729

	Total Investments (cost $1,467,732,425)^	100.0%	$	1,724,577,107
	Other Assets and Liabilities	0.0%		(831,418)

	Total Net Assets	100.0%	$	1,723,745,689

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	374,775,217
Unrealized Depreciation		(117,930,535)

Net Unrealized Appreciation	$	256,844,682

* Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford MidCap HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$21,141,167	$21,141,167	$—	$—
Banks	68,782,170	68,782,170	—	—
Capital Goods	119,521,808	119,521,808	—	—
Commercial & Professional Services	176,871,946	176,871,946	—	—
Consumer Durables & Apparel	61,030,252	61,030,252	—	—
Consumer Services	8,500,855	8,500,855	—	—
Diversified Financials	77,247,835	77,247,835	—	—
Energy	93,089,452	93,089,452	—	—
Food & Staples Retailing	11,868,828	11,868,828	—	—
Food, Beverage & Tobacco	30,174,059	30,174,059	—	—
Health Care Equipment & Services	171,282,655	171,282,655	—	—
Insurance	104,275,841	104,275,841	—	—
Materials	49,838,475	49,838,475	—	—
Pharmaceuticals, Biotechnology & Life Sciences	116,628,744	116,628,744	—	—
Retailing	105,967,196	105,967,196	—	—
Semiconductors & Semiconductor Equipment	14,208,588	14,208,588	—	—
Software & Services	249,762,727	249,762,727	—	—
Technology Hardware & Equipment	131,441,793	131,441,793	—	—
Transportation	73,145,736	73,145,736	—	—
Utilities	37,284,251	37,284,251	—	—
Short-Term Investments	2,512,729	2,512,729	—	—

Total	$1,724,577,107	$1,724,577,107	$—	$—

(1)	For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap Value HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Automobiles & Components - 0.5%
60,900	Goodyear Tire & Rubber Co.	$1,786,197

	Banks - 11.0%
206,430	BankUnited, Inc.	7,379,872
112,322	CIT Group, Inc.	4,496,250
183,951	Comerica, Inc.	7,560,386
106,895	EverBank Financial Corp.	2,063,074
108,869	IBERIABANK Corp.	6,337,264
64,797	South State Corp.	4,980,945
313,033	Zions Bancorporation	8,620,929

		41,438,720

	Capital Goods - 12.2%
200,962	Barnes Group, Inc.	7,244,680
64,098	Curtiss-Wright Corp.	4,000,997
61,483	Esterline Technologies Corp.*	4,420,013
134,686	Generac Holdings, Inc.*	4,052,702
66,553	Hubbell, Inc. Class B	5,653,677
96,547	Moog, Inc. Class A*	5,220,296
51,314	Orbital ATK, Inc.	3,687,937
149,701	Rexel S.A.	1,842,898
575,700	Sanwa Holdings Corp.	3,963,065
95,049	Sensata Technologies Holding N.V.*	4,214,473
41,128	WESCO International, Inc.*	1,911,218

		46,211,956

	Consumer Durables & Apparel - 9.6%
148,264	D.R. Horton, Inc.	4,353,031
23,750,000	Global Brands Group Holding Ltd.*	4,916,540
143,665	Lennar Corp. Class A	6,914,597
189,585	Newell Rubbermaid, Inc.	7,528,420
397,469	Performance Sports Group Ltd.*	5,334,034
109,600	PulteGroup, Inc.	2,068,152
701,400	Samsonite International S.A.	2,292,089
88,659	Toll Brothers, Inc.*	3,035,684

		36,442,547

	Consumer Services - 2.1%
136,185	Norwegian Cruise Line Holdings Ltd.*	7,803,401

	Diversified Financials - 1.1%
72,285	MSCI, Inc.	4,298,066
451,900	Solar Cayman Ltd.*(1)(2)(3)	31,633

		4,329,699

	Energy - 6.0%
416,400	Cobalt International Energy, Inc.*	2,948,112
115,902	Diamondback Energy, Inc.*	7,487,269
43,049	Energen Corp.	2,146,423
50,620	HollyFrontier Corp.	2,472,281
155,400	Newfield Exploration Co.*	5,112,660
180,500	QEP Resources, Inc.	2,261,665
259,900	Trican Well Service Ltd.*	132,433

		22,560,843

	Food, Beverage & Tobacco - 1.7%
75,280	Ingredion, Inc.	6,572,697

	Health Care Equipment & Services - 0.9%
145,197	Brookdale Senior Living, Inc.*	3,333,723

	Insurance - 9.6%
84,675	Argo Group International Holdings Ltd.	4,791,758
204,076	CNO Financial Group, Inc.	3,838,669
63,200	Hanover Insurance Group, Inc.	4,910,640
91,886	Reinsurance Group of America, Inc.	8,323,953
248,671	Unum Group	7,977,366

Hartford MidCap Value HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

175,821	XL Group plc	$6,385,819

		36,228,205

	Materials - 6.8%
90,656	Bemis Co., Inc.	3,587,258
120,309	Cabot Corp.	3,796,952
54,895	Celanese Corp. Series A	3,248,137
156,300	Huntsman Corp.	1,514,547
398,167	Louisiana-Pacific Corp.*	5,669,898
193,146	Methanex Corp.	6,404,722
27,400	Packaging Corp. of America	1,648,384

		25,869,898

	Media - 2.9%
33,000	AMC Entertainment Holdings, Inc. Class A	831,270
217,455	Interpublic Group of Cos., Inc.	4,159,914
78,400	Markit, Ltd.*	2,273,600
162,900	Quebecor, Inc. Class B	3,565,612

		10,830,396

	Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
317,576	Almirall S.A.	5,670,465
63,800	Ono Pharmaceutical Co., Ltd.	7,564,472
5,883	UCB S.A.	460,890
76,272	WuXi PharmaTech Cayman, Inc. ADR*	3,295,713

		16,991,540

	Real Estate - 10.1%
147,285	American Assets Trust, Inc. REIT	6,018,065
146,479	Blackstone Mortgage Trust, Inc. Class A REIT	4,019,384
124,502	Equity LifeStyle Properties, Inc. REIT	7,292,082
103,735	Extra Space Storage, Inc. REIT	8,004,192
239,120	Forest City Enterprises, Inc. Class A*	4,813,486
46,800	PS Business Parks, Inc. REIT	3,714,984
39,637	SL Green Realty Corp. REIT	4,287,138

		38,149,331

	Retailing - 1.4%
209,400	DSW, Inc. Class A	5,299,914

	Semiconductors & Semiconductor Equipment - 4.5%
250,221	Microsemi Corp.*	8,212,253
82,188	Qorvo, Inc.*	3,702,570
19,700	Silicon Motion Technology Corp. ADR	538,007
55,700	Synaptics, Inc.*	4,593,022

		17,045,852

	Software & Services - 2.9%
174,722	Booz Allen Hamilton Holding Corp.	4,579,463
2,900	Check Point Software Technologies Ltd. ADR*	230,057
144,892	Verint Systems, Inc.*	6,252,090

		11,061,610

	Technology Hardware & Equipment - 3.6%
214,759	ARRIS Group, Inc.*	5,577,291
146,368	Arrow Electronics, Inc.*	8,091,223

		13,668,514

	Transportation - 0.7%
42,700	Genesee & Wyoming, Inc. Class A*	2,522,716

	Utilities - 6.0%
63,898	Alliant Energy Corp.	3,737,394
143,672	Great Plains Energy, Inc.	3,882,018
139,379	Portland General Electric Co.	5,152,842
202,198	UGI Corp.	7,040,534

Hartford MidCap Value HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

76,778	Westar Energy, Inc.		$2,951,346

			22,764,134

	Total Common Stocks (cost $328,829,981)		370,911,893

	Total Long-Term Investments (cost $328,829,981)		370,911,893

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
5,218,495	Federated Prime Obligations Fund		5,218,495

	Total Short-Term Investments (cost $5,218,495)		5,218,495

	Total Investments (cost $334,048,476)^	99.5%	$376,130,388
	Other Assets and Liabilities	0.5%	2,009,100

	Total Net Assets	100.0%	$378,139,488

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$66,368,689
Unrealized Depreciation	(24,286,777)

Net Unrealized Appreciation	$42,081,912

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of this security was $31,633, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2015, the aggregate value of this security was $31,633, which represents 0.0% of total net assets.
(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2007	451,900	Solar Cayman Ltd.	$132,446

At September 30, 2015, the aggregate value of these securities were $31,633, which represents 0.0% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$1,786,197	$1,786,197	$—	$—
Banks	41,438,720	41,438,720	—	—
Capital Goods	46,211,956	40,405,993	5,805,963	—
Consumer Durables & Apparel	36,442,547	29,233,918	7,208,629	—
Consumer Services	7,803,401	7,803,401	—	—
Diversified Financials	4,329,699	4,298,066	—	31,633
Energy	22,560,843	22,560,843	—	—
Food, Beverage & Tobacco	6,572,697	6,572,697	—	—
Health Care Equipment & Services	3,333,723	3,333,723	—	—
Insurance	36,228,205	36,228,205	—	—
Materials	25,869,898	25,869,898	—	—
Media	10,830,396	10,830,396	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,991,540	3,295,713	13,695,827	—
Real Estate	38,149,331	38,149,331	—	—
Retailing	5,299,914	5,299,914	—	—
Semiconductors & Semiconductor Equipment	17,045,852	17,045,852	—	—
Software & Services	11,061,610	11,061,610	—	—
Technology Hardware & Equipment	13,668,514	13,668,514	—	—
Transportation	2,522,716	2,522,716	—	—
Utilities	22,764,134	22,764,134	—	—
Short-Term Investments	5,218,495	5,218,495	—	—

Total	$376,130,388	$349,388,336	$26,710,419	$31,633

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Total
Beginning balance	$ 31,633	$31,633
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-
Ending balance	$ 31,633	$31,633

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Company HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.1%
	Automobiles & Components - 0.1%
9,348	Tenneco Automotive, Inc.*	$418,510
433	Tesla Motors, Inc.*	107,557
13,698	Winnebago Industries, Inc.	262,317

		788,384

	Banks - 4.5%
8,523	Ameris Bancorp	245,036
837,012	Associated Banc-Corp	15,041,106
4,842	Bank of Marin Bancorp	232,368
23,279	Blue Hills Bancorp, Inc.	322,414
548,731	EverBank Financial Corp.	10,590,508
5,600	FCB Financial Holdings, Inc. Class A*	182,672
16,538	First Merchants Corp.	433,626
20,493	Flushing Financial Corp.	410,270
8,663	Great Western Bancorp, Inc.	219,780
11,143	Heritage Financial Corp. of Washington	209,711
30,586	MGIC Investment Corp.*	283,226
415,689	PrivateBancorp, Inc.	15,933,360
11,416	Sandy Spring Bancorp, Inc.	298,871
8,500	Umpqua Holdings Corp.	138,550
461,892	United Community Banks, Inc.	9,441,073
3,637	Wintrust Financial Corp.	194,325
9,612	WSFS Financial Corp.	276,922

		54,453,818

	Capital Goods - 6.7%
13,218	AAON, Inc.	256,165
37,894	Acuity Brands, Inc.	6,653,428
498,144	Advanced Drainage Systems, Inc.	14,411,306
3,999	Alamo Group, Inc.	186,953
286,098	Altra Industrial Motion Corp.	6,614,586
136,683	Astronics Corp.*	5,526,094
1,749	Astronics Corp. Class B*	71,237
7,055	AZZ, Inc.	343,508
21,866	CAI International, Inc.*	220,409
1,862	Carlisle Cos., Inc.	162,702
4,285	Crane Co.	199,724
335,069	DigitalGlobe, Inc.*	6,373,012
4,317	EMCOR Group, Inc.	191,027
2,892	Esterline Technologies Corp.*	207,906
296,817	Generac Holdings, Inc.*	8,931,223
13,537	H & E Equipment Services, Inc.	226,339
231,580	HD Supply Holdings, Inc.*	6,627,820
8,602	Heico Corp. Class A	390,617
12,003	Insteel Industries, Inc.	193,008
4,457	Lennox International, Inc.	505,112
26,222	Luxfer Holdings plc ADR	282,935
7,253	Lydall, Inc.*	206,638
242,810	Masonite International Corp.*	14,709,430
4,643	Moog, Inc. Class A*	251,047
12,171	NN, Inc.	225,163
4,024	Teledyne Technologies, Inc.*	363,367
12,510	Textainer Group Holdings Ltd.	206,290
22,749	Titan International, Inc.	150,371
6,042	Toro Co.	426,203
136,236	Watts Water Technologies, Inc. Class A	7,195,985

		82,309,605

	Commercial & Professional Services - 3.0%
355,390	Advisory Board Co.*	16,184,460
26,120	CECO Environmental Corp.	213,923
6,386	Deluxe Corp.	355,955
11,230	Exponent, Inc.	500,409

Hartford Small Company HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

8,900	Franklin Covey Co.*	$142,934
7,010	Gategroup Holding AG	236,129
9,290	GP Strategies Corp.*	211,998
18,011	Heritage Crystal Clean, Inc.*	184,973
10,712	On Assignment, Inc.*	395,273
518,085	TriNet Group, Inc.*	8,703,828
202,440	WageWorks, Inc.*	9,125,995

		36,255,877

	Consumer Durables & Apparel - 4.3%
8,559	Arctic Cat, Inc.	189,839
639,884	Crocs, Inc.*	8,270,501
7,842	G-III Apparel Group Ltd.*	483,538
7,240	iRobot Corp.*	210,974
423,867	Kate Spade & Co.*	8,100,098
8,725	M/I Schottenstein Homes, Inc.*	205,736
18,374	New Home Co., Inc.*	237,943
4,703	Oxford Industries, Inc.	347,458
3,011,380	Samsonite International S.A.	9,840,817
47,227	Skechers USA, Inc. Class A*	6,332,196
479,018	Steven Madden Ltd.*	17,541,639
11,125	Taylor Morrison Home Corp. Class A*	207,592
23,894	Vince Holding Corp.*	81,956
6,804	Vista Outdoor, Inc.*	302,302
3,915	William Lyon Homes Class A*	80,649

		52,433,238

	Consumer Services - 7.2%
28,953	Bloomin’ Brands, Inc.	526,366
7,627	Brinker International, Inc.	401,714
34,017	Buffalo Wild Wings, Inc.*	6,579,908
496,624	ClubCorp Holdings, Inc.	10,657,551
35,904	Del Frisco’s Restaurant Group, Inc.*	498,707
883,444	Diamond Resorts International, Inc.*	20,663,755
214,005	Jack in the Box, Inc.	16,486,945
26,361	La Quinta Holdings, Inc.*	415,977
5,791	Marriott Vacations Worldwide Corp.	394,599
86,327	Panera Bread Co. Class A*	16,696,505
2,184	Red Robin Gourmet Burgers, Inc.*	165,416
15,014	Ruth’s Hospitality Group, Inc.	243,827
386,553	Texas Roadhouse, Inc.	14,379,772
8,899	Wingstop, Inc.*	213,398

		88,324,440

	Diversified Financials - 2.7%
10,469	Alaris Royalty Corp.	211,498
6,596	Evercore Partners, Inc. Class A	331,383
164,982	Financial Engines, Inc.	4,862,019
261,067	HFF, Inc. Class A	8,813,622
129,010	MarketAxess Holdings, Inc.	11,982,449
18,820	Regional Management Corp.*	291,710
4,169	Westwood Holdings Group, Inc.	226,585
386,489	Wisdomtree Investments, Inc.	6,234,068

		32,953,334

	Energy - 1.6%
112,996	Abraxas Petroleum Corp.*	144,635
24,950	Aspen Aerogels, Inc.*	187,125
137,316	Diamondback Energy, Inc.*	8,870,613
8,472	Forum Energy Technologies, Inc.*	103,443
13,962	Hornbeck Offshore Services, Inc.*	188,906
477,623	RSP Permian, Inc.*	9,671,866
13,052	Synergy Resources Corp.*	127,910

		19,294,498

	Food & Staples Retailing - 0.1%
6,255	Casey’s General Stores, Inc.	643,765
16,324	Natural Grocers by Vitamin Cottage, Inc.*	370,392

Hartford Small Company HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

5,213	PriceSmart, Inc.	$403,173

		1,417,330

	Food, Beverage & Tobacco - 1.4%
366,564	Freshpet, Inc.*	3,848,922
647,140	Nomad Foods Ltd.*	10,192,455
6,757	Post Holdings, Inc.*	399,338
440,908	SunOpta, Inc.*	2,142,813
7,077	TreeHouse Foods, Inc.*	550,520

		17,134,048

	Health Care Equipment & Services - 11.8%
230,398	Acadia Healthcare Co., Inc.*	15,268,475
8,456	Aceto Corp.	232,117
83,925	Adeptus Health, Inc. Class A*	6,777,783
14,937	Anika Therapeutics, Inc.*	475,445
988	Atrion Corp.	370,460
226,239	Cardiovascular Systems, Inc.*	3,583,626
38,687	ConforMIS, Inc.*	698,687
4,664	Cyberonics, Inc.*	283,478
8,421	Cynosure, Inc. Class A*	252,967
139,367	DexCom, Inc.*	11,966,051
19,300	EndoChoice Holdings, Inc.*	219,248
590,740	Endologix, Inc.*	7,242,472
5,019	Ensign Group, Inc.	213,960
385,353	Envision Healthcare Holdings, Inc.*	14,177,137
28,983	Globus Medical, Inc. Class A*	598,789
14,292	HealthSouth Corp.	548,384
185,979	HeartWare International, Inc.*	9,728,561
4,467	ICU Medical, Inc.*	489,137
625,059	Insulet Corp.*	16,195,279
414,354	LDR Holding Corp.*	14,307,644
120,749	LifePoint Health, Inc.*	8,561,104
2,539	MEDNAX, Inc.*	194,970
11,311	Omnicell, Inc.*	351,772
215,920	Team Health Holdings, Inc.*	11,666,158
3,160	Teladoc, Inc.*(1)	70,436
8,031	U.S. Physical Therapy, Inc.	360,512
12,603	Vascular Solutions, Inc.*	408,463
769,522	Veeva Systems, Inc. Class A*	18,014,510
4,858	WellCare Health Plans, Inc.*	418,662

		143,676,287

	Insurance - 3.1%
9,489	AMERISAFE, Inc.	471,888
140,957	Assurant, Inc.	11,137,013
349,075	Assured Guaranty Ltd.	8,726,875
426,638	First American Financial Corp.	16,668,747
17,470	James River Group Holdings Ltd.	469,768

		37,474,291

	Materials - 4.9%
12,072	Boise Cascade Co.*	304,456
1,090,060	Graphic Packaging Holding Co.	13,941,867
1,271,734	Headwaters, Inc.*	23,908,599
674,499	KapStone Paper & Packaging Corp.	11,135,979
13,321	Myers Industries, Inc.	178,501
33,157	OMNOVA Solutions, Inc.*	183,690
11,582	Orion Engineered Carbons S.A.	167,360
779,303	Platform Specialty Products Corp.*	9,858,183
12,975	PolyOne Corp.	380,687
6,981	Silgan Holdings, Inc.	363,291

		60,422,613

	Media - 1.7%
630,680	IMAX Corp.*	21,310,677

Hartford Small Company HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
597,329	Achillion Pharmaceuticals, Inc.*	$4,127,543
6,793	Acorda Therapeutics, Inc.*	180,082
291,446	Aerie Pharmaceuticals, Inc.*	5,170,252
90,883	Agios Pharmaceuticals, Inc.*	6,415,431
11,135	Albany Molecular Research, Inc.*	193,972
4,685	Alkermes plc*	274,869
18,521	Amicus Therapeutics, Inc.*	259,109
121,073	Anacor Pharmaceuticals, Inc.*	14,251,503
380,765	Aratana Therapeutics, Inc.*	3,221,272
72,937	Arena Pharmaceuticals, Inc.*	139,310
693,922	BioCryst Pharmaceuticals, Inc.*	7,910,711
33,480	BioDelivery Sciences International, Inc.*	186,149
12,972	Cara Therapeutics, Inc.*	185,370
225,019	Cepheid*	10,170,859
26,838	Dicerna Pharmaceuticals, Inc.*	220,340
243,201	Five Prime Therapeutics, Inc.*	3,742,863
242,599	Flexion Therapeutics, Inc.*	3,605,021
113,801	Galapagos N.V. ADR*	4,632,839
10,744	GlycoMimetics, Inc.*	60,166
279,035	Intersect ENT, Inc.*	6,529,419
399,267	Ironwood Pharmaceuticals, Inc.*	4,160,362
11,804	KemPharm, Inc.*	228,761
10,774	Medicines Co.*	408,981
1,042,799	Novavax, Inc.*	7,372,589
5,724	Ophthotech Corp.*	231,936
225,704	Otonomy, Inc.*	4,019,788
7,379	PAREXEL International Corp.*	456,908
222,722	Portola Pharmaceuticals, Inc.*	9,492,411
205,307	PTC Therapeutics, Inc.*	5,481,697
1,864	Puma Biotechnology, Inc.*	140,471
303,929	Relypsa, Inc.*	5,625,726
165,900	TESARO, Inc.*	6,652,590
327,689	Tetraphase Pharmaceuticals, Inc.*	2,444,560
27,588	Trevana, Inc.*	285,536
127,316	Ultragenyx Pharmaceutical, Inc.*	12,261,804
78,593	XenoPort, Inc.*	272,718
225,583	Zafgen, Inc.*	7,207,377

		138,221,295

	Real Estate - 2.6%
34,063	Arbor Realty Trust, Inc. REIT	216,641
15,839	Armada Hoffler Properties, Inc. REIT	154,747
18,741	CareTrust, Inc. REIT	212,710
8,046	Coresite Realty Corp. REIT	413,886
11,900	Easterly Government Properties, Inc. REIT	189,805
467,583	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	8,051,779
674,807	Kennedy-Wilson Holdings, Inc.	14,960,471
13,283	Medical Properties Trust, Inc. REIT	146,910
204,122	Pebblebrook Hotel Trust REIT	7,236,125
10,157	STAG Industrial, Inc. REIT	184,959
14,782	Summit Hotel Properties, Inc. REIT	172,506
22,302	Sunstone Hotel Investors, Inc. REIT	295,056

		32,235,595

	Retailing - 2.6%
5,016,400	Allstar Co.*(1)(2)	4,213,776
11,065	Burlington Stores, Inc.*	564,758
7,381	Core-Mark Holding Co., Inc.	483,086
200,636	CST Brands, Inc.	6,753,408
15,893	DSW, Inc. Class A	402,252
13,300	Five Below, Inc.*	446,614
197,384	HSN, Inc.	11,298,260
13,361	Party City Holdco, Inc.*	213,375
279,254	Rent-A-Center, Inc.	6,771,909

Hartford Small Company HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

7,456	Shoe Carnival, Inc.	$177,453

		31,324,891

	Semiconductors & Semiconductor Equipment - 2.5%
426,054	Entegris, Inc.*	5,619,652
32,934	Exar Corp.*	195,957
10,649	Inphi Corp.*	256,002
12,100	Integrated Device Technology, Inc.*	245,630
377,707	Mellanox Technologies Ltd.*	14,273,548
9,711	MKS Instruments, Inc.	325,610
16,937	Rambus, Inc.*	199,857
8,845	SunEdison Semiconductor Ltd.*	93,226
494,386	SunPower Corp.*	9,907,495

		31,116,977

	Software & Services - 15.9%
190,094	Apigee Corp. PIPE(1)(2)	1,982,094
10,568	Aspen Technology, Inc.*	400,633
3,107	CACI International, Inc. Class A*	229,825
12,786	Cardtronics, Inc.*	418,102
7,127	Cass Information Systems, Inc.	350,149
183,002	comScore, Inc.*	8,445,542
8,312	Constant Contact, Inc.*	201,483
125,408	CoStar Group, Inc.*	21,703,108
7,707	CSG Systems International, Inc.	237,376
119,959	Demandware, Inc.*	6,199,481
3,000	Ellie Mae, Inc.*	199,710
8,600	Envestnet, Inc.*	257,742
5,020	EPAM Systems, Inc.*	374,090
6,830	ePlus, Inc.*	540,048
44,727	Everi Holdings, Inc.*	229,450
19,714	Everyday Health, Inc.*	180,186
18,111	Exlservice Holdings, Inc.*	668,839
160,483	Fair Isaac Corp.	13,560,813
35,594	Five9, Inc.*	131,698
200,917	Fleetmatics Group Ltd.*	9,863,016
89,714	GoDaddy, Inc. Class A*	2,261,690
175,634	Guidewire Software, Inc.*	9,234,836
174,883	Heartland Payment Systems, Inc.	11,019,378
276,763	HubSpot, Inc.*	12,833,500
9,964	j2 Global, Inc.	705,949
7,044	Manhattan Associates, Inc.*	438,841
40,707	Marchex, Inc. Class B	164,049
6,058	Marketo, Inc.*	172,168
160,887	MAXIMUS, Inc.	9,582,430
18,874	Model N, Inc.*	188,929
8,871	Nuance Communications, Inc.*	145,218
19,827	Perficient, Inc.*	305,931
4,701	PTC, Inc.*	149,210
5,655	Q2 Holdings, Inc.*	139,792
5,560	Qualys, Inc.*	158,238
23,678	Sapiens International Corp. N.V.	272,771
15,825	Silver Spring Networks, Inc.*	203,826
28,799	Tangoe, Inc.*	207,353
1,069,389	Telogis, Inc.(1)(2)	1,857,529
7,480	Textura Corp.*	193,283
98,774	Tyler Technologies Corp.*	14,747,946
255,208	Verint Systems, Inc.*	11,012,225
254,827	Virtusa Corp.*	13,075,173
8,051	WebMD Health Corp.*	320,752
113,468	WEX, Inc.*	9,853,561
636,507	WNS Holdings Ltd. ADR*	17,790,371
126,480	Zillow Group, Inc. Class A*	3,633,770
252,959	Zillow Group, Inc. Class C*	6,829,893

		193,671,997

Hartford Small Company HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Technology Hardware & Equipment - 2.3%
173,666	Arista Networks, Inc.*	$10,626,623
15,603	CalAmp Corp.*	251,052
7,572	CDW Corp. of Delaware	309,392
395,072	Ciena Corp.*	8,185,892
4,184	Cognex Corp.	143,804
10,932	Control4 Corp.*	89,205
15,500	Fabrinet*	284,115
2,806	FEI Co.	204,950
35,173	Mitel Networks Corp.*	226,866
13,039	NetScout Systems, Inc.*	461,190
16,200	Newport Corp.*	222,750
286,492	Nimble Storage, Inc.*	6,910,187
180,624	ParkerVision, Inc.*	33,867
10,908	Radware Ltd.*	177,364
5,067	Rogers Corp.*	269,463
2,807	Sonus Networks, Inc.*	16,056

		28,412,776

	Telecommunication Services - 0.0%
30,180	Vonage Holdings Corp.*	177,458

	Transportation - 2.7%
19,979	Celadon Group, Inc.	320,063
262,720	Landstar System, Inc.	16,674,838
8,833	Marten Transport Ltd.	142,830
4,759	Park-Ohio Holdings Corp.	137,345
661,438	Swift Transportation Co.*	9,934,799
240,564	XPO Logistics, Inc.*	5,732,640

		32,942,515

	Utilities - 0.1%
3,827	ALLETE, Inc.	193,225
10,635	Pattern Energy Group, Inc.	203,022
12,867	Spark Energy, Inc. Class A	212,949

		609,196

	Total Common Stocks (cost $1,220,311,015)	1,136,961,140

Exchange Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
5,560	iShares Russell 2000 Growth ETF	744,873

	Total Exchange Traded Funds (cost $726,583)	744,873

Preferred Stocks - 3.8%
	Consumer Services - 0.3%
277,018	Draftkings, Inc. Series D(1)(2)	1,911,111
252,844	Draftkings, Inc. Series D-1(1)(2)	1,744,337

		3,655,448

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,420	Sancilio & Co., Inc.(1)(2)	589,639

	Retailing - 0.7%
74,004	Honest Co.(1)(2)	3,047,448
104,986	Tory Burch LLC*(1)(2)	6,008,334

		9,055,782

	Software & Services - 2.2%
169,989	Cloudera, Inc.(1)(2)	4,909,282
410,300	MarkLogic Corp. Series F(1)(2)	4,821,025
206,888	Nutanix, Inc.(1)(2)	3,723,984
1,456,330	Telogis, Inc.(1)(2)	5,819,495
157,023	Veracode, Inc.(1)(2)	4,159,539
1,026,132	Zuora, Inc. Series F(1)(2)	3,508,725

		26,942,050

Hartford Small Company HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Technology Hardware & Equipment - 0.3%
197,006	Pure Storage, Inc.*(1)(2)		$3,353,042

	Telecommunication Services - 0.2%
6,478	DocuSign, Inc. Series B(1)(2)		120,232
1,940	DocuSign, Inc. Series B-1(1)(2)		36,006
4,655	DocuSign, Inc. Series D(1)(2)		86,397
120,393	DocuSign, Inc. Series E(1)(2)		2,234,494
21,928	DocuSign, Inc. Series F(1)(2)		406,984

			2,884,113

	Total Preferred Stocks (cost $40,678,926)		46,480,074

Convertible Preferred Stocks - 0.0%
	Capital Goods - 0.0%
1,387	William Lyon Homes, Inc., 6.50%		147,008

	Total Convertible Preferred Stocks (cost $161,590)		147,008

	Total Long-Term Investments (cost $1,261,878,114)		1,184,333,095

Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 2.7%
32,815,495	BlackRock Liquidity Funds TempFund Portfolio		32,815,495

	Total Short-Term Investments (cost $32,815,495)		32,815,495

	Total Investments (cost $1,294,693,609)^	99.7%	$1,217,148,590
	Other Assets and Liabilities	0.3%	3,838,369

	Total Net Assets	100.0%	$1,220,986,959

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$101,985,426
Unrealized Depreciation	(179,530,445)

Net Unrealized Depreciation	$(77,545,019)

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of these securities was $54,603,909, which represents 4.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
08/2011	5,016,400	Allstar Co.	$	2,182,229
04/2014	190,094	Apigee Corp.		4,056,092

Hartford Small Company HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

02/2014	169,989	Cloudera, Inc. Preferred	2,475,040
02/2014	6,478	DocuSign, Inc. Series B Preferred	85,072
02/2014	1,940	DocuSign, Inc. Series B-1 Preferred	25,477
02/2014	4,655	DocuSign, Inc. Series D Preferred	61,131
02/2014	120,393	DocuSign, Inc. Series E Preferred	1,581,049
04/2015	21,928	DocuSign, Inc. Series F Preferred	418,673
07/2015	277,018	Draftkings, Inc. Series D Preferred	1,491,990
08/2015	252,844	Draftkings, Inc. Series D-1 Preferred	1,938,153
08/2015	74,004	Honest Co. Preferred	3,386,053
04/2015	410,300	MarkLogic Corp. Series F Preferred	4,765,306
08/2014	206,888	Nutanix, Inc. Preferred	2,771,575
04/2014	197,006	Pure Storage, Inc. Preferred	3,098,097
05/2014	92,420	Sancilio & Co., Inc. Preferred	349,066
09/2013	1,069,389	Telogis, Inc.	2,118,567
09/2013	1,456,330	Telogis, Inc. Preferred	3,205,674
11/2013	104,986	Tory Burch LLC Preferred	8,228,416
08/2014	157,023	Veracode, Inc. Preferred	2,899,571
01/2015	1,026,132	Zuora, Inc. Series F Preferred	3,898,583

			$49,035,814

At September 30, 2015, the aggregate value of these securities were $54,533,473, which represents 4.5% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$788,384	$788,384	$—	$—
Banks	54,453,818	54,453,818	—	—
Capital Goods	82,309,605	82,309,605	—	—
Commercial & Professional Services	36,255,877	36,255,877	—	—
Consumer Durables & Apparel	52,433,238	42,592,421	9,840,817	—
Consumer Services	88,324,440	88,324,440	—	—
Diversified Financials	32,953,334	32,953,334	—	—
Energy	19,294,498	19,294,498	—	—
Food & Staples Retailing	1,417,330	1,417,330	—	—
Food, Beverage & Tobacco	17,134,048	17,134,048	—	—
Health Care Equipment & Services	143,676,287	143,676,287	—	—
Insurance	37,474,291	37,474,291	—	—
Materials	60,422,613	60,422,613	—	—
Media	21,310,677	21,310,677	—	—
Pharmaceuticals, Biotechnology & Life Sciences	138,221,295	138,221,295	—	—
Real Estate	32,235,595	32,235,595	—	—
Retailing	31,324,891	27,111,115	—	4,213,776
Semiconductors & Semiconductor Equipment	31,116,977	31,116,977	—	—
Software & Services	193,671,997	189,832,374	—	3,839,623
Technology Hardware & Equipment	28,412,776	28,412,776	—	—
Telecommunication Services	177,458	177,458	—	—
Transportation	32,942,515	32,942,515	—	—
Utilities	609,196	609,196	—	—
Exchange Traded Funds	744,873	744,873	—	—
Preferred Stocks	46,480,074	—	—	46,480,074
Convertible Preferred Stocks	147,008	147,008	—	—
Short-Term Investments	32,815,495	32,815,495	—	—

Total	$1,217,148,590	$1,152,774,300	$9,840,817	$54,533,473

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$5,718,141	$63,011,394	$68,729,535
Purchases	4,056,092	16,247,825	20,303,917
Sales	-	(18,468,692)	(18,468,692)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	8,790,109	8,790,109
Net change in unrealized appreciation/depreciation	(1,720,834)	(23,100,562)	(24,821,396)
Transfers into Level 3(1)	-	-	-
Transfers out of Level 3(1)	-	-	-
Ending balance	$8,053,399	$46,480,074	$54,533,473

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $632,716

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Stock HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Banks - 3.9%
328,667	PNC Financial Services Group, Inc.	$29,317,097
559,106	Wells Fargo & Co.	28,710,093

		58,027,190

	Capital Goods - 10.7%
133,970	General Dynamics Corp.	18,481,161
421,888	Honeywell International, Inc.	39,948,575
183,799	Lockheed Martin Corp.	38,103,371
161,246	Northrop Grumman Corp.	26,758,774
411,756	United Technologies Corp.	36,642,166

		159,934,047

	Consumer Durables & Apparel - 2.7%
331,708	NIKE, Inc. Class B	40,790,133

	Consumer Services - 2.3%
352,140	McDonald’s Corp.	34,696,354

	Diversified Financials - 2.9%
244,854	American Express Co.	18,151,027
83,419	BlackRock, Inc.	24,814,650

		42,965,677

	Energy - 6.9%
491,447	Chevron Corp.	38,765,339
480,759	Exxon Mobil Corp.	35,744,432
407,258	Schlumberger Ltd.	28,088,584

		102,598,355

	Food & Staples Retailing - 6.9%
217,237	Costco Wholesale Corp.	31,405,953
250,144	CVS Health Corp.	24,133,893
345,441	Wal-Mart Stores, Inc.	22,398,394
302,687	Walgreens Boots Alliance, Inc.	25,153,290

		103,091,530

	Food, Beverage & Tobacco - 5.5%
132,497	Anheuser-Busch InBev N.V.	14,091,779
1,007,035	Coca-Cola Co.	40,402,244
1,029,057	Diageo plc	27,647,571

		82,141,594

	Health Care Equipment & Services - 7.3%
452,911	Cardinal Health, Inc.	34,792,623
492,859	Medtronic plc	32,991,981
355,591	UnitedHealth Group, Inc.	41,252,112

		109,036,716

	Household & Personal Products - 4.1%
601,523	Colgate-Palmolive Co.	38,172,649
319,369	Procter & Gamble Co.	22,975,406

		61,148,055

	Insurance - 6.3%
402,620	ACE Ltd.	41,630,908
155,505	Chubb Corp.	19,072,688
631,038	Marsh & McLennan Cos., Inc.	32,952,805

		93,656,401

	Materials - 4.3%
246,229	Ecolab, Inc.	27,016,246
360,199	Praxair, Inc.	36,689,870

		63,706,116

	Media - 1.5%
223,680	Walt Disney Co.	22,860,096

Hartford Stock HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
172,130	Amgen, Inc.		$23,809,021
395,688	Johnson & Johnson		36,937,475
680,371	Merck & Co., Inc.		33,603,524
110,960	Roche Holding AG		29,456,724

			123,806,744

	Real Estate - 1.4%
97,550	Public Storage REIT		20,644,507
	Retailing - 5.1%
9,440,100	Allstar Co.*(1)(2)		7,929,684
384,467	Lowe’s Cos., Inc.		26,497,466
586,620	TJX Cos., Inc.		41,896,400

			76,323,550

	Software & Services - 10.7%
403,444	Accenture plc Class A		39,642,408
465,979	Automatic Data Processing, Inc.		37,446,072
1,040,524	Microsoft Corp.		46,053,592
1,035,630	Oracle Corp.		37,406,956

			160,549,028

	Transportation - 7.4%
614,360	Canadian National Railway Co.		34,886,625
298,066	Union Pacific Corp.		26,352,015
498,087	United Parcel Service, Inc. Class B		49,156,206

			110,394,846

	Total Common Stocks (cost $1,244,915,984)		1,466,370,939

	Total Long-Term Investments (cost $1,244,915,984)		1,466,370,939

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
25,686,730	Fidelity Money Market Class 1		25,686,730

	Total Short-Term Investments (cost $25,686,730)		25,686,730

	Total Investments (cost $1,270,602,714)^	99.9%	$1,492,057,669
	Other Assets and Liabilities	0.1%	1,982,370

	Total Net Assets	100.0%	$1,494,040,039

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	275,906,737
Unrealized Depreciation		(54,451,782)

Net Unrealized Appreciation	$	221,454,955

*	Non-income producing.

Hartford Stock HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares / Par	Security		Cost
08/2011	9,440,100	Allstar Co.	$	4,106,619

At September 30, 2015, the aggregate value of these securities were $7,929,684, which represents 0.5% of total net assets.

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of this security was $7,929,684, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$58,027,190	$58,027,190	$—	$—
Capital Goods	159,934,047	159,934,047	—	—
Consumer Durables & Apparel	40,790,133	40,790,133	—	—
Consumer Services	34,696,354	34,696,354	—	—
Diversified Financials	42,965,677	42,965,677	—	—
Energy	102,598,355	102,598,355	—	—
Food & Staples Retailing	103,091,530	103,091,530	—	—
Food, Beverage & Tobacco	82,141,594	40,402,244	41,739,350	—
Health Care Equipment & Services	109,036,716	109,036,716	—	—
Household & Personal Products	61,148,055	61,148,055	—	—
Insurance	93,656,401	93,656,401	—	—
Materials	63,706,116	63,706,116	—	—
Media	22,860,096	22,860,096	—	—
Pharmaceuticals, Biotechnology & Life Sciences	123,806,744	94,350,020	29,456,724	—
Real Estate	20,644,507	20,644,507	—	—
Retailing	76,323,550	68,393,866	—	7,929,684
Software & Services	160,549,028	160,549,028	—	—
Transportation	110,394,846	110,394,846	—	—
Short-Term Investments	25,686,730	25,686,730	—	—

Total	$1,492,057,669	$1,412,931,911	$71,196,074	$7,929,684

(1)	For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Total
Beginning balance	$9,754,455	$9,754,455
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	(1,824,771)	(1,824,771)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-
Ending balance	$7,929,684	$7,929,684

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $(1,824,771).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Total Return Bond HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 33.1%
	Asset-Backed - Automobile - 1.6%
	AmeriCredit Automobile Receivables Trust
$3,800,000	2.72%, 09/09/2019	$3,853,325
	CPS Automotive Trust
158,445	5.01%, 06/17/2019(1)	160,263
	Credit Acceptance Automotive Loan Trust
8,005,000	1.88%, 03/15/2022(1)	8,005,096
	First Investors Automotive Owner Trust
6,495,000	1.67%, 11/16/2020(1)	6,483,679
1,295,000	1.81%, 10/15/2018(1)	1,297,249
1,750,000	2.39%, 11/16/2020(1)	1,755,015
	GM Financial Automobile Leasing Trust
1,260,000	1.96%, 03/20/2018(1)	1,265,738
	Santander Drive Automotive Receivables Trust
1,920,000	1.82%, 05/15/2019	1,933,475
7,530,000	1.83%, 01/15/2020	7,520,091
1,385,000	2.25%, 06/17/2019	1,397,486
4,500,000	2.36%, 04/15/2020	4,529,137
	Westlake Automobile Receivables Trust
8,275,000	1.58%, 04/15/2020(1)	8,296,242

		46,496,796

	Asset-Backed - Finance & Insurance - 13.3%
	American Money Management Corp.
9,180,000	1.75%, 07/27/2026(1)(2)	9,106,560
	Apidos CLO
6,015,000	1.74%, 01/19/2025(1)(2)	5,964,474
2,555,000	2.14%, 07/15/2023(1)(2)	2,502,878
	Ares CLO Ltd.
7,382,697	1.14%, 04/20/2023(1)(2)	7,342,831
10,350,000	1.81%, 04/17/2026(1)(2)	10,294,110
	Atlas Senior Loan Fund Ltd.
7,610,000	1.83%, 10/15/2026(1)(2)	7,556,730
4,200,000	1.84%, 07/16/2026(1)(2)	4,166,400
	Atrium CDO Corp.
790,000	1.41%, 07/16/2025(1)(2)	772,857
3,535,000	2.07%, 11/16/2022(1)(2)	3,478,087
	Avery Point CLO Ltd.
10,050,000	1.82%, 04/25/2026(1)(2)	9,984,675
	Babson CLO Ltd.
2,330,000	1.78%, 07/20/2025(1)(2)	2,312,525
	Cal Funding II Ltd.
1,448,542	3.47%, 10/25/2027(1)	1,466,338
	Carlyle Global Market Strategies
7,890,000	1.74%, 04/27/2027(1)(2)	7,829,247
	Cent CLO Ltd.
8,090,000	1.77%, 04/17/2026(1)(2)	8,000,201
9,345,000	1.78%, 01/25/2026(1)(2)	9,293,602
6,305,000	1.79%, 07/27/2026(1)(2)	6,241,320
3,115,000	2.33%, 04/17/2026(1)(2)	3,036,502
	CIFC Funding Ltd.
8,965,000	1.81%, 05/24/2026(1)(2)	8,887,004
7,240,000	2.41%, 08/14/2024(1)(2)	7,163,980
	Consumer Credit Origination Loan Trust
1,608,287	2.82%, 03/15/2021(1)	1,614,699
	Dryden Senior Loan Fund
10,915,000	1.64%, 04/18/2026(1)(2)	10,792,752
6,710,000	1.70%, 07/15/2027(1)(2)	6,636,861
10,870,000	1.77%, 07/15/2026(1)(2)	10,817,824
	Fieldstone Mortgage Investment Corp.
1,773,972	0.46%, 05/25/2036(2)	1,171,423
	First Franklin Mortgage Loan Trust
3,267,261	0.43%, 04/25/2036(2)	2,101,525

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Flatiron CLO Ltd.
$2,210,000	2.19%, 07/17/2026(1)(2)	$2,173,314
	GSAMP Trust
4,493,440	0.28%, 01/25/2037(2)	2,679,910
	Highbridge Loan Management Ltd.
4,965,000	1.75%, 05/05/2027(1)(2)	4,898,966
	ING Investment Management CLO Ltd.
10,895,000	1.79%, 04/18/2026(1)(2)	10,806,750
3,335,000	2.19%, 03/14/2022(1)(2)	3,293,313
	LCM Ltd.
1,345,000	2.19%, 04/15/2022(1)(2)	1,329,667
	Limerock CLO
11,335,000	1.79%, 04/18/2026(1)(2)	11,256,788
	Madison Park Funding Ltd.
6,520,000	1.74%, 01/19/2025(1)(2)	6,456,104
9,860,000	1.79%, 07/20/2026(1)(2)	9,785,064
	Magnetite CLO Ltd.
8,310,000	1.72%, 07/25/2026(1)(2)	8,228,562
6,540,000	1.77%, 04/15/2026(1)(2)	6,487,026
5,835,000	1.79%, 04/15/2027(1)(2)	5,780,151
6,695,000	2.25%, 07/25/2026(1)(2)	6,582,524
	Neuberger Berman CLO Ltd.
8,335,000	1.76%, 04/15/2026(1)(2)	8,278,322
8,265,000	1.78%, 08/04/2025(1)(2)	8,202,186
	Oaktree EIF II Ltd.
7,885,000	1.87%, 02/15/2026(1)(2)	7,839,267
	OCP CLO Ltd.
6,780,000	1.80%, 04/17/2027(1)(2)	6,726,438
	Ocwen Master Advance Receivables Trust
6,165,000	2.54%, 09/17/2046	6,165,000
	OHA Credit Partners Ltd.
3,030,000	1.76%, 07/20/2026(1)(2)	3,000,306
	OHA Loan Funding Ltd.
9,445,000	1.82%, 02/15/2027(1)(2)	9,348,661
	OZLM Funding Ltd.
7,495,000	1.74%, 04/30/2027(1)(2)	7,402,811
10,530,000	1.84%, 04/17/2026(1)(2)	10,481,562
	Race Point CLO Ltd.
9,700,000	1.77%, 04/15/2027(1)(2)	9,609,790
	SBA Tower Trust
5,250,000	2.90%, 10/15/2044(1)	5,266,748
	Securitized Asset Backed Receivables LLC
534,587	0.28%, 07/25/2036(2)	256,597
	Seneca Park CLO Ltd.
7,360,000	1.77%, 07/17/2026(1)(2)	7,301,120
	Shackleton CLO Ltd.
7,325,000	1.77%, 07/17/2026(1)(2)	7,272,260
	Sound Point CLO Ltd.
6,354,000	1.66%, 01/21/2026(1)(2)	6,256,784
7,680,000	1.82%, 04/15/2027(1)(2)	7,624,704
	SpringCastle America Funding LLC
5,746,576	2.70%, 05/25/2023(1)	5,754,438
	Springleaf Funding Trust
7,805,000	2.41%, 12/15/2022(1)	7,808,341
	Symphony CLO Ltd.
8,660,000	1.77%, 07/14/2026(1)(2)	8,629,690
	Tremen Park Ltd.
7,955,000	1.76%, 04/20/2027(1)(2)	7,879,427
	Voya CLO Ltd.
2,915,000	1.74%, 07/17/2026(1)(2)	2,887,599
7,550,000	1.76%, 04/18/2027(1)(2)	7,478,275
2,670,000	2.38%, 04/18/2027(1)(2)	2,645,970

		382,409,840

	Asset-Backed - Home Equity - 1.4%
	GSAA Home Equity Trust

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$13,567,556	0.27%, 02/25/2037(2)	$7,201,442
6,958,013	0.29%, 03/25/2037(2)	3,675,501
4,962,593	0.37%, 11/25/2036(2)	2,655,543
1,748,072	0.42%, 04/25/2047(2)	1,136,916
166,945	0.43%, 11/25/2036(2)	101,209
1,385,092	0.49%, 03/25/2036(2)	977,438
792,941	5.88%, 09/25/2036	447,170
798,289	5.99%, 06/25/2036(2)	433,869
	Morgan Stanley Asset-Backed Securities Capital I
671,129	0.34%, 06/25/2036(2)	610,389
	Morgan Stanley Mortgage Loan Trust
1,795,434	0.36%, 11/25/2036(2)	886,406
	NRZ Advance Receivables Trust
20,275,000	3.30%, 08/17/2048(1)	20,232,423
	Renaissance Home Equity Loan Trust
439,155	5.91%, 04/25/2037	244,959
	Soundview Home Loan Trust
3,225,000	0.37%, 07/25/2037(2)	2,000,274
1,090,000	0.44%, 11/25/2036(2)	752,377

		41,355,916

	Collateralized-Mortgage Obligations - 0.0%
	National Credit Union Administration
369,666	1.84%, 10/07/2020	370,485

	Commercial Mortgage-Backed Securities - 12.0%
	Banc of America Commercial Mortgage Trust
535,000	3.71%, 09/15/2048	559,289
3,269,497	5.49%, 02/10/2051	3,435,758
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
932,030	5.32%, 09/10/2047(2)	931,057
	Bear Stearns Commercial Mortgage Securities, Inc.
1,105,000	5.29%, 10/12/2042(2)	1,103,484
2,437,606	5.33%, 02/11/2044	2,543,974
2,724,661	5.41%, 12/11/2040(2)	2,724,735
1,924,640	5.47%, 01/12/2045(2)	2,015,534
5,502,129	5.69%, 06/11/2050(2)	5,810,474
510,000	5.80%, 04/12/2038(2)	519,066
	Citigroup Commercial Mortgage Trust
25,474,532	1.29%, 07/10/2047(2)(3)	1,825,632
27,468,858	1.32%, 04/10/2048(2)(3)	2,176,138
465,000	2.94%, 04/10/2048	458,192
3,170,000	3.11%, 04/10/2048(1)	2,348,101
690,000	3.19%, 04/10/2048	691,590
1,175,000	4.56%, 03/10/2047(1)(2)	914,172
445,000	5.06%, 03/10/2047(1)(2)	404,196
	Citigroup/Deutsche Bank Commercial Mortgage Trust
9,595,000	5.32%, 12/11/2049	9,907,087
3,187,281	5.49%, 01/15/2046(2)	3,189,761
	Cobalt CMBS Commercial Mortgage Trust
1,100,000	5.25%, 08/15/2048	1,124,526
	Commercial Mortgage Loan Trust
9,897,473	6.23%, 12/10/2049(2)	10,290,670
	Commercial Mortgage Pass-Through Certificates
10,051,847	1.02%, 02/10/2047(2)(3)	434,159
11,920,948	2.38%, 07/10/2046(1)(2)(3)	758,578
875,000	2.82%, 10/15/2045	885,968
2,890,000	2.85%, 10/15/2045	2,929,157
3,555,000	4.02%, 07/10/2045	3,850,442
1,315,000	4.75%, 10/15/2045(1)(2)	1,042,479
3,061,879	5.95%, 06/10/2046(2)	3,107,038
	Commercial Mortgage Trust
730,000	2.54%, 12/10/2045	726,538
350,000	3.18%, 02/10/2048	353,286
1,760,000	3.35%, 02/10/2048	1,791,398
6,780,000	3.42%, 03/10/2031(1)	6,969,779
1,900,000	3.50%, 05/10/2048	1,958,972

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$1,590,000	3.53%, 12/10/2047	$1,645,920
705,000	3.62%, 07/10/2050	732,688
450,133	3.80%, 08/10/2047	476,390
1,140,000	3.90%, 07/10/2050	1,206,362
1,019,136	5.44%, 03/10/2039	1,057,906
8,309,597	5.74%, 12/10/2049	8,723,490
330,234	6.01%, 07/10/2038(2)	334,093
	Community or Commercial Mortgage Trust
2,400,000	3.69%, 08/10/2047	2,516,100
4,515,000	4.38%, 07/10/2045(2)	4,992,032
	Credit Suisse Commercial Mortgage Trust
352,243	5.89%, 06/15/2039(2)	368,152
1,975,000	6.27%, 02/15/2041(2)	2,111,781
	Credit Suisse Mortgage Capital Certificates
5,764,094	5.47%, 09/15/2039	5,887,371
	CS First Boston Mortgage Securities Corp.
94,882	4.77%, 07/15/2037	94,846
2,325,155	4.88%, 04/15/2037	2,323,543
	CSAIL Commercial Mortgage Trust
65,949,825	1.05%, 06/15/2057(2)(3)	3,990,492
2,215,000	3.51%, 08/15/2048(2)	1,745,509
8,453,000	3.72%, 08/15/2048	8,844,163
	DBUBS Mortgage Trust
19,740,061	1.53%, 11/10/2046(1)(2)(3)	346,024
	Four Times Square Trust
3,175,000	5.40%, 12/13/2028(1)	3,586,801
	FREMF Mortgage Trust
4,680,000	3.08%, 10/25/2047(1)(2)	4,760,313
5,485,000	5.41%, 09/25/2043(1)(2)	6,142,278
	GE Business Loan Trust
3,527,945	1.21%, 05/15/2034(1)(2)	2,940,634
	GE Capital Commercial Mortgage Corp.
735,566	5.54%, 11/10/2045(2)	734,793
	GE Commercial Mortgage Corp. Series
1,020,000	5.61%, 12/10/2049(2)	1,057,862
	GMAC Commercial Mortgage Securities, Inc.
1,010,591	5.24%, 11/10/2045(2)	1,010,899
	GS Mortgage Securities Trust
52,660,031	0.34%, 07/10/2046(2)(3)	502,482
10,666,354	1.81%, 08/10/2044(1)(2)(3)	509,937
4,340,000	2.95%, 11/05/2034(1)	4,383,482
1,060,000	3.58%, 06/10/2047(1)	746,901
1,580,166	3.67%, 04/10/2047(1)	1,128,728
4,510,000	3.68%, 04/10/2047	4,777,411
4,110,000	4.00%, 04/10/2047	4,420,309
1,305,121	4.07%, 01/10/2047	1,405,859
2,960,000	5.03%, 04/10/2047(1)(2)	2,674,209
	Hilton USA Trust
5,985,000	2.66%, 11/05/2030	5,999,095
1,182,558	2.95%, 11/05/2030(1)(2)	1,181,261
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,675,924	4.57%, 12/15/2047(1)(2)	1,434,549
	JP Morgan Chase Commercial Mortgage Securities Trust
8,800,578	1.71%, 02/12/2051(2)	8,670,321
2,185,000	2.73%, 10/15/2045(1)(2)	1,478,677
3,528,211	3.91%, 05/05/2030(1)	3,723,420
470,000	4.00%, 08/15/2046(1)(2)	420,979
1,075,000	4.82%, 10/15/2045(1)(2)	1,045,320
9,211,866	5.34%, 05/15/2047	9,519,477
1,119,092	5.43%, 01/12/2043(2)	1,117,703
1,825,160	5.72%, 02/15/2051	1,929,392
7,373,571	5.88%, 02/12/2049(2)	7,733,246
	JPMBB Commercial Mortgage Securities Trust
29,971,619	1.03%, 09/15/2047(2)(3)	1,397,517
8,383,502	1.10%, 05/15/2048(2)(3)	430,074
1,915,000	3.18%, 02/15/2048	1,924,816

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$810,060	3.61%, 05/15/2048	$841,522
3,225,000	3.80%, 09/15/2047	3,400,272
	LB-UBS Commercial Mortgage Trust
9,062,199	5.86%, 07/15/2040(2)	9,446,717
1,312,656	6.27%, 04/15/2041(2)	1,416,669
	Lehman Brothers Small Balance Commercial
804,856	5.52%, 09/25/2030(1)(2)	819,167
	Merrill Lynch Mortgage Investors Trust
260,530	5.14%, 07/12/2038(2)	260,466
	Merrill Lynch/Countrywide Commercial Mortgage Trust
8,852,073	5.38%, 08/12/2048	9,181,087
2,285,000	5.42%, 08/12/2048	2,374,709
4,830,000	5.70%, 09/12/2049	5,110,203
6,067,757	5.81%, 06/12/2050(2)	6,405,968
	Morgan Stanley Bank of America Merrill Lynch Trust
16,306,521	1.31%, 12/15/2047(2)(3)	1,115,774
290,000	3.18%, 08/15/2045	299,220
840,000	3.53%, 12/15/2047	867,619
4,320,000	3.74%, 08/15/2047	4,539,538
1,530,000	4.06%, 02/15/2047	1,648,437
1,605,000	4.50%, 08/15/2045(1)	1,333,147
	Morgan Stanley Capital I Trust
63,971,609	0.95%, 09/15/2047(1)(2)(3)	975,183
4,920,000	3.47%, 08/11/2029(1)	5,125,931
1,460,000	5.35%, 07/15/2049(1)(2)	1,295,826
545,000	5.57%, 10/12/2052(1)(2)	547,361
375,000	5.57%, 10/12/2052(1)(2)	372,568
494,550	5.57%, 12/15/2044	521,561
10,889,000	5.69%, 04/15/2049(2)	11,360,396
4,543,967	5.81%, 12/12/2049	4,833,013
384,716	5.89%, 10/15/2042(2)	385,474
1,050,000	6.46%, 01/11/2043(1)(2)	1,083,949
	Morgan Stanley Re-Remic Trust
4,222,921	5.99%, 08/12/2045(1)(2)	4,433,860
2,276,185	5.99%, 08/15/2045(1)(2)	2,388,890
	SFAVE Commercial Mortgage Securities Trust
1,365,000	3.87%, 01/05/2035(1)(2)	1,351,953
2,580,000	4.14%, 01/05/2035(1)(2)	2,554,682
	UBS-Barclays Commercial Mortgage Trust
1,930,000	3.09%, 08/10/2049	1,982,019
4,680,000	3.19%, 03/10/2046	4,799,504
985,000	4.23%, 03/10/2046(1)(2)	815,562
	Wachovia Bank Commercial Mortgage Trust
981,258	5.31%, 11/15/2048	1,009,147
702,771	5.81%, 03/15/2042(1)(2)	702,500
	Wells Fargo Commercial Mortgage Trust
21,837,234	1.35%, 05/15/2048(2)(3)	1,681,816
6,965,000	2.92%, 10/15/2045	7,087,452
3,220,000	3.82%, 08/15/2050	3,400,095
665,000	4.24%, 05/15/2048(2)	559,774
	WF-RBS Commercial Mortgage Trust
2,410,233	2.92%, 08/15/2047	2,492,880
175,000	3.44%, 04/15/2045	183,739
7,015,000	3.68%, 08/15/2047	7,341,373
120,000	3.88%, 08/15/2046	128,462
3,850,000	4.00%, 05/15/2047	4,128,921
4,145,000	4.05%, 03/15/2047	4,463,373
550,126	4.10%, 03/15/2047	595,965
315,000	4.50%, 03/15/2048(1)(2)	295,571
550,000	4.90%, 06/15/2044(1)(2)	618,392
710,000	5.00%, 06/15/2044(1)(2)	682,097
815,000	5.00%, 04/15/2045(1)(2)	646,817
1,045,000	5.75%, 04/15/2045(1)(2)	1,072,698

		344,946,156

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Whole Loan Collateral CMO - 4.8%
	Adjustable Rate Mortgage Trust
$1,501,078	0.45%, 01/25/2036(2)	$1,249,422
974,969	0.46%, 11/25/2035(2)	887,836
1,340,050	0.69%, 01/25/2036(2)	1,160,361
	American Home Mortgage Assets Trust
1,284,947	0.38%, 09/25/2046(2)	908,182
2,177,910	1.14%, 10/25/2046(2)	1,569,407
	Banc of America Funding Corp.
308,584	0.41%, 10/20/2036(2)	238,991
754,970	0.45%, 02/20/2047(2)	615,302
5,697,286	0.52%, 05/20/2047(2)	4,721,108
7,059,814	5.77%, 05/25/2037(2)	6,340,560
316,987	5.85%, 01/25/2037	264,113
	BCAP LLC Trust
1,253,076	0.36%, 01/25/2037(2)	1,002,376
3,278,102	0.37%, 03/25/2037(2)	2,819,358
	Bear Stearns Adjustable Rate Mortgage Trust
1,034,528	2.66%, 10/25/2035(2)	1,017,404
	Bear Stearns Alt-A Trust
649,925	0.57%, 05/25/2036(2)	529,614
3,654,946	0.69%, 01/25/2036(2)	3,045,155
	Bear Stearns Mortgage Funding Trust
2,114,854	0.37%, 10/25/2036(2)	1,749,760
	CHL Mortgage Pass-Through Trust
668,698	2.50%, 03/20/2036(2)	588,832
	Connecticut Avenue Securities
610,000	2.79%, 05/25/2024(2)	547,952
760,000	2.79%, 05/25/2024(2)	670,097
2,605,000	3.09%, 07/25/2024(2)	2,363,858
4,275,000	3.19%, 07/25/2024(2)	3,866,917
1,575,000	5.09%, 11/25/2024(2)	1,579,923
	Countrywide Alternative Loan Trust
355,156	0.46%, 01/25/2036(2)	316,629
3,216,026	0.51%, 11/25/2035(2)	2,640,572
2,602,359	5.75%, 05/25/2036	2,261,733
	Countrywide Home Loans, Inc.
997,060	2.67%, 04/20/2036(2)	825,382
5,543,633	2.67%, 09/25/2047(2)	4,951,928
950,757	4.28%, 11/20/2035(2)	847,444
2,785,374	5.75%, 08/25/2037	2,626,680
	CS First Boston Mortgage Securities Corp.
3,773,777	5.50%, 06/25/2035	3,564,709
	Downey S & L Association Mortgage Loan Trust
2,407,311	1.10%, 03/19/2046(2)	1,811,297
	GMAC Mortgage Corp. Loan Trust
72,003	3.03%, 04/19/2036(2)	64,418
3,883,442	3.13%, 09/19/2035(2)	3,620,032
	GSR Mortgage Loan Trust
8,052,852	2.74%, 01/25/2036(2)	7,345,659
	HarborView Mortgage Loan Trust
3,030,064	0.41%, 01/19/2038(2)	2,556,392
8,952,203	0.46%, 12/19/2036(2)	6,110,317
1,240,197	0.92%, 01/19/2035(2)	842,623
	IndyMac Index Mortgage Loan Trust
3,910,732	0.47%, 07/25/2035(2)	3,226,096
2,248,250	0.48%, 01/25/2036(2)	1,543,536
6,390,261	0.59%, 07/25/2046(2)	3,586,125
2,141,526	2.49%, 01/25/2036(2)	1,990,349
3,393,941	2.64%, 03/25/2036(2)	2,656,342
1,524,273	2.66%, 08/25/2035(2)	1,220,552
	JP Morgan Mortgage Trust
636,670	2.60%, 04/25/2037(2)	557,530
467,408	2.65%, 05/25/2036(2)	414,768
1,096,209	2.65%, 05/25/2036(2)	992,717
2,552,536	2.76%, 09/25/2035(2)	2,433,289

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Lehman XS Trust
$2,394,188	0.40%, 07/25/2046(2)	$1,878,102
	Luminent Mortgage Trust
342,478	0.39%, 10/25/2046(2)	292,094
1,558,659	0.45%, 11/25/2035(2)	1,405,820
	Merrill Lynch Mortgage Investors Trust
133,915	2.57%, 12/25/2035(2)	127,717
1,378,322	2.63%, 07/25/2035(2)	1,117,272
	Morgan Stanley Mortgage Loan Trust
229,587	2.79%, 05/25/2036(2)	165,548
	Nomura Asset Acceptance Corp. Alternative Loan Trust
120,620	3.66%, 06/25/2036(2)	91,756
	RBSGC Mortgage Pass-Through Certificates
2,867,406	6.25%, 01/25/2037	2,619,825
	Residential Accredit Loans, Inc.
405,573	0.41%, 02/25/2046(2)	183,205
809,903	0.49%, 04/25/2036(2)	553,161
842,132	1.00%, 09/25/2046(2)	592,206
7,811,154	1.44%, 11/25/2037(2)	5,028,704
1,564,622	6.00%, 12/25/2035	1,366,487
	Residential Asset Securitization Trust
2,897,146	0.64%, 03/25/2035(2)	2,348,131
1,560,889	6.25%, 11/25/2036	1,145,995
	Sequoia Mortgage Trust
789,054	2.63%, 07/20/2037(2)	675,319
	Springleaf Mortgage Loan Trust
6,285,000	3.52%, 12/25/2065(1)(2)	6,356,592
	Structured Adjustable Rate Mortgage Loan Trust
1,453,051	0.49%, 09/25/2034(2)	1,114,055
	Structured Agency Credit Risk Debt Notes
3,405,000	1.84%, 04/25/2024	3,377,590
	WaMu Mortgage Pass-Through Certificates Trust
1,198,398	0.61%, 06/25/2044(2)	1,112,078
663,364	2.16%, 11/25/2046(2)	595,606
	Wells Fargo Commercial Mortgage Trust
46,883,000	1.35%, 09/15/2057	3,470,655
3,250,000	2.88%, 05/15/2048	2,101,398
1,685,000	3.36%, 09/15/2058	1,012,053
1,015,000	3.84%, 09/15/2058	1,068,370

		136,543,386

	Total Asset & Commercial Mortgage Backed Securities (cost $947,296,099)	952,122,579

Corporate Bonds - 34.7%
	Aerospace/Defense - 0.0%
	Triumph Group, Inc.
1,115,000	5.25%, 06/01/2022	1,025,800

	Agriculture - 0.6%
	Altria Group, Inc.
903,000	10.20%, 02/06/2039	1,459,609
	BAT International Finance plc
2,515,000	2.75%, 06/15/2020(1)	2,563,348
	Imperial Tobacco Finance plc
2,170,000	2.05%, 07/20/2018(1)	2,168,731
3,000,000	2.95%, 07/21/2020(1)	3,017,826
1,685,000	3.75%, 07/21/2022(1)	1,700,959
	Reynolds American, Inc.
4,905,000	3.25%, 06/12/2020	5,044,954

		15,955,427

	Apparel - 0.1%
	William Carter Co.
1,770,000	5.25%, 08/15/2021	1,823,100

	Auto Manufacturers - 1.4%
	Daimler Finance NA LLC
8,600,000	1.65%, 03/02/2018(1)	8,482,773

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

		Ford Motor Credit Co. LLC
	$10,305,000	1.46%, 03/27/2017	$10,246,303
	745,000	2.24%, 06/15/2018	742,830
	775,000	4.21%, 04/15/2016	787,203
	2,475,000	4.25%, 02/03/2017	2,557,539
		General Motors Financial Co., Inc.
	3,150,000	2.40%, 04/10/2018	3,125,789
	4,985,000	3.50%, 07/10/2019	5,036,550
	5,735,000	4.75%, 08/15/2017	5,952,896
		Volkswagen Group of America Finance LLC
	4,300,000	1.60%, 11/20/2017(1)	4,125,626

			41,057,509

		Auto Parts & Equipment - 0.0%
		ZF North America Capital, Inc.
	180,000	4.50%, 04/29/2022(1)	170,100
	330,000	4.75%, 04/29/2025(1)	302,363

			472,463

		Beverages - 0.1%
		Anheuser-Busch InBev Worldwide, Inc.
	2,220,000	3.75%, 07/15/2042	1,905,908

		Biotechnology - 0.4%
		Celgene Corp.
	4,410,000	4.63%, 05/15/2044	4,184,106
		Gilead Sciences, Inc.
	3,505,000	1.85%, 09/04/2018	3,529,479
	2,770,000	3.25%, 09/01/2022	2,791,720
	1,220,000	4.60%, 09/01/2035	1,221,050

			11,726,355

		Chemicals - 0.3%
		CF Industries Holdings, Inc.
	2,700,000	4.95%, 06/01/2043	2,479,510
	5,220,000	5.15%, 03/15/2034	5,028,557
		Dow Chemical Co.
	1,350,000	8.55%, 05/15/2019	1,631,970

			9,140,037

		Coal - 0.0%
		Peabody Energy Corp.
	2,385,000	6.50%, 09/15/2020	494,887

		Commercial Banks - 11.7%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	6,000,000	7.00%, 02/19/2019(2)(4)(5)	6,520,027
	$3,400,000	9.00%, 05/09/2018(2)(4)(5)	3,591,250
		Banco do Brasil S.A.
	1,040,000	6.25%, 04/15/2024(2)(4)(5)	488,800
		Banco Santander S.A.
EUR	7,400,000	6.25%, 03/12/2019(2)(4)(5)	7,793,303
	1,000,000	6.25%, 09/11/2021(2)(4)(5)	1,039,182
		Bank of America Corp.
	$4,000,000	4.00%, 01/22/2025	3,920,260
	8,235,000	4.20%, 08/26/2024	8,229,104
	1,540,000	5.00%, 01/21/2044	1,621,745
		Bank of New York Mellon Corp.
	5,805,000	2.60%, 08/17/2020	5,890,455
		Barclays Bank plc
	12,005,000	6.05%, 12/04/2017(1)	12,982,771
EUR	1,010,000	6.50%, 09/15/2019(2)(5)	1,104,659
	1,420,000	8.00%, 12/15/2020(2)(5)	1,675,960
	$3,245,000	8.25%, 12/15/2018(2)(5)	3,379,820
		BPCE S.A.
	1,500,000	4.00%, 04/15/2024	1,558,643
	1,410,000	5.15%, 07/21/2024(1)	1,433,100
	3,305,000	5.70%, 10/22/2023(1)	3,484,967

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

		Branch Banking & Trust Co.
	$10,740,000	3.63%, 09/16/2025	$10,748,689
		Capital One Financial Corp.
	3,300,000	6.15%, 09/01/2016	3,437,419
		Capital One NA
	11,400,000	1.65%, 02/05/2018	11,287,060
	2,645,000	2.35%, 08/17/2018	2,652,366
		CIT Group, Inc.
	3,063,000	5.50%, 02/15/2019(1)	3,177,862
		Citigroup, Inc.
	6,525,000	1.85%, 11/24/2017	6,540,288
	1,025,000	2.50%, 09/26/2018	1,038,611
	1,550,000	4.30%, 11/20/2026	1,534,953
	2,450,000	4.40%, 06/10/2025	2,464,051
	6,460,000	4.45%, 09/29/2027	6,425,161
	6,385,000	4.65%, 07/30/2045	6,368,693
	1,015,000	5.50%, 09/13/2025	1,103,999
	2,195,000	6.68%, 09/13/2043	2,687,830
	1,349,000	8.50%, 05/22/2019	1,628,725
		Credit Agricole S.A.
EUR	2,940,000	6.50%, 06/23/2021(2)(4)(5)	3,264,623
	$1,710,000	6.63%, 09/23/2019(1)(2)(5)	1,643,738
		Credit Suisse Group AG
EUR	1,650,000	5.75%, 09/18/2025(2)(4)	2,040,866
	$2,015,000	6.25%, 12/18/2024(1)(2)(5)	1,889,062
	1,640,000	7.88%, 02/24/2041(2)(4)	1,688,708
		Deutsche Bank AG
	5,365,000	4.50%, 04/01/2025	5,198,004
		Goldman Sachs Group, Inc.
	550,000	1.45%, 04/23/2020(2)	551,430
	2,000,000	2.38%, 01/22/2018	2,026,122
	2,785,000	2.60%, 04/23/2020	2,792,578
	2,765,000	2.75%, 09/15/2020	2,779,085
	3,490,000	5.15%, 05/22/2045	3,425,637
	3,687,000	6.00%, 06/15/2020	4,237,274
	2,655,000	6.25%, 02/01/2041	3,201,511
	4,400,000	6.45%, 05/01/2036	5,136,617
	5,710,000	6.75%, 10/01/2037	6,811,562
		HSBC Holdings plc
	5,950,000	4.25%, 08/18/2025	5,863,106
EUR	1,275,000	5.25%, 09/16/2022(2)(4)(5)	1,351,669
	$1,800,000	5.25%, 03/14/2044	1,826,339
	2,100,000	5.63%, 01/17/2020(2)(5)	2,021,250
	1,865,000	6.38%, 09/17/2024(2)(5)	1,783,406
	1,765,000	6.50%, 09/15/2037	2,067,537
	1,130,000	6.80%, 06/01/2038	1,382,471
		HSBC USA, Inc.
	1,350,000	2.75%, 08/07/2020	1,354,892
		Industrial & Commercial Bank of China Ltd.
	4,395,000	4.88%, 09/21/2025	4,323,063
		JP Morgan Chase & Co.
	1,050,000	2.60%, 01/15/2016	1,055,627
	16,260,000	4.25%, 10/01/2027	16,193,464
	3,820,000	4.35%, 08/15/2021	4,116,711
	760,000	5.60%, 07/15/2041	869,760
	9,885,000	5.63%, 08/16/2043	10,876,653
	3,500,000	6.00%, 01/15/2018	3,824,369
		KBC Groep N.V.
EUR	1,290,000	5.63%, 03/19/2019(2)(4)(5)	1,405,409
		Lloyds Banking Group plc
	4,115,000	6.38%, 06/27/2020(2)(4)(5)	4,708,132
GBP	2,345,000	7.00%, 06/27/2019(2)(4)(5)	3,502,714
		Merrill Lynch & Co., Inc.
	$3,006,000	5.70%, 05/02/2017	3,172,376
	10,420,000	6.05%, 05/16/2016	10,717,731
	4,905,000	7.75%, 05/14/2038	6,706,656

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

		Morgan Stanley
	$6,575,000	3.95%, 04/23/2027	$6,332,238
	3,275,000	4.00%, 07/23/2025	3,347,027
	4,270,000	4.30%, 01/27/2045	4,058,114
	2,915,000	4.35%, 09/08/2026	2,930,001
	500,000	4.88%, 11/01/2022	532,714
	5,925,000	5.55%, 04/27/2017	6,287,533
	6,000,000	6.25%, 08/28/2017	6,510,726
	1,600,000	7.30%, 05/13/2019	1,868,210
		PNC Bank NA
	1,574,000	6.88%, 04/01/2018	1,756,302
		Royal Bank of Scotland Group plc
	1,335,000	5.13%, 05/28/2024	1,345,604
	1,815,000	6.13%, 12/15/2022	1,964,208
	4,270,000	7.50%, 08/10/2020(2)(5)	4,260,649
	910,000	8.00%, 08/10/2025(2)(5)	916,825
		Santander UK Group Holdings plc
	3,610,000	4.75%, 09/15/2025	3,579,799
		Societe Generale S.A.
	5,785,000	8.25%, 11/29/2018(2)(4)(5)	6,021,896
		Standard Chartered plc
	1,800,000	6.50%, 04/02/2020(1)(2)(5)	1,674,439
		Sumitomo Mitsui Financial Group, Inc.
	345,000	4.44%, 04/02/2024(1)	355,452
		SunTrust Banks, Inc.
	4,795,000	3.50%, 01/20/2017	4,912,712
		UBS AG
	1,600,000	7.63%, 08/17/2022	1,840,779
		Wells Fargo & Co.
	3,450,000	2.60%, 07/22/2020	3,484,800
	2,230,000	3.00%, 02/19/2025	2,145,748
	4,455,000	4.10%, 06/03/2026	4,494,351
	74,000	5.38%, 11/02/2043	81,498
	5,270,000	5.61%, 01/15/2044	5,895,380

			338,216,910

		Commercial Services - 0.2%
		ADT Corp.
	2,045,000	6.25%, 10/15/2021	2,108,906
		Cardtronics, Inc.
	1,430,000	5.13%, 08/01/2022	1,372,800
		United Rentals North America, Inc.
	470,000	4.63%, 07/15/2023	455,313
	600,000	5.50%, 07/15/2025	561,000

			4,498,019

		Construction Materials - 0.3%
		Building Materials Corp. of America
	1,130,000	5.38%, 11/15/2024(1)	1,115,875
	930,000	6.00%, 10/15/2025(1)(6)	939,300
	219,000	6.75%, 05/01/2021(1)	233,235
		Cemex S.A.B. de C.V.
EUR	730,000	4.38%, 03/05/2023(1)	734,132
	945,000	4.38%, 03/05/2023(4)	950,348
		CRH America, Inc.
	$3,000,000	5.13%, 05/18/2045(1)	2,980,857
		Norbord, Inc.
	1,015,000	6.25%, 04/15/2023(1)	992,797
		USG Corp.
	35,000	5.50%, 03/01/2025(1)	34,912
		West China Cement Ltd.
	323,000	6.50%, 09/11/2019(4)	314,922

			8,296,378

		Diversified Financial Services - 0.7%
		Aircastle Ltd.
	255,000	5.50%, 02/15/2022	257,550

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Bear Stearns & Co., Inc.
$3,992,000	5.55%, 01/22/2017	$4,192,378
	General Electric Capital Corp.
1,050,000	5.30%, 02/11/2021	1,207,825
535,000	5.88%, 01/14/2038	667,187
3,900,000	6.25%, 12/15/2022(2)(5)	4,231,500
1,355,000	6.88%, 01/10/2039	1,897,157
	Intercorp Peru Ltd.
335,000	5.88%, 02/12/2025(1)	318,250
	International Lease Finance Corp.
3,920,000	5.88%, 04/01/2019	4,121,880
1,620,000	6.75%, 09/01/2016(1)	1,676,700
	Navient Corp.
1,590,000	5.50%, 01/15/2019	1,477,706
1,005,000	7.25%, 01/25/2022	879,375

		20,927,508

	Electric - 0.4%
	AES Corp.
460,000	5.50%, 03/15/2024	407,790
	Duke Energy Carolinas LLC
2,460,000	4.25%, 12/15/2041	2,506,430
	Duke Energy Progress LLC
3,015,000	4.38%, 03/30/2044	3,137,276
	Exelon Corp.
3,070,000	2.85%, 06/15/2020	3,096,887
	Pacific Gas & Electric Co.
1,100,000	8.25%, 10/15/2018	1,304,122

		10,452,505

	Electrical Components & Equipment - 0.0%
	EnerSys
945,000	5.00%, 04/30/2023(1)	916,650

	Engineering & Construction - 0.5%
	SBA Tower Trust
5,620,000	2.93%, 12/15/2042(1)	5,705,817
7,645,000	3.60%, 04/15/2043(1)	7,678,577

		13,384,394

	Environmental Control - 0.1%
	Clean Harbors, Inc.
345,000	5.13%, 06/01/2021	346,725
1,385,000	5.25%, 08/01/2020	1,398,850

		1,745,575

	Food - 0.4%
	Kraft Heinz Foods Co.
7,100,000	2.00%, 07/02/2018(1)	7,109,890
3,360,000	2.80%, 07/02/2020(1)	3,382,015
	Minerva Luxembourg S.A.
1,645,000	7.75%, 01/31/2023(1)	1,439,375

		11,931,280

	Forest Products & Paper - 0.1%
	Cascades, Inc.
335,000	5.50%, 07/15/2022(1)	318,250
560,000	5.75%, 07/15/2023(1)	534,800
	Clearwater Paper Corp.
1,415,000	5.38%, 02/01/2025(1)	1,344,250

		2,197,300

	Gas - 0.0%
	Southern Star Central Corp.
160,000	5.13%, 07/15/2022(1)	153,600

	Healthcare-Products - 0.8%
	Danaher Corp.
1,930,000	2.40%, 09/15/2020	1,947,968

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$1,060,000	3.35%, 09/15/2025	$1,081,276
	Hologic, Inc.
280,000	5.25%, 07/15/2022(1)	282,800
	Medtronic, Inc.
4,595,000	2.50%, 03/15/2020	4,656,890
2,205,000	3.15%, 03/15/2022	2,236,505
3,500,000	4.38%, 03/15/2035	3,538,126
2,350,000	4.63%, 03/15/2045	2,423,078
	Zimmer Biomet Holdings, Inc.
5,495,000	1.45%, 04/01/2017	5,483,961

		21,650,604

	Healthcare-Services - 1.3%
	Anthem, Inc.
6,600,000	3.50%, 08/15/2024	6,533,347
2,450,000	4.63%, 05/15/2042	2,414,051
	Community Health Systems, Inc.
805,000	5.13%, 08/01/2021	819,088
	HCA, Inc.
3,660,000	6.50%, 02/15/2020	3,989,400
	Roche Holdings, Inc.
4,045,000	3.35%, 09/30/2024(1)	4,136,987
	Tenet Healthcare Corp.
3,695,000	6.00%, 10/01/2020	3,898,225
	UnitedHealth Group, Inc.
3,335,000	1.40%, 10/15/2017	3,353,739
3,660,000	1.90%, 07/16/2018	3,697,951
2,775,000	3.35%, 07/15/2022	2,864,075
2,550,000	3.75%, 07/15/2025	2,635,774
925,000	4.75%, 07/15/2045	976,443
	Wellcare Health Plans, Inc.
825,000	5.75%, 11/15/2020	858,000

		36,177,080

	Holding Companies-Diversified - 0.2%
	Hutchison Whampoa International Ltd.
6,400,000	2.00%, 11/08/2017(1)	6,423,936

	Home Builders - 0.1%
	Agile Property Holdings Ltd. (4)
920,000	8.88%, 04/28/2017	924,600
	Lennar Corp.
1,805,000	4.50%, 06/15/2019	1,824,855
	Meritage Homes Corp.
1,050,000	6.00%, 06/01/2025	1,055,250

		3,804,705

	Home Furnishings - 0.0%
	Tempur Sealy International, Inc.
320,000	5.63%, 10/15/2023	321,200

	Insurance - 0.6%
	American International Group, Inc.
480,000	4.50%, 07/16/2044	471,311
3,305,000	4.70%, 07/10/2035	3,406,748
	CNO Financial Group, Inc.
55,000	4.50%, 05/30/2020	56,100
240,000	5.25%, 05/30/2025	243,600
	Marsh & McLennan Cos., Inc.
1,140,000	2.55%, 10/15/2018	1,165,342
2,070,000	3.50%, 03/10/2025	2,068,276
	Massachusetts Mutual Life Insurance Co.
2,333,000	8.88%, 06/01/2039(1)	3,460,098
	Nationwide Mutual Insurance Co.
3,830,000	9.38%, 08/15/2039(1)	5,801,063
	Pacific Life Insurance Co.
325,000	9.25%, 06/15/2039(1)	484,468

		17,157,006

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Internet - 0.1%
	Alibaba Group Holding Ltd.
$3,040,000	3.13%, 11/28/2021(4)	$2,919,409

	Iron/Steel - 0.1%
	ArcelorMittal
800,000	5.13%, 06/01/2020	724,080
320,000	6.13%, 06/01/2025	259,200
	Steel Dynamics, Inc.
240,000	5.13%, 10/01/2021	227,400
255,000	5.50%, 10/01/2024	233,803
	United States Steel Corp.
1,265,000	7.38%, 04/01/2020	1,005,675

		2,450,158

	IT Services - 0.1%
	Apple, Inc.
2,825,000	3.45%, 02/09/2045	2,391,586

	Lodging - 0.0%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
875,000	5.38%, 03/15/2022	806,094

	Machinery - Construction & Mining - 0.0%
	Oshkosh Corp.
525,000	5.38%, 03/01/2025	522,375

	Machinery-Diversified - 0.0%
	Case New Holland Industrial, Inc.
1,301,000	7.88%, 12/01/2017	1,372,555

	Media - 2.5%
	21st Century Fox America, Inc.
3,500,000	6.15%, 03/01/2037	3,957,849
1,175,000	6.20%, 12/15/2034	1,342,822
1,955,000	8.00%, 10/17/2016	2,089,635
	CCO Holdings LLC
80,000	5.13%, 02/15/2023	73,800
65,000	5.25%, 09/30/2022	60,937
385,000	5.75%, 09/01/2023	369,119
	CCO Safari II LLC
3,345,000	3.58%, 07/23/2020(1)	3,320,361
2,250,000	4.46%, 07/23/2022(1)	2,251,188
5,390,000	4.91%, 07/23/2025(1)	5,364,144
6,105,000	6.48%, 10/23/2045(1)	6,159,029
	Comcast Corp.
2,745,000	4.75%, 03/01/2044	2,864,155
425,000	5.70%, 07/01/2019	481,414
	Cox Communications, Inc.
925,000	3.25%, 12/15/2022(1)	878,792
2,115,000	3.85%, 02/01/2025(1)	2,003,461
	DIRECTV Holdings LLC
2,225,000	5.00%, 03/01/2021	2,425,128
	DISH DBS Corp.
860,000	5.88%, 11/15/2024	730,462
1,785,000	7.88%, 09/01/2019	1,871,269
	Liberty Interactive LLC
1,720,000	8.25%, 02/01/2030	1,771,600
	NBC Universal Media LLC
1,715,000	5.95%, 04/01/2041	2,052,692
	Numericable-SFR SAS
645,000	4.88%, 05/15/2019(1)	624,037
	Sky plc
1,395,000	2.63%, 09/16/2019(1)	1,403,754
3,130,000	3.13%, 11/26/2022(1)	3,034,876
	TEGNA, Inc.
4,005,000	5.13%, 10/15/2019	4,065,075
565,000	5.13%, 07/15/2020	576,300
	Time Warner Cable, Inc.
2,110,000	4.50%, 09/15/2042	1,668,215

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	$1,350,000	8.75%, 02/14/2019	$1,585,389
		Time Warner Entertainment Co., L.P.
	80,000	8.38%, 03/15/2023	97,978
	8,175,000	8.38%, 07/15/2033	9,481,978
		Time Warner, Inc.
	2,475,000	3.60%, 07/15/2025	2,423,520
	2,725,000	6.10%, 07/15/2040	3,078,190
	1,900,000	6.50%, 11/15/2036	2,207,695
		Unitymedia Hessen GmbH & Co.
	650,000	5.50%, 01/15/2023(1)	649,187

			70,964,051

		Mining - 0.5%
		Corp. Nacional del Cobre de Chile
	8,195,000	4.50%, 09/16/2025(1)	7,872,314
		FMG Resources August 2006 Pty Ltd.
	1,380,000	6.88%, 04/01/2022(1)	890,100
		Freeport-McMoRan, Inc.
	2,445,000	4.00%, 11/14/2021	1,907,100
		Southern Copper Corp.
	1,175,000	5.25%, 11/08/2042	888,876
	2,065,000	5.88%, 04/23/2045	1,676,470
		Vedanta Resources plc
	1,545,000	8.25%, 06/07/2021(4)	1,082,149

			14,317,009

		Oil & Gas - 2.1%
		Anadarko Petroleum Corp.
	2,590,000	6.38%, 09/15/2017	2,794,947
		Antero Resources Corp.
	435,000	5.63%, 06/01/2023(1)	381,713
		BP Capital Markets plc
	1,760,000	2.52%, 01/15/2020	1,783,896
		Cenovus Energy, Inc.
	2,515,000	5.20%, 09/15/2043	2,194,252
		CNPC General Capital
	6,110,000	1.45%, 04/16/2016(1)	6,108,656
		ConocoPhillips Co.
	2,695,000	3.35%, 11/15/2024	2,632,794
	1,075,000	3.35%, 05/15/2025	1,047,549
		Continental Resources, Inc.
	1,465,000	5.00%, 09/15/2022	1,281,875
		Ecopetrol S.A.
	3,225,000	5.88%, 05/28/2045	2,459,062
		EnCana Corp.
	4,850,000	6.50%, 05/15/2019	5,318,471
		Harvest Operations Corp.
	1,695,000	6.88%, 10/01/2017	1,457,700
		Hess Corp.
	1,145,000	5.60%, 02/15/2041	1,067,021
		Kerr-McGee Corp.
	3,550,000	6.95%, 07/01/2024	4,155,768
		Marathon Oil Corp.
	3,070,000	2.70%, 06/01/2020	2,974,962
		Nexen Energy ULC
	2,050,000	6.40%, 05/15/2037	2,411,087
		Pemex Project Funding Master Trust
	4,105,000	6.63%, 06/15/2035	3,848,437
		Petrobras Global Finance B.V.
GBP	2,275,000	5.38%, 10/01/2029	2,093,660
	$3,230,000	6.75%, 01/27/2041	2,107,575
		Petroleos de Venezuela S.A.
	3,770,000	9.75%, 05/17/2035(4)	1,366,625
		Petroleos Mexicanos
	445,000	3.50%, 07/23/2020(1)	431,850
MXN	70,000,000	7.47%, 11/12/2026	3,809,546
		Pioneer Natural Resources Co.

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$660,000	6.65%, 03/15/2017	$698,968
2,090,000	7.50%, 01/15/2020	2,403,187
	QEP Resources, Inc.
10,000	5.25%, 05/01/2023	8,360
45,000	5.38%, 10/01/2022	38,250
55,000	6.80%, 03/01/2020	52,250
	SM Energy Co.
255,000	6.13%, 11/15/2022	236,130
	Statoil ASA
550,000	3.70%, 03/01/2024	565,234
3,400,000	3.95%, 05/15/2043	3,174,284
	Tesoro Corp.
250,000	5.13%, 04/01/2024	245,000
	WPX Energy, Inc.
190,000	5.25%, 09/15/2024	152,950
	Zhaikmunai LLP
1,365,000	7.13%, 11/13/2019(4)	1,092,000

		60,394,059

	Oil & Gas Services - 0.1%
	Plains Exploration & Production Co.
1,150,000	6.63%, 05/01/2021	1,012,000
712,000	6.88%, 02/15/2023	629,942

		1,641,942

	Packaging & Containers - 0.1%
	Graphic Packaging International, Inc.
1,020,000	4.88%, 11/15/2022	1,017,450
	Owens-Brockway Glass Container, Inc.
505,000	5.88%, 08/15/2023(1)	508,156

		1,525,606

	Pharmaceuticals - 1.4%
	AbbVie, Inc.
5,000,000	1.80%, 05/14/2018	4,986,120
2,400,000	4.50%, 05/14/2035	2,316,732
	Actavis Funding SCS
11,330,000	2.35%, 03/12/2018	11,375,082
7,870,000	3.00%, 03/12/2020	7,876,894
1,805,000	4.75%, 03/15/2045	1,638,857
	Cardinal Health, Inc.
1,350,000	1.95%, 06/15/2018	1,351,453
5,900,000	3.50%, 11/15/2024	5,897,239
	EMD Finance LLC
3,525,000	2.95%, 03/19/2022(1)	3,483,052
	Perrigo Co. plc
1,770,000	1.30%, 11/08/2016	1,756,681
	Quintiles Transnational Corp.
395,000	4.88%, 05/15/2023(1)	391,050

		41,073,160

	Pipelines - 1.1%
	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
430,000	6.25%, 04/01/2023(1)	365,500
	DCP Midstream LLC
120,000	5.35%, 03/15/2020(1)	116,262
145,000	9.75%, 03/15/2019(1)	162,423
	DCP Midstream Operating L.P.
226,000	4.95%, 04/01/2022	203,419
215,000	5.60%, 04/01/2044	174,014
	Energy Transfer Equity L.P.
3,137,000	7.50%, 10/15/2020	3,121,315
	Energy Transfer Partners L.P.
435,000	4.75%, 01/15/2026	400,237
9,305,000	5.95%, 10/01/2043	8,223,861

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Kinder Morgan Energy Partners L.P.
$3,510,000	5.50%, 03/01/2044	$2,945,999
	Kinder Morgan, Inc.
3,500,000	5.05%, 02/15/2046	2,777,061
	MarkWest Energy Partners L.P.
480,000	4.88%, 12/01/2024	439,200
495,000	4.88%, 06/01/2025	455,301
	Regency Energy Partners L.P.
1,575,000	5.88%, 03/01/2022	1,614,013
	Sunoco Logistics Partners Operations L.P.
2,155,000	4.25%, 04/01/2024	1,960,139
	Tesoro Logistics L.P.
605,000	5.50%, 10/15/2019(1)	592,900
905,000	6.25%, 10/15/2022(1)	882,375
	Williams Partners L.P.
6,110,000	3.60%, 03/15/2022	5,641,003
3,015,000	4.30%, 03/04/2024	2,735,458

		32,810,480

	Real Estate - 0.2%
	ProLogis L.P.
6,685,000	3.35%, 02/01/2021	6,776,317

	Real Estate Investment Trusts - 1.3%
	American Tower Corp.
3,415,000	3.40%, 02/15/2019	3,515,316
1,760,000	4.50%, 01/15/2018	1,851,439
	Brandywine Operating Partnership L.P.
4,700,000	3.95%, 02/15/2023	4,638,773
	Duke Realty L.P.
3,100,000	3.63%, 04/15/2023	3,058,438
1,480,000	3.75%, 12/01/2024	1,456,421
	HCP, Inc.
3,100,000	4.00%, 06/01/2025	3,037,197
2,810,000	4.25%, 11/15/2023	2,828,116
	Kimco Realty Corp.
3,610,000	3.13%, 06/01/2023	3,503,646
	Liberty Property L.P.
2,165,000	3.38%, 06/15/2023	2,106,270
1,430,000	4.13%, 06/15/2022	1,465,139
	Realty Income Corp.
2,766,000	3.25%, 10/15/2022	2,701,345
	UDR, Inc.
1,245,000	3.70%, 10/01/2020	1,302,023
	Ventas Realty L.P.
1,275,000	3.25%, 08/15/2022	1,248,548
	Welltower, Inc.
5,400,000	4.50%, 01/15/2024	5,647,730

		38,360,401

	Retail - 1.0%
	CVS Health Corp.
7,185,000	2.80%, 07/20/2020	7,299,989
5,525,000	3.88%, 07/20/2025	5,695,214
455,000	4.88%, 07/20/2035	477,418
3,800,000	5.13%, 07/20/2045	4,084,821
1,698,059	8.35%, 07/10/2031(1)	2,186,330
	Dollar Tree, Inc.
550,000	5.75%, 03/01/2023(1)	570,625
	Group 1 Automotive, Inc.
600,000	5.00%, 06/01/2022	591,000
	Home Depot, Inc.
2,550,000	2.63%, 06/01/2022	2,548,896
265,000	4.20%, 04/01/2043	267,619
2,750,000	4.25%, 04/01/2046	2,769,778
	Lowe’s Cos., Inc.
1,970,000	3.38%, 09/15/2025	1,990,384

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	$725,000	4.38%, 09/15/2045	$733,373

			29,215,447

		Savings & Loans - 0.3%
		Nationwide Building Society
	1,025,000	2.35%, 01/21/2020(1)	1,026,862
GBP	4,235,000	6.88%, 06/20/2019(2)(4)(5)	6,269,715

			7,296,577

		Semiconductors - 0.3%
		NXP B.V. / NXP Funding LLC
	$420,000	4.13%, 06/15/2020(1)	421,050
	500,000	4.63%, 06/15/2022(1)	496,250
		QUALCOMM, Inc.
	4,475,000	3.45%, 05/20/2025	4,225,635
		Sensata Technologies B.V.
	525,000	5.00%, 10/01/2025(1)	492,844
		TSMC Global Ltd.
	3,561,000	1.63%, 04/03/2018(1)	3,528,716

			9,164,495

		Software - 0.8%
		Activision Blizzard, Inc.
	3,915,000	5.63%, 09/15/2021(1)	4,120,537
		Audatex North America, Inc.
	1,850,000	6.00%, 06/15/2021(1)	1,853,682
		First Data Corp.
	1,180,000	5.38%, 08/15/2023(1)	1,168,200
	162,000	6.75%, 11/01/2020(1)	169,290
		Hewlett Packard Enterprise Co.
	4,330,000	2.45%, 10/05/2017	4,327,575
	4,330,000	2.85%, 10/05/2018	4,324,458
		MSCI, Inc.
	340,000	5.25%, 11/15/2024(1)	343,400
	330,000	5.75%, 08/15/2025(1)	332,475
		Open Text Corp.
	350,000	5.63%, 01/15/2023(1)	347,156
		Oracle Corp.
	5,310,000	2.50%, 05/15/2022	5,232,777

			22,219,550

		Sovereign - 0.1%
		Export-Import Bank of China
	4,400,000	2.85%, 09/16/2020	4,373,494

		Telecommunications - 1.7%
		Altice Financing S.A.
	345,000	6.63%, 02/15/2023(1)	331,847
		AT&T, Inc.
	1,245,000	4.50%, 05/15/2035	1,138,946
	3,095,000	4.75%, 05/15/2046	2,835,939
	205,000	5.80%, 02/15/2019	227,950
		CommScope, Inc.
	610,000	4.38%, 06/15/2020(1)	605,425
		Digicel Group Ltd.
	3,005,000	7.13%, 04/01/2022(4)	2,591,812
		Frontier Communications Corp.
	370,000	10.50%, 09/15/2022(1)	360,750
		GTP Acquisition Partners I LLC
	7,400,000	3.48%, 06/15/2050(1)	7,401,776
		Inmarsat Finance plc
	890,000	4.88%, 05/15/2022(1)	865,525
		Sprint Communications, Inc.
	2,370,000	7.00%, 03/01/2020(1)	2,370,000
	1,766,000	9.00%, 11/15/2018(1)	1,853,064
		T-Mobile USA, Inc.
	1,995,000	6.46%, 04/28/2019	2,029,913
	860,000	6.63%, 04/28/2021	862,150

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

		Verizon Communications, Inc.
	$1,631,000	2.63%, 02/21/2020	$1,635,839
	6,623,000	4.27%, 01/15/2036	6,006,306
	3,185,000	4.40%, 11/01/2034	2,963,509
	6,501,000	4.52%, 09/15/2048	5,713,001
	8,814,000	4.67%, 03/15/2055	7,589,735
		Wind Acquisition Finance S.A.
	1,240,000	4.75%, 07/15/2020(1)	1,227,600

			48,611,087

		Transportation - 0.6%
		Canadian Pacific Railway Co.
	1,180,000	9.45%, 08/01/2021	1,576,352
		Kansas City Southern de Mexico S.A. de C.V.
	6,100,000	3.00%, 05/15/2023	5,901,866
		Penske Truck Leasing Co.
	970,000	2.50%, 06/15/2019(1)	965,334
	5,925,000	2.88%, 07/17/2018(1)	6,005,977
	1,490,000	4.88%, 07/11/2022(1)	1,583,347
		Ryder System, Inc.
	1,860,000	2.55%, 06/01/2019	1,864,477

			17,897,353

		Total Corporate Bonds (cost $1,022,012,550)	998,959,341

Foreign Government Obligations - 2.8%
		Brazil - 0.2%
		Brazil Notas do Tesouro Nacional Series B
BRL	14,853,413	6.00%, 08/15/2016(7)	3,721,680
	12,214,839	6.00%, 05/15/2019(7)	2,943,460

			6,665,140

		Colombia - 0.1%
		Colombian TES
COP	7,421,466,195	3.00%, 03/25/2033(7)	2,014,144
	3,468,276,148	3.50%, 03/10/2021(7)	1,137,413

			3,151,557

		Costa Rica - 0.1%
		Costa Rica Government International Bond
CRC	756,700,000	9.20%, 03/27/2019(1)	1,477,180

		Dominican Republic - 0.1%
		Dominican Republic International Bond
	$2,990,000	5.50%, 01/27/2025(1)	2,885,350

		Hungary - 0.0%
		Hungary Government Bond
HUF	137,490,000	5.50%, 06/24/2025	576,467

		Jamaica - 0.1%
		Jamaica Government International Bond
	$2,740,000	6.75%, 04/28/2028	2,753,700

		Kazakhstan - 0.1%
		Kazakhstan Government International Bond
	2,985,000	5.13%, 07/21/2025(1)	2,873,659

		Malaysia - 0.1%
		Malaysia Government Bond
MYR	8,670,000	3.49%, 03/31/2020	1,948,263

		Mexico - 0.5%
		Bonos de Desarrollo del Gobierno Federal
MXN	149,127,600	3.05%, 05/28/2020(2)	8,733,521
		Mexican Bonos
	37,392,300	10.00%, 12/05/2024	2,817,662
		Mexico Government International Bond
EUR	1,845,000	3.00%, 03/06/2045	1,693,091

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

GBP	1,390,000	5.63%, 03/19/2114	$2,018,876

			15,263,150

		Nigeria - 0.0%
		Nigeria Government Bond
NGN	146,315,000	12.15%, 07/18/2034	597,714

		Peru - 0.1%
		Peruvian Government International Bond
	$1,635,000	4.13%, 08/25/2027	1,602,300

		Poland - 0.1%
		Poland Government Bond
PLN	12,847,000	3.25%, 07/25/2025	3,498,093

		Romania - 0.0%
		Romania Government Bond
RON	2,030,000	5.85%, 04/26/2023	593,804

		Russia - 0.2%
		Russian Federal Bond - OFZ
RUB	61,940,000	7.50%, 02/27/2019	855,916
		Russian Foreign Bond - Eurobond
	415,000,000	7.85%, 03/10/2018(4)	5,921,039

			6,776,955

		South Africa - 0.2%
		South Africa Government Bond
ZAR	44,965,000	7.75%, 02/28/2023	3,145,619
	43,810,000	8.50%, 01/31/2037	2,994,425

			6,140,044

		Thailand - 0.1%
		Thailand Government Bond
THB	56,979,000	3.85%, 12/12/2025	1,712,888

		Tunisia - 0.1%
		Banque Centrale de Tunisie S.A.
	$2,975,000	5.75%, 01/30/2025(4)	2,833,688

		Turkey - 0.4%
		Turkey Government Bond
TRY	23,664,935	2.50%, 05/04/2016(7)	7,759,705
		Turkey Government International Bond
	$3,235,000	4.88%, 04/16/2043	2,693,138

			10,452,843

		Uruguay - 0.3%
		Uruguay Government International Bond
UYU	96,973,348	3.70%, 06/26/2037(7)	2,234,639
	157,612,463	4.25%, 04/05/2027(7)	4,412,607
	34,897,196	4.38%, 12/15/2028(7)	963,799

			7,611,045

		Total Foreign Government Obligations (cost $89,870,425)	79,413,840

Municipal Bonds - 1.1%
		Development - 0.1%
		State of California
	$790,000	7.60%, 11/01/2040	1,156,157
	175,000	7.63%, 03/01/2040	251,104

			1,407,261

		General - 0.3%
		Chicago Transit Auth.
	4,515,000	6.90%, 12/01/2040	5,058,183
		Puerto Rico Commonwealth Gov’t Employees Retirement System
	3,325,000	6.15%, 07/01/2038	1,030,750
	1,575,000	6.20%, 07/01/2039	488,250
	7,965,000	6.30%, 07/01/2043	2,469,150

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$1,995,000	6.55%, 07/01/2058	$618,450

		9,664,783

	General Obligation - 0.4%
	California State GO, Taxable
6,650,000	7.55%, 04/01/2039	9,578,660
	Illinois State, GO
2,300,000	5.10%, 06/01/2033	2,154,640

		11,733,300

	Higher Education - 0.2%
	University of California
5,580,000	4.60%, 05/15/2031	5,982,039

	Utility - Electric - 0.1%
	Municipal Elec Auth Georgia
1,485,000	6.64%, 04/01/2057	1,740,643

	Total Municipal Bonds (cost $33,862,178)	30,528,026

Senior Floating Rate Interests - 5.9%(8)
	Advertising - 0.0%
	Acosta Holdco, Inc.
977,625	4.25%, 09/26/2021	960,516

	Aerospace/Defense - 0.1%
	BE Aerospace, Inc.
1,759,091	4.00%, 12/16/2021	1,758,545
	DigitalGlobe, Inc.
525,428	3.75%, 01/31/2020	522,144
	Transdigm, Inc.
995,240	3.50%, 05/14/2022	978,859

		3,259,548

	Agriculture - 0.0%
	Pinnacle Operating Corp.
724,818	4.75%, 11/15/2018	718,476

	Airlines - 0.0%
	Delta Air Lines, Inc.
943,325	3.25%, 10/18/2018	940,967

	Auto Manufacturers - 0.2%
	Chrysler Group LLC
1,519,356	3.25%, 12/31/2018	1,504,163
2,641,534	3.50%, 05/24/2017	2,627,006
	Jaguar Holding Company II
528,675	4.25%, 08/18/2022	521,902

		4,653,071

	Auto Parts & Equipment - 0.1%
	Affinia Group Intermediate Holdings, Inc.
535,867	5.06%, 04/27/2020	534,527
	CS Intermediate Holdco 2 LLC
770,250	4.00%, 04/04/2021	764,473
	MPG Holdco I, Inc.
543,615	3.75%, 10/20/2021	539,652
	Tower Automotive Holdings USA LLC
1,631,650	4.00%, 04/23/2020	1,594,938

		3,433,590

	Chemicals - 0.2%
	AIlnex (Luxembourg) & Cy SCA
469,644	4.50%, 10/03/2019	468,470
	AIlnex USA, Inc.
243,676	4.50%, 10/03/2019	243,067
	Chemours Co.
1,152,113	3.75%, 05/12/2022	1,008,099
	Ineos U.S. Finance LLC
3,444,525	3.75%, 05/04/2018	3,363,337
233,824	4.25%, 03/31/2022	226,517

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Nexeo Solutions LLC
$635,350	5.00%, 09/08/2017	$605,171
	Univar, Inc.
683,556	4.25%, 07/01/2022	669,776

		6,584,437

	Coal - 0.1%
	American Energy - Marcellus LLC
540,000	5.25%, 08/04/2020	303,750
	Arch Coal, Inc.
3,748,215	6.25%, 05/16/2018	2,108,371

		2,412,121

	Commercial Services - 0.1%
	Interactive Data Corp.
834,438	4.75%, 05/02/2021	831,050
	Moneygram International, Inc.
991,689	4.25%, 03/27/2020	933,011
	ON Assignment, Inc.
676,315	3.75%, 06/05/2022	675,186
	ServiceMaster Co.
1,266,080	4.25%, 07/01/2021	1,263,307

		3,702,554

	Distribution/Wholesale - 0.0%
	ABC Supply Co., Inc.
921,200	3.50%, 04/16/2020	912,753

	Diversified Financial Services - 0.1%
	Delos Finance S.a.r.l.
765,000	3.50%, 03/06/2021	762,131
	TransFirst, Inc.
292,789	4.75%, 11/12/2021	291,876
	Walter Investment Management Corp.
1,084,426	4.75%, 12/19/2020	1,001,283

		2,055,290

	Electric - 0.2%
	Calpine Corp.
1,370,502	3.25%, 01/31/2022	1,334,033
	Chief Exploration & Development LLC
625,000	7.50%, 05/12/2021	513,281
	Energy Future Intermediate Holding Co. LLC
600,000	4.25%, 06/19/2016	597,750
	Seadrill Partners Finco LLC
2,133,638	4.00%, 02/21/2021	1,287,288
	Star West Generation LLC
2,045,436	4.25%, 03/13/2020	2,030,095
	Texas Competitive Electric Holdings Co. LLC
800,000	4.68%, 10/10/2017	304,904

		6,067,351

	Electronics - 0.1%
	CDW LLC
2,817,770	3.25%, 04/29/2020	2,790,100

	Entertainment - 0.0%
	Scientific Games Corp.
580,613	6.00%, 10/01/2021	572,536

	Food - 0.2%
	Albertson’s Holdings LLC
799,105	5.50%, 08/25/2021	798,609
	Aramark Services, Inc.
1,002,231	3.25%, 02/24/2021	997,852
	Hostess Brands LLC
460,000	4.50%, 08/03/2022	460,138
	JBS USA LLC
1,105,000	1.50%, 08/06/2022	1,104,525

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Roundy’s Supermarkets, Inc.
$623,547	5.75%, 03/03/2021	$543,003
	U.S. Foods, Inc.
1,127,032	4.50%, 03/31/2019	1,125,015

		5,029,142

	Food Service - 0.0%
	Hearthside Food Solutions
592,500	4.50%, 06/02/2021	588,056

	Forest Products & Paper - 0.0%
	Wilsonart LLC
836,705	4.00%, 10/31/2019	825,200

	Healthcare-Products - 0.1%
	Mallinckrodt International Finance S.A.
1,502,125	3.25%, 03/19/2021	1,472,082
	Sterigenics-Nordion Holdings LLC
435,000	4.25%, 05/15/2022	431,468

		1,903,550

	Healthcare-Services - 0.4%
	American Renal Holdings, Inc.
1,179,242	4.50%, 09/20/2019	1,167,450
	Catalent Pharma Solutions, Inc.
202,438	4.25%, 05/20/2021	202,185
	Community Health Systems, Inc.
1,691,500	3.58%, 12/31/2018	1,688,235
492,520	3.75%, 12/31/2019	491,442
906,224	4.00%, 01/27/2021	905,998
	DaVita HealthCare Partners, Inc.
1,821,938	3.50%, 06/24/2021	1,817,000
	HCA, Inc.
2,141,300	3.08%, 05/01/2018	2,138,366
	Healogics, Inc.
371,250	5.25%, 07/01/2021	368,930
	IMS Health, Inc.
1,011,203	3.50%, 03/17/2021	1,005,520
	Opal Acquisition, Inc.
429,335	5.00%, 11/27/2020	419,890
	Ortho-Clinical Diagnostics, Inc.
1,589,875	4.75%, 06/30/2021	1,558,077
	Surgery Center Holdings, Inc.
516,100	5.25%, 11/03/2020	515,615

		12,278,708

	Home Furnishings - 0.0%
	Tempur-Pedic International, Inc.
68,235	3.50%, 03/18/2020	68,192

	Insurance - 0.5%
	Asurion LLC
598,162	5.00%, 05/24/2019	569,600
1,816,029	5.00%, 08/04/2022	1,713,023
1,870,000	8.50%, 03/03/2021	1,675,520
	CGSC of Delaware Holdings Corp.
796,663	5.00%, 04/16/2020	724,963
	Evertec Group LLC
4,615,733	3.25%, 04/17/2020	4,457,090
	National Financial Partners Corp.
414,211	4.50%, 07/01/2020	406,962
	Sedgwick Claims Management Services, Inc.
3,699,897	3.75%, 03/01/2021	3,638,627
1,250,000	6.75%, 02/28/2022	1,171,875
	USI, Inc.
1,077,295	4.25%, 12/27/2019	1,064,723

		15,422,383

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Internet - 0.1%
	Lands’ End, Inc.
$733,328	4.25%, 04/04/2021	$678,328
	Zayo Group LLC / Zayo Capital, Inc.
1,806,597	3.75%, 05/06/2021	1,793,661

		2,471,989

	Leisure Time - 0.2%
	Aristocrat Leisure Ltd.
1,103,923	4.75%, 10/20/2021	1,103,062
	Delta 2 (LUX) S.a.r.l.
2,675,000	4.75%, 07/30/2021	2,619,842
1,390,000	7.75%, 07/31/2022	1,334,400

		5,057,304

	Lodging - 0.3%
	Caesars Entertainment Operating Co.
3,460,431	11.00%, 03/01/2017(9)	3,192,247
	Caesars Growth Properties Holdings LLC
785,063	6.25%, 05/08/2021	685,948
	Eldorado Resorts LLC
513,713	4.25%, 07/13/2022	512,428
	Hilton Worldwide Finance LLC
1,018,870	3.50%, 10/26/2020	1,015,467
	La Quinta Intermediate Holdings LLC
1,189,653	3.75%, 04/14/2021	1,177,757
	MGM Resorts International
1,346,913	3.50%, 12/20/2019	1,335,464
	Station Casinos LLC
365,244	4.25%, 03/02/2020	364,331

		8,283,642

	Machinery-Construction & Mining - 0.1%
	American Rock Salt Holdings LLC
1,426,938	4.75%, 05/20/2021	1,405,177
124,370	4.75%, 05/20/2021	122,474
	Neff Rental LLC
608,122	7.25%, 06/09/2021	565,553

		2,093,204

	Machinery-Diversified - 0.1%
	Gates Global, Inc.
1,881,000	4.25%, 07/05/2021	1,778,881

	Media - 0.5%
	Advantage Sales & Marketing, Inc.
941,243	4.25%, 07/23/2021	922,709
	AVSC Holding Corp.
1,783,497	4.50%, 01/24/2021	1,749,307
	Charter Communications Operating LLC
3,005,813	3.00%, 07/01/2020	2,966,376
1,080,138	3.00%, 01/03/2021	1,060,965
375,000	3.50%, 01/24/2023	372,735
	CSC Holdings, Inc.
710,000	0.00%, 09/21/2022(10)	705,385
	Media General, Inc.
434,850	4.00%, 07/31/2020	430,776
	Numericable U.S. LLC
478,782	4.50%, 05/21/2020	475,392
553,418	4.50%, 05/21/2020	549,500
	Tribune Media Co.
1,821,131	3.75%, 12/27/2020	1,803,684
	Virgin Media Investment Holdings Ltd.
1,952,632	0.00%, 06/30/2023(10)	1,922,132

		12,958,961

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Metal Fabricate/Hardware - 0.1%
	Rexnord LLC
$1,984,500	4.00%, 08/21/2020	$1,964,337

	Mining - 0.1%
	Ardagh Holdings USA, Inc.
462,950	4.00%, 12/17/2019	460,492
	FMG Resources August 2006 Pty Ltd.
2,022,429	3.75%, 06/30/2019	1,649,554
	Minerals Technologies, Inc.
672,154	3.75%, 05/09/2021	667,113

		2,777,159

	Miscellaneous Manufacturing - 0.0%
	Husky Injection Molding Systems Ltd.
216,390	4.25%, 06/30/2021	213,145

	Oil & Gas - 0.1%
	Drillships Ocean Ventures, Inc.
534,600	5.50%, 07/25/2021	354,172
	Fieldwood Energy LLC
1,517,910	3.88%, 09/28/2018	1,282,634
	Templar Energy LLC
600,000	8.50%, 11/25/2020	265,002

		1,901,808

	Packaging & Containers - 0.3%
	Berry Plastics Holding Corp.
3,290,625	3.50%, 02/08/2020	3,257,192
	BWAY Holding Co., Inc.
1,230,984	5.50%, 08/14/2020	1,225,986
	CD&R Millenium Holding Co.
517,462	4.50%, 07/31/2021	514,321
	Owens-Illinois, Inc.
339,150	3.50%, 08/06/2022	339,998
	Reynolds Group Holdings, Inc.
1,846,731	4.50%, 12/01/2018	1,846,306
	Signode Industrial Group U.S., Inc.
755,167	3.75%, 05/01/2021	748,559

		7,932,362

	Pharmaceuticals - 0.1%
	Endo Luxembourg Finance Company I S.a r.l.
1,400,000	0.00%, 09/26/2022(10)	1,394,316
	Valeant Pharmaceuticals International, Inc.
1,427,825	4.00%, 04/01/2022	1,411,591

		2,805,907

	Pipelines - 0.1%
	Energy Transfer Equity L.P.
738,882	4.00%, 12/02/2019	725,952
	EP Energy LLC
1,404,375	4.50%, 04/30/2019	1,341,178
	Philadelphia Energy Solutions LLC
809,250	6.25%, 04/04/2018	799,134

		2,866,264

	Real Estate - 0.0%
	DTZ U.S. Borrower LLC
997,500	0.00%, 11/04/2021(10)	985,969
415,000	9.25%, 11/04/2022	416,556

		1,402,525

	Retail - 0.3%
	Bass Pro Group LLC
512,425	4.00%, 06/05/2020	509,222
	Dollar Tree, Inc.
676,709	3.50%, 07/06/2022	676,614

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Michaels Stores, Inc.
$1,143,450	4.00%, 01/28/2020	$1,143,644
	Neiman Marcus Group, Inc.
1,559,686	4.25%, 10/25/2020	1,524,453
	Party City Holdings, Inc.
571,843	4.25%, 08/19/2022	570,271
	PetSmart, Inc.
1,820,438	4.25%, 03/11/2022	1,815,704
	Restaurant Bands
605,654	3.75%, 12/12/2021	602,474
	Rite Aid Corp.
250,000	5.75%, 08/21/2020	252,500
	Staples, Inc.
570,000	0.00%, 04/07/2021(10)	566,654

		7,661,536

	Semiconductors - 0.2%
	Avago Technologies Cayman Ltd.
1,287,775	3.75%, 05/06/2021	1,285,895
	Freescale Semiconductor, Inc.
1,019,115	4.25%, 02/28/2020	1,017,841
1,375,439	5.00%, 01/15/2021	1,375,191
	Lattice Semiconductor Corp.
870,376	5.25%, 03/10/2021	818,153
	NXP B.V.
1,047,947	3.25%, 01/11/2020	1,044,017

		5,541,097

	Software - 0.6%
	Epicor Software Corp.
359,100	4.75%, 06/01/2022	356,317
	First Data Corp.
5,740,000	3.70%, 03/24/2018	5,687,996
845,000	4.20%, 03/24/2021	842,887
	Hyland Software, Inc.
837,166	4.75%, 07/01/2022	833,508
	Infor U.S., Inc.
2,231,147	3.75%, 06/03/2020	2,156,315
	Kronos, Inc.
2,700,431	4.50%, 10/30/2019	2,687,766
593,762	9.75%, 04/30/2020	603,785
	SS&C Technologies, Inc.
1,118,407	4.00%, 07/08/2022	1,119,111
177,561	4.00%, 07/08/2022	177,673
	Verint Systems, Inc.
1,675,504	3.50%, 09/06/2019	1,671,315

		16,136,673

	Telecommunications - 0.3%
	Altice Financing S.A.
573,563	5.25%, 02/04/2022	569,978
	CommScope, Inc.
305,000	3.75%, 12/29/2022	304,366
	Level 3 Financing, Inc.
2,020,000	3.50%, 05/31/2022	2,001,476
	LTS Buyer LLC
428,903	4.00%, 04/13/2020	420,325
	SBA Senior Finance II LLC
2,330,500	3.25%, 03/24/2021	2,299,108
	Syniverse Holdings, Inc.
1,008,302	4.00%, 04/23/2019	918,815
	TransFirst Holding, Inc.
205,000	9.00%, 11/12/2022	201,669
	Ziggo Financing Partnership
970,691	3.50%, 01/15/2022	951,763
625,532	3.50%, 01/15/2022	613,334

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$1,028,777	3.50%, 01/15/2022	$1,008,716

		9,289,550

	Transportation - 0.0%
	Kenan Advantage Group, Inc.
60,000	1.50%, 01/23/2017(11)	59,813
410,000	4.00%, 07/31/2022	408,721
131,000	4.00%, 07/31/2022	130,591

		599,125

	Trucking & Leasing - 0.0%
	Consolidated Container Co.
1,164,000	5.00%, 07/03/2019	1,079,610

	Total Senior Floating Rate Interests (cost $176,666,999)	169,993,620

U.S. Government Agencies - 46.1%
	FHLMC - 10.1%
65,511,664	0.49%, 10/25/2020(2)(3)	714,732
2,880,000	2.04%, 10/25/2027(2)	2,866,012
31,269,662	2.12%, 08/25/2018(2)(3)	1,492,845
3,200,000	2.39%, 02/25/2024(2)	3,222,995
3,301,000	2.59%, 10/25/2024(2)	3,326,154
3,100,000	2.59%, 01/25/2025(2)	3,137,556
3,500,000	2.69%, 08/25/2024(2)	3,547,481
3,745,000	2.79%, 12/25/2027(2)	3,776,439
3,300,000	2.84%, 03/25/2028(2)	3,300,000
4,997,035	3.00%, 08/01/2029	5,222,472
17,600,000	3.00%, 10/01/2030(12)	18,309,495
37,100,000	3.00%, 10/01/2045(12)	37,480,575
9,200,000	3.50%, 10/01/2030(12)	9,700,825
9,689,616	3.50%, 08/01/2034	10,233,613
55,900,000	3.50%, 10/01/2045(12)	58,162,206
10,377,161	4.00%, 08/01/2025	11,112,080
7,617,002	4.00%, 05/01/2042	8,132,453
2,143,344	4.00%, 08/01/2042	2,290,208
3,409,767	4.00%, 09/01/2042	3,643,410
1,009,041	4.00%, 07/01/2044	1,080,784
485,366	4.00%, 06/01/2045	517,993
33,300,000	4.00%, 10/01/2045(12)	35,447,973
1,555,053	4.50%, 03/15/2041	1,807,461
22,800,000	4.50%, 10/01/2045(12)	24,673,875
3,175	5.50%, 10/01/2018	3,306
109,983	5.50%, 03/01/2028	121,795
204,790	5.50%, 04/01/2033	226,797
1,964,399	5.50%, 05/01/2034	2,186,724
3,627	5.50%, 11/01/2035	4,019
55,715	5.50%, 05/01/2037	61,718
127,823	5.50%, 11/01/2037	141,617
217,889	5.50%, 02/01/2038	241,313
92,676	5.50%, 04/01/2038	102,660
115,126	5.50%, 06/01/2038	127,511
12,835,730	5.50%, 08/01/2038	14,215,052
1,213,879	5.50%, 09/01/2038	1,343,784
24,693	5.50%, 12/01/2039	27,345
325,171	5.50%, 02/01/2040	360,068
1,020,972	5.50%, 05/01/2040	1,130,652
1,056,703	5.50%, 08/01/2040	1,169,824
3,956,277	5.50%, 06/01/2041	4,383,462
113	6.00%, 04/01/2017	116
117	6.00%, 05/01/2017	120
200	6.00%, 07/01/2017	204
1,821	6.00%, 07/01/2029	2,047
494,587	6.00%, 10/01/2032	563,985
579,128	6.00%, 11/01/2032	661,214
598,115	6.00%, 12/01/2032	682,041
36,630	6.00%, 11/01/2033	41,838

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$65,815	6.00%, 01/01/2034	$75,285
39,887	6.00%, 02/01/2034	45,615
495,189	6.00%, 08/01/2034	566,302
538,588	6.00%, 09/01/2034	613,437
7,072	6.00%, 09/01/2034	8,083
451,111	6.00%, 01/01/2035	512,896
4,350,809	6.00%, 11/01/2037	4,894,748
1,100,000	6.00%, 10/14/2045	1,237,758
282	6.50%, 07/01/2031	322
379	6.50%, 08/01/2032	433
321,184	6.50%, 12/01/2037	367,181
325	7.50%, 09/01/2029	353
3,399	7.50%, 11/01/2031	3,957

		289,325,219

	FNMA - 23.3%
135,000	2.44%, 01/01/2023	136,828
18,800,000	2.50%, 10/01/2030(12)	19,166,012
309,683	2.50%, 01/01/2043	303,734
1,177,292	2.50%, 02/01/2043	1,154,696
5,374,553	2.50%, 02/01/2043	5,271,333
2,703,756	2.50%, 03/01/2043	2,651,808
5,347,799	2.50%, 05/01/2043	5,244,910
3,250,603	2.50%, 06/01/2043	3,188,326
2,400,000	2.50%, 10/01/2045(12)	2,351,625
1,883,262	2.64%, 03/01/2027	1,857,046
9,780,000	2.65%, 06/01/2025	9,767,765
13,400,000	2.69%, 04/01/2025	13,430,167
4,115,000	2.78%, 02/01/2027	4,105,104
3,674,000	2.78%, 03/01/2027	3,651,106
5,090,000	2.82%, 07/01/2025	5,159,562
4,705,000	2.85%, 02/01/2027	4,714,257
5,320,000	2.97%, 06/01/2027	5,372,891
7,071,000	2.97%, 06/01/2030	7,035,512
12,123,800	3.00%, 01/25/2028	1,235,322
13,200,000	3.00%, 10/01/2030(12)	13,745,530
38,975,000	3.00%, 10/01/2045(12)	39,498,727
2,333,000	3.13%, 02/01/2027	2,387,305
540,000	3.16%, 12/01/2026	554,859
1,055,000	3.21%, 05/01/2023	1,117,037
505,200	3.24%, 12/01/2026	523,309
1,460,356	3.26%, 05/01/2024	1,538,131
575,000	3.34%, 04/01/2024	608,451
217,842	3.45%, 01/01/2024	232,969
229,639	3.47%, 01/01/2024	245,904
270,550,000	3.50%, 10/01/2045(12)	282,225,910
573,968	3.67%, 08/01/2023	621,373
155,000	3.70%, 10/01/2023	168,257
2,061,231	3.74%, 06/01/2026	2,241,648
210,000	3.76%, 03/01/2024	227,913
315,000	3.86%, 12/01/2025	344,467
165,000	3.86%, 11/01/2023	181,134
544,895	3.87%, 10/01/2025	597,946
696,004	3.89%, 05/01/2030	771,836
730,286	3.93%, 10/01/2023	804,340
304,548	3.96%, 05/01/2034	342,577
195,000	3.97%, 05/01/2029	215,371
5,115,152	4.00%, 06/01/2025	5,444,331
1,459,515	4.00%, 10/01/2025	1,554,241
1,174,838	4.00%, 08/01/2042	1,257,254
1,628,498	4.00%, 04/01/2045	1,740,965
2,004,853	4.00%, 05/01/2045	2,143,312
1,473,727	4.00%, 06/01/2045	1,575,506
62,739,000	4.00%, 10/01/2045(12)	66,922,436
1,558,179	4.02%, 11/01/2028	1,726,507
1,304,975	4.02%, 11/01/2028	1,445,949

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$456,521	4.06%, 10/01/2028	$504,055
1,761,455	4.50%, 04/01/2025	1,892,459
2,199,865	4.50%, 08/01/2040	2,417,016
3,817,445	4.50%, 08/01/2040	4,182,806
2,170,054	4.50%, 08/01/2040	2,372,634
8,160,373	4.50%, 10/01/2040	8,868,129
3,646,124	4.50%, 10/01/2041	3,966,483
3,419,555	4.50%, 09/01/2043	3,719,981
53,625,000	4.50%, 10/01/2045(12)	58,130,337
5,141	5.00%, 02/01/2018	5,341
108,428	5.00%, 04/01/2018	112,651
585,875	5.00%, 05/01/2018	608,695
122,005	5.00%, 05/01/2018	126,768
275,241	5.00%, 06/01/2018	285,965
125,415	5.00%, 06/01/2018	130,312
120,107	5.00%, 06/01/2018	124,795
135,729	5.00%, 06/01/2018	141,041
195,531	5.00%, 06/01/2018	203,223
20,329	5.00%, 07/01/2018	21,126
241,553	5.00%, 09/01/2018	250,974
555,310	5.00%, 01/01/2020	579,357
1,737,370	5.00%, 06/01/2022	1,869,559
629,598	5.00%, 06/01/2025	686,203
1,643,008	5.00%, 04/25/2038	1,785,958
14,500,000	5.00%, 10/01/2045(12)	15,976,338
9,642	5.50%, 01/01/2017	9,833
20,463	5.50%, 02/01/2018	21,101
113,259	5.50%, 02/01/2018	116,766
3,263	5.50%, 06/01/2018	3,400
21,049	5.50%, 11/01/2018	21,819
93,866	5.50%, 08/01/2019	99,713
148,784	5.50%, 09/01/2019	156,205
32,078	5.50%, 09/01/2019	33,840
19,899	5.50%, 10/01/2019	20,931
29,374	5.50%, 10/01/2019	30,969
23,775	5.50%, 01/01/2020	25,021
7,864	5.50%, 03/01/2020	8,292
6,555	5.50%, 03/01/2020	6,886
949,401	5.50%, 05/01/2020	1,013,128
407,194	5.50%, 06/01/2022	445,424
505,045	5.50%, 06/01/2033	568,415
441,745	5.50%, 08/01/2033	497,359
2,379,135	5.50%, 09/01/2033	2,679,048
2,272,495	5.50%, 12/01/2033	2,575,046
1,998,450	5.50%, 01/01/2034	2,252,400
8,486,682	5.50%, 11/01/2035	9,559,243
2,763,113	5.50%, 04/01/2036	3,103,284
2,051,831	5.50%, 09/01/2036	2,308,668
240,265	5.50%, 01/01/2037	269,036
5,503,845	5.50%, 06/25/2042(3)	890,426
8,274	6.00%, 04/01/2016	8,302
4,610	6.00%, 06/01/2016	4,618
585	6.00%, 06/01/2016	588
2,714	6.00%, 06/01/2016	2,738
4,114	6.00%, 06/01/2016	4,160
3,911	6.00%, 06/01/2016	3,949
14,929	6.00%, 07/01/2016	15,066
308	6.00%, 10/01/2016	312
5,764	6.00%, 03/01/2022	6,376
638,128	6.00%, 12/01/2032	731,225
198,728	6.00%, 12/01/2032	224,002
992,014	6.00%, 01/01/2033	1,131,199
151,303	6.00%, 02/01/2033	170,640
645,672	6.00%, 03/01/2033	736,521
532,647	6.00%, 03/01/2033	606,740
2,573,318	6.00%, 02/01/2037	2,908,972

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$35	6.50%, 07/01/2016	$35
664	6.50%, 05/01/2017	681
2,069	6.50%, 05/01/2031	2,364
470	6.50%, 09/01/2031	537
1,133	6.50%, 09/01/2031	1,319
2,994	6.50%, 07/01/2032	3,434
13	7.00%, 02/01/2016	13
2,624	7.00%, 07/01/2029	3,056
105	7.00%, 12/01/2030	109
971	7.00%, 02/01/2032	1,077
434	7.00%, 03/01/2032	512
2,271	7.00%, 09/01/2032	2,463
137,366	7.00%, 10/01/2037	151,019
4,735	7.50%, 10/01/2022	5,347
2,694	7.50%, 06/01/2027	3,257
3,318	7.50%, 10/01/2029	3,502
27,725	7.50%, 03/01/2030	32,466
15,024	7.50%, 04/01/2030	17,332
1,808	7.50%, 06/01/2030	2,053
3,137	7.50%, 07/01/2030	3,487
825	7.50%, 08/01/2030	984
6,524	7.50%, 10/01/2030	6,666
8,775	7.50%, 01/01/2031	9,049
5,049	7.50%, 02/01/2031	5,266
39,429	7.50%, 05/01/2031	49,232
23,890	7.50%, 06/01/2031	27,560
3,007	7.50%, 08/01/2031	3,566
260	7.50%, 09/01/2031	260
11,160	7.50%, 09/01/2031	12,273
32,877	7.50%, 09/01/2031	34,143
454	7.50%, 05/01/2032	546
431	8.00%, 04/01/2032	435

		671,421,409

	GNMA - 12.7%
12,000,006	3.00%, 03/15/2045	12,264,158
560,866	3.00%, 04/15/2045	573,212
2,990,173	3.00%, 06/20/2045	3,055,818
4,300,002	3.00%, 07/15/2045	4,394,657
500,000	3.00%, 07/15/2045	511,007
3,000,001	3.00%, 07/15/2045	3,066,039
81,985,115	3.00%, 07/20/2045	83,784,966
139,133	3.00%, 08/15/2045	142,196
631,131	3.50%, 11/15/2042	665,316
19,874	3.50%, 12/15/2042	20,818
483,346	3.50%, 02/15/2043	507,860
20,153	3.50%, 03/15/2043	21,178
2,623,107	3.50%, 04/15/2043	2,756,413
67,135	3.50%, 04/15/2043	70,548
645,047	3.50%, 05/15/2043	675,722
3,368,939	3.50%, 05/15/2043	3,529,151
5,156,552	3.50%, 05/15/2043	5,418,828
854,914	3.50%, 05/15/2043	899,716
100,500,000	3.50%, 10/01/2045(12)	105,301,207
11,879,535	4.00%, 07/20/2040	12,725,394
13,225,896	4.00%, 09/20/2040	14,212,965
18,055,752	4.00%, 10/20/2040	19,403,271
1,573,612	4.00%, 10/20/2040	1,698,852
2,677,104	4.00%, 12/20/2040	2,866,543
899,810	4.00%, 05/16/2042(3)	133,694
15,300,000	4.00%, 10/01/2045(12)	16,308,408
440,130	4.50%, 11/15/2039	477,175
4,304,920	4.50%, 05/15/2040	4,730,500
14,542,543	4.50%, 05/20/2040	15,810,774
526,029	4.50%, 06/15/2041	570,873
580,471	4.50%, 07/15/2041	637,566

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$4,000,000	4.50%, 10/01/2045(12)	$4,296,876
1,506,456	5.00%, 05/20/2040	1,674,929
3,718,841	5.00%, 06/15/2041	4,121,426
4,390,195	5.00%, 10/16/2041(3)	786,817
5,921,186	5.00%, 03/15/2044	6,545,977
5,600,000	5.00%, 10/01/2045(12)	6,153,875
886,953	5.50%, 03/15/2033	1,000,837
1,332,485	5.50%, 04/15/2033	1,528,343
1,320,723	5.50%, 05/15/2033	1,513,515
2,353,893	5.50%, 10/20/2034	2,651,768
2,367	6.00%, 12/15/2023	2,660
1,418	6.00%, 01/15/2029	1,604
2,523	6.00%, 04/15/2029	2,914
85,137	6.00%, 12/15/2031	95,655
1,529	6.00%, 10/15/2032	1,767
36,036	6.00%, 06/15/2033	41,639
4,976	6.00%, 03/15/2034	5,752
87,917	6.00%, 08/15/2034	99,445
205,998	6.00%, 09/15/2034	237,933
72,311	6.00%, 02/15/2035	81,811
449,985	6.00%, 12/15/2035	517,415
129,295	6.00%, 02/15/2036	147,979
134,275	6.00%, 03/15/2036	155,016
235,010	6.00%, 03/15/2036	265,134
53,295	6.00%, 04/15/2036	59,879
259,078	6.00%, 05/15/2036	298,059
5,498	6.00%, 05/15/2036	6,300
2,425	6.00%, 05/15/2036	2,741
379,682	6.00%, 06/15/2036	434,824
218,101	6.00%, 06/15/2036	246,053
302,523	6.00%, 07/15/2036	346,131
104,572	6.00%, 07/15/2036	120,659
66,325	6.00%, 08/15/2036	74,519
1,307	6.00%, 08/15/2036	1,469
361,745	6.00%, 02/15/2037	416,630
8,826	6.00%, 02/15/2037	9,916
2,432	6.00%, 05/15/2037	2,751
40,770	6.00%, 06/15/2037	45,836
198,170	6.00%, 06/15/2037	228,028
488,903	6.00%, 06/15/2037	563,934
52,930	6.00%, 06/15/2037	60,014
307,405	6.00%, 07/15/2037	347,777
367,753	6.00%, 07/15/2037	416,388
150,684	6.00%, 08/15/2037	173,897
745	6.00%, 08/15/2037	837
455	6.00%, 08/15/2037	511
94,300	6.00%, 09/15/2037	105,950
191,449	6.00%, 10/15/2037	216,586
225,856	6.00%, 11/15/2037	255,512
216,276	6.00%, 12/15/2037	251,742
251,674	6.00%, 01/15/2038	289,015
124,735	6.00%, 01/15/2038	140,145
36,024	6.00%, 02/15/2038	40,756
61,759	6.00%, 05/15/2038	69,988
14,093	6.00%, 06/15/2038	15,944
44,921	6.00%, 08/15/2038	50,471
63,986	6.00%, 08/15/2038	72,392
7,416	6.00%, 08/15/2038	8,425
11,865	6.00%, 08/15/2038	13,434
9,848	6.00%, 08/15/2038	11,142
16,723	6.00%, 09/15/2038	19,149
278,748	6.00%, 09/15/2038	315,355
250,140	6.00%, 10/15/2038	288,181
595,034	6.00%, 11/15/2038	673,180
133,744	6.00%, 12/15/2038	153,059
227,168	6.00%, 12/15/2038	257,449

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$1,263	6.00%, 01/15/2039	$1,429
2,616	6.00%, 01/15/2039	2,959
44,108	6.00%, 08/15/2039	49,557
2,495	6.00%, 08/15/2039	2,803
196,393	6.00%, 11/15/2039	222,184
115,938	6.00%, 02/15/2040	130,261
28,562	6.00%, 02/15/2040	32,090
2,018,151	6.00%, 06/15/2040	2,283,168
389,234	6.00%, 07/15/2040	440,346
404,812	6.00%, 06/15/2041	457,960
345,238	6.00%, 06/15/2041	390,568
1,326,342	6.00%, 06/15/2041	1,500,513
30,068	6.50%, 06/15/2028	34,477
1,005	6.50%, 07/15/2028	1,152
1,053	6.50%, 08/15/2028	1,208
3,741	6.50%, 08/15/2028	4,290
5,470	6.50%, 09/15/2028	6,272
1,604	6.50%, 09/15/2028	1,840
2,292	6.50%, 09/15/2028	2,628
12,782	6.50%, 09/15/2028	14,656
16,791	6.50%, 10/15/2028	19,253
2,876	6.50%, 10/15/2028	3,298
980	6.50%, 11/15/2028	1,123
5,987	6.50%, 11/15/2028	6,865
5,916	6.50%, 12/15/2028	6,784
7,988	6.50%, 12/15/2028	9,159
7,236	6.50%, 01/15/2029	8,298
7,468	6.50%, 01/15/2029	8,563
7,115	6.50%, 01/15/2029	8,158
3,929	6.50%, 02/15/2029	4,505
11,199	6.50%, 02/15/2029	12,841
3,271	6.50%, 02/15/2029	3,750
24,061	6.50%, 02/15/2029	27,589
23,406	6.50%, 03/15/2029	26,838
347,030	6.50%, 03/15/2029	397,915
11,769	6.50%, 03/15/2029	13,495
4,089	6.50%, 03/15/2029	4,688
4,911	6.50%, 03/15/2029	5,633
1,987	6.50%, 03/15/2029	2,278
5,269	6.50%, 03/15/2029	6,041
35,269	6.50%, 04/15/2029	40,440
12,777	6.50%, 04/15/2029	14,651
6,447	6.50%, 04/15/2029	7,393
2,539	6.50%, 05/15/2029	2,911
10,500	6.50%, 05/15/2029	12,040
15,897	6.50%, 05/15/2029	18,228
6,113	6.50%, 05/15/2029	7,124
31,689	6.50%, 06/15/2029	36,336
13,094	6.50%, 06/15/2029	15,014
172,830	6.50%, 06/15/2029	198,172
11,850	6.50%, 06/15/2029	13,588
10,145	6.50%, 07/15/2029	11,632
11,408	6.50%, 07/15/2029	13,080
675	6.50%, 03/15/2031	781
45,550	6.50%, 04/15/2031	52,229
12,313	6.50%, 04/15/2031	14,118
3,449	6.50%, 04/15/2031	3,954
3,746	6.50%, 04/15/2031	4,303
12,234	6.50%, 04/15/2031	14,028
82,982	6.50%, 04/15/2031	95,149
157,600	6.50%, 04/15/2031	180,709
29,204	6.50%, 05/15/2031	33,486
1,739	6.50%, 05/15/2031	1,994
68,789	6.50%, 05/15/2031	81,332
3,267	6.50%, 06/15/2031	3,747
4,630	6.50%, 06/15/2031	5,309

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$7,812	6.50%, 06/15/2031	$9,419
61,519	6.50%, 07/15/2031	70,539
13,798	6.50%, 07/15/2031	15,821
46,381	6.50%, 07/15/2031	53,182
65,313	6.50%, 07/15/2031	74,890
5,609	6.50%, 07/15/2031	6,431
6,800	6.50%, 07/15/2031	7,805
32,429	6.50%, 07/15/2031	37,184
102,672	6.50%, 07/15/2031	117,726
52,482	6.50%, 07/15/2031	61,491
50,156	6.50%, 08/15/2031	57,510
6,350	6.50%, 08/15/2031	7,281
32,335	6.50%, 08/15/2031	37,076
12,741	6.50%, 08/15/2031	14,609
2,807	6.50%, 08/15/2031	3,218
108,823	6.50%, 08/15/2031	124,780
3,982	6.50%, 09/15/2031	4,565
32,626	6.50%, 09/15/2031	37,410
23,852	6.50%, 09/15/2031	27,408
2,000	6.50%, 09/15/2031	2,294
50,375	6.50%, 09/15/2031	58,365
59,031	6.50%, 09/15/2031	67,687
12,727	6.50%, 09/15/2031	14,593
169,901	6.50%, 10/15/2031	194,814
1,662	6.50%, 10/15/2031	1,906
2,998	6.50%, 10/15/2031	3,438
1,133	6.50%, 11/15/2031	1,300
5,551	6.50%, 11/15/2031	6,365
31,316	6.50%, 11/15/2031	36,149
152,134	6.50%, 11/15/2031	176,474
178	6.50%, 11/15/2031	205
340,349	6.50%, 11/15/2031	390,255
107,038	6.50%, 11/15/2031	122,733
49,070	6.50%, 12/15/2031	56,265
13,754	6.50%, 12/15/2031	15,771
32,092	6.50%, 12/15/2031	36,798
4,037	6.50%, 01/15/2032	4,629
131,405	6.50%, 01/15/2032	150,673
4,831	6.50%, 01/15/2032	5,539
8,278	6.50%, 01/15/2032	9,492
5,285	6.50%, 01/15/2032	6,060
3,872	6.50%, 01/15/2032	4,439
25,598	6.50%, 01/15/2032	29,351
30,291	6.50%, 01/15/2032	35,107
193,541	6.50%, 01/15/2032	221,920
16,239	6.50%, 01/15/2032	18,620
73,428	6.50%, 02/15/2032	84,195
25,607	6.50%, 02/15/2032	30,895
88,222	6.50%, 03/15/2032	101,350
87,495	6.50%, 04/15/2032	100,324
234,570	6.50%, 04/15/2032	283,414
4,215	6.50%, 04/15/2032	4,833
1,119	6.50%, 05/15/2032	1,284
82,431	6.50%, 06/15/2032	94,692
1,420	6.50%, 09/15/2032	1,671
11,396	7.00%, 06/20/2030	12,470
1,279	7.00%, 02/15/2031	1,461
219	7.00%, 06/15/2031	236
239	7.00%, 08/15/2031	280
912	8.50%, 11/15/2024	916

		366,467,731

	Total U.S. Government Agencies (cost $1,310,969,756)	1,327,214,359

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

U.S. Government Securities - 3.0%
	U.S. Treasury Securities - 3.0%
	U.S. Treasury Bonds - 2.9%
$52,239,022	0.25%, 01/15/2025(7)		$50,069,901
15,925,000	2.50%, 02/15/2045(13)		14,660,539
4,250,000	3.00%, 11/15/2044(13)(14)		4,339,981
5,595,000	3.00%, 05/15/2045		5,725,694
9,260,000	3.13%, 08/15/2044(13)(14)		9,691,655

			84,487,770

	U.S. Treasury Notes - 0.1%
1,300,000	0.50%, 09/30/2016(13)		1,301,304
200,000	2.38%, 08/15/2024(13)		205,989

			1,507,293

	Total U.S. Government Securities (cost $89,619,471)		85,995,063

Preferred Stocks - 0.1%
	Banks - 0.0%
2,242	U.S. Bancorp Series A		1,783,567

	Diversified Financials - 0.1%
65,000	Citigroup Capital		1,669,850
8,400	Discover Financial Services Series B		216,804

			1,886,654

	Total Preferred Stocks (cost $3,609,510)		3,670,221

	Total Long-Term Investments (cost $3,673,906,988)		3,647,897,049

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
38,160,981	Federated Prime Obligations Fund		38,160,981

	Total Short-Term Investments (cost $38,160,981)		38,160,981

	Total Investments Excluding Purchased Options (cost $3,712,067,969)	128.1%	$3,686,058,030
	Total Purchased Options (cost $187,650)	0.0%	$116,476

	Total Investments (cost $3,712,255,619)^	128.1%	$3,686,174,506
	Other Assets and Liabilities	(28.1)%	(807,893,892)

	Total Net Assets	100.0%	$2,878,280,614

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	48,791,802
Unrealized Depreciation		(74,872,915)

Net Unrealized Depreciation	$	(26,081,113)

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $703,055,836, which represents 24.4% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2015.
(3)	Securities disclosed are interest-only strips.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $69,682,886, which represents 2.4% of total net assets.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $930,000 at September 30, 2015.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2015.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of September 30, 2015, the aggregate value of the unfunded commitment was $59,813, which rounds to zero percent of total net assets.
(12)	Represents or includes a TBA transaction.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at September 30, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
HKD Call/USD Put	GSC	7.75 HKD per USD	03/01/16	HKD	69,290,000	$41,297	$30,293	$11,004
PEN Call/USD Put	MSC	3.23 PEN per USD	10/21/15	PEN	10,863,750	13,474	40,423	(26,949)
PEN Call/USD Put	DEUT	3.25 PEN per USD	10/22/15	PEN	10,863,750	27,181	38,211	(11,030)
PEN Call/USD Put	MSC	3.24 PEN per USD	10/07/15	PEN	21,727,500	34,524	78,723	(44,199)

Total Calls					112,745,000	$116,476	$187,650	$(71,174)

Total purchased option contracts					112,745,000	$116,476	$187,650	$(71,174)

OTC Swaption Contracts Outstanding at September 30, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption CDX.NA.IG.24	BOA	80.00 USD	10/21/15	USD	(220,675,000)	$(100,456)	$(398,319)	$297,863

Written swaption contracts:
Puts
Credit Default Swaption CDX.NA.IG.24	BOA	80.00 USD	10/21/15	USD	(220,675,000)	$(1,029,639)	$(617,890)	$(411,749)

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Futures Contracts Outstanding at September 30, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	391	12/31/2015	$85,478,745	$85,641,219	$162,474
U.S. Treasury 5-Year Note Future	7,091	12/31/2015	849,150,680	854,576,297	5,425,617
U.S. Treasury CME Ultra Long Term Bond Future	95	12/21/2015	15,245,359	15,238,594	(6,765)
U.S. Treasury Long Bond Future	322	12/21/2015	49,813,620	50,664,687	851,067

Total					$6,432,393

Short position contracts:
U.S. Treasury 10-Year Note Future	3,576	12/21/2015	$455,803,151	$460,354,125	$(4,550,974)

Total futures contracts					$1,881,419

TBA Sale Commitments Outstanding at September 30, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.00%	$2,900,000	10/01/2045	$3,176,860	$4,984
FHLMC, 5.50%	5,100,000	10/01/2045	5,654,227	14,742
FNMA, 3.00%	17,580,000	10/01/2030	18,306,546	(89,271)
FNMA, 3.50%	10,000,000	10/01/2030	10,562,500	(22,746)
FNMA, 4.00%	9,400,000	10/01/2030	9,837,688	3,194
FNMA, 5.50%	43,900,000	10/01/2045	49,035,102	(17,414)
FNMA, 6.00%	7,200,000	10/01/2045	8,124,360	(2,985)
GNMA, 3.00%	74,000,000	10/01/2045	75,513,248	(657,623)
GNMA, 4.00%	53,100,000	10/01/2045	56,573,292	(291,308)
Total			$236,783,823	$(1,058,427)

At September 30, 2015, the aggregate market value of these securities represents (8.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at September 30, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	260,664	(0.32%)	07/25/45	$147,277	$—	$50,746	$(96,531)
ABX.HE.AA.06-1	BCLY	USD	301,821	(0.32%)	07/25/45	170,532	—	58,759	(111,773)
ABX.HE.AA.06-1	BCLY	USD	1,563,981	(0.32%)	07/25/45	475,059	—	304,475	(170,584)
ABX.HE.AAA.06-1	JPM	USD	165,298	(0.18%)	07/25/45	3,969	—	3,172	(797)
ABX.HE.AAA.06-1	GSC	USD	19,789	(0.18%)	07/25/45	1,620	—	380	(1,240)
ABX.HE.AAA.06-1	BOA	USD	201,385	(0.18%)	07/25/45	10,950	—	3,865	(7,085)
ABX.HE.AAA.06-1	MSC	USD	152,494	(0.18%)	07/25/45	12,485	—	2,939	(9,546)
ABX.HE.AAA.06-1	BCLY	USD	193,236	(0.18%)	07/25/45	17,996	—	3,725	(14,271)
ABX.HE.AAA.06-1	BCLY	USD	208,369	(0.18%)	07/25/45	24,004	—	4,016	(19,988)
ABX.HE.AAA.06-2	CSI	USD	505,448	(0.11%)	05/25/46	116,474	—	93,452	(23,022)
ABX.HE.AAA.06-2	BOA	USD	4,636,179	(0.11%)	05/25/46	944,494	—	857,181	(87,313)
ABX.HE.AAA.07-1	MSC	USD	193,690	(0.09%)	08/25/37	48,277	—	40,173	(8,104)
ABX.HE.AAA.07-1	GSC	USD	1,770,879	(0.09%)	08/25/37	431,560	—	367,297	(64,263)
ABX.HE.AAA.07-1	MSC	USD	2,387,525	(0.09%)	08/25/37	565,067	—	495,196	(69,871)
ABX.HE.AAA.07-1	CSI	USD	4,304,659	(0.09%)	08/25/37	1,206,204	—	892,828	(313,376)
ABX.HE.PENAAA.06-2	JPM	USD	1,008,630	(0.11%)	05/25/46	135,102	—	120,922	(14,180)
ABX.HE.PENAAA.06-2	BCLY	USD	650,333	(0.11%)	05/25/46	106,492	—	77,967	(28,525)
ABX.HE.PENAAA.06-2	JPM	USD	872,428	(0.11%)	05/25/46	229,012	—	104,593	(124,419)
ABX.HE.PENAAA.06-2	BOA	USD	1,697,002	(0.11%)	05/25/46	386,068	—	203,450	(182,618)
ABX.HE.PENAAA.06-2	GSC	USD	1,597,611	(0.11%)	05/25/46	399,403	—	191,534	(207,869)
ABX.HE.PENAAA.06-2	JPM	USD	2,011,125	(0.11%)	05/25/46	474,500	—	241,110	(233,390)
ABX.HE.PENAAA.06-2	MSC	USD	2,012,352	(0.11%)	05/25/46	487,995	—	241,257	(246,738)

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

CDX.EMS.23	CBK	USD	17,550,000	(1.00%)	06/20/20	1,607,413	—	$2,129,328	521,915
CDX.EMS.23	CBK	USD	48,325,000	(1.00%)	06/20/20	5,491,038	—	5,863,235	372,197
CDX.EMS.23	BCLY	USD	16,640,000	(1.00%)	06/20/20	1,774,476	—	2,018,918	244,442
CDX.EMS.23	BCLY	USD	15,710,000	(1.00%)	06/20/20	1,693,722	—	1,906,083	212,361
CDX.EMS.23	CBK	USD	14,110,000	(1.00%)	06/20/20	1,637,834	—	1,711,955	74,121
CDX.EMS.23	CBK	USD	12,080,000	(1.00%)	06/20/20	1,402,200	—	1,465,657	63,457
CMBX.NA.A.7	JPM	USD	2,965,000	(2.00%)	01/17/47	—	(60,618)	122,833	183,451
CMBX.NA.A.7	BCLY	USD	530,000	(2.00%)	01/17/47	—	(3,048)	20,220	23,268
CMBX.NA.AA.2	CSI	USD	3,317,940	(0.15%)	03/15/49	1,005,956	—	1,083,574	77,618
CMBX.NA.AA.2	GSC	USD	2,324,815	(0.15%)	03/15/49	738,038	—	759,248	21,210
CMBX.NA.AA.2	CSI	USD	334,051	(0.15%)	03/15/49	103,456	—	109,143	5,687
CMBX.NA.AA.2	GSC	USD	690,673	(0.15%)	03/15/49	247,579	—	225,747	(21,832)
CMBX.NA.AA.2	CSI	USD	1,020,210	(0.15%)	03/15/49	355,808	—	333,185	(22,623)
CMBX.NA.AA.2	BOA	USD	3,263,770	(0.15%)	03/15/49	1,237,053	—	1,065,882	(171,171)
CMBX.NA.AA.2	BOA	USD	3,922,844	(0.15%)	03/15/49	1,486,859	—	1,281,123	(205,736)
CMBX.NA.AA.7	CSI	USD	3,745,000	(1.50%)	01/17/47	—	(19,253)	100,762	120,015
CMBX.NA.AA.7	CSI	USD	2,750,000	(1.50%)	01/17/47	—	(24,780)	80,751	105,531
CMBX.NA.AA.7	CSI	USD	2,725,000	(1.50%)	01/17/47	10,626	—	80,017	69,391
CMBX.NA.AA.7	MSC	USD	1,655,000	(1.50%)	01/17/47	—	(19,353)	48,598	67,951
CMBX.NA.AA.7	MSC	USD	1,745,000	(1.50%)	01/17/47	—	(14,922)	51,240	66,162
CMBX.NA.AA.7	CSI	USD	2,580,000	(1.50%)	01/17/47	11,881	—	75,759	63,878
CMBX.NA.AA.7	CSI	USD	2,575,000	(1.50%)	01/17/47	13,804	—	75,613	61,809
CMBX.NA.AA.7	CSI	USD	335,000	(1.50%)	01/17/47	—	(3,655)	9,837	13,492
CMBX.NA.AJ.1	BOA	USD	816,524	(0.84%)	10/12/52	13,146	—	3,813	(9,333)
CMBX.NA.AJ.1	JPM	USD	267,226	(0.84%)	10/12/52	18,881	—	1,742	(17,139)
CMBX.NA.AJ.1	DEUT	USD	1,061,481	(0.84%)	10/12/52	74,304	—	6,919	(67,385)
CMBX.NA.AJ.1	MSC	USD	1,892,850	(0.84%)	10/12/52	132,500	—	12,339	(120,161)
CMBX.NA.AJ.2	GSC	USD	4,692,857	(1.09%)	03/15/49	344,760	—	414,636	69,876
CMBX.NA.AJ.2	CSI	USD	3,633,499	(1.09%)	03/15/49	292,344	—	327,869	35,525
CMBX.NA.AJ.2	GSC	USD	1,138,563	(1.09%)	03/15/49	83,643	—	100,632	16,989
CMBX.NA.AJ.2	CBK	USD	1,094,010	(1.09%)	03/15/49	93,103	—	96,694	3,591
CMBX.NA.AJ.2	DEUT	USD	4,554,249	(1.09%)	03/15/49	402,296	—	402,529	233
CMBX.NA.AJ.3	MLI	USD	1,866,757	(1.47%)	12/13/49	363,094	—	378,307	15,213
CMBX.NA.AJ.3	GSC	USD	1,635,259	(1.47%)	12/13/49	313,347	—	331,394	18,047
CMBX.NA.AJ.4	MSC	USD	5,243,148	(0.96%)	02/17/51	957,570	—	1,042,539	84,969
CMBX.NA.AJ.4	GSC	USD	2,288,009	(0.96%)	02/17/51	383,001	—	456,775	73,774
CMBX.NA.AJ.4	MSC	USD	2,268,242	(0.96%)	02/17/51	388,392	—	452,828	64,436
CMBX.NA.AJ.4	CSI	USD	3,068,798	(0.96%)	02/17/51	561,281	—	612,650	51,369
CMBX.NA.AJ.4	CBK	USD	2,357,193	(0.96%)	02/17/51	435,371	—	468,702	33,331
CMBX.NA.AJ.4	DEUT	USD	2,940,314	(0.96%)	02/17/51	559,257	—	584,569	25,312
CMBX.NA.AJ.4	GSC	USD	1,556,637	(0.96%)	02/17/51	284,699	—	309,519	24,820
CMBX.NA.AJ.4	GSC	USD	612,771	(0.96%)	02/17/51	104,474	—	121,581	17,107
CMBX.NA.AJ.4	MSC	USD	4,160,915	(0.96%)	02/17/51	1,626,850	—	827,239	(799,611)
CMBX.NA.AM.2	MSC	USD	4,380,000	(0.50%)	03/15/49	21,702	—	6,437	(15,265)
CMBX.NA.AM.2	MSC	USD	1,435,000	(0.50%)	03/15/49	70,826	—	3,324	(67,502)
CMBX.NA.AM.2	DEUT	USD	7,960,000	(0.50%)	03/15/49	457,700	—	18,441	(439,259)
CMBX.NA.AM.2	CSI	USD	7,960,000	(0.50%)	03/15/49	487,550	—	18,441	(469,109)
CMBX.NA.AM.4	CBK	USD	645,000	(0.50%)	02/17/51	14,658	—	11,493	(3,165)
CMBX.NA.AM.4	MSC	USD	220,000	(0.50%)	02/17/51	22,166	—	3,920	(18,246)
CMBX.NA.AM.4	MSC	USD	2,410,000	(0.50%)	02/17/51	540,111	—	44,987	(495,124)
CMBX.NA.AS.6	CSI	USD	6,520,000	(1.00%)	05/11/63	85,228	—	119,076	33,848
CMBX.NA.AS.6	CSI	USD	1,690,000	(1.00%)	05/11/63	—	(3,338)	28,001	31,339
CMBX.NA.AS.7	CSI	USD	3,650,000	(1.00%)	01/17/47	84,036	—	104,018	19,982
CMBX.NA.AS.7	CSI	USD	810,000	(1.00%)	01/17/47	4,275	—	21,711	17,436
CMBX.NA.AS.7	CBK	USD	2,900,000	(1.00%)	01/17/47	66,490	—	82,644	16,154

Total						$34,499,338	$(148,967)	$32,393,514	$(1,956,857)

Sell protection:
CMBX.NA.A.2	MSC	USD	1,212,602	0.25%	03/15/49	$—	$(758,841)	$(748,731)	$10,110
CMBX.NA.A.2	BOA	USD	825,517	0.25%	03/15/49	—	(516,111)	(509,723)	6,388
CMBX.NA.A.2	MSC	USD	604,326	0.25%	03/15/49	—	(377,946)	(373,146)	4,800
CMBX.NA.A.2	MSC	USD	418,684	0.25%	03/15/49	—	(262,718)	(258,342)	4,376
CMBX.NA.A.2	GSC	USD	604,326	0.25%	03/15/49	—	(376,983)	(373,146)	3,837
CMBX.NA.A.2	BOA	USD	86,897	0.25%	03/15/49	—	(54,619)	(53,659)	960
CMBX.NA.A.2	BOA	USD	1,615,486	0.25%	03/15/49	—	(910,104)	(996,813)	(86,709)
CMBX.NA.A.6	GSC	USD	2,010,000	2.00%	05/11/63	26,238	—	(41,094)	(67,332)

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

CMBX.NA.A.8	BOA	USD	2,230,000	2.00%	10/17/57	—	(25,038)	$(150,096)	(125,058)
CMBX.NA.A.8	CSI	USD	2,435,000	2.00%	10/17/57	—	(24,146)	(155,641)	(131,495)
CMBX.NA.AAA.6	CBK	USD	2,010,000	0.50%	05/11/63	—	(40,769)	(56,376)	(15,607)
CMBX.NA.AAA.6	UBS	USD	15,710,000	0.50%	05/11/63	—	(418,543)	(440,413)	(21,870)
CMBX.NA.AAA.6	DEUT	USD	12,125,000	0.50%	05/11/63	—	(295,543)	(339,911)	(44,368)
CMBX.NA.AAA.6	CSI	USD	10,895,000	0.50%	05/11/63	—	(244,208)	(305,429)	(61,221)
CMBX.NA.AAA.6	CSI	USD	7,355,000	0.50%	05/11/63	—	(142,057)	(206,190)	(64,133)
CMBX.NA.AAA.6	GSC	USD	14,810,000	0.50%	05/11/63	—	(175,847)	(415,182)	(239,335)
CMBX.NA.AAA.7	CSI	USD	785,000	0.50%	01/17/47	—	(19,840)	(31,873)	(12,033)
CMBX.NA.AAA.7	CSI	USD	3,000,000	0.50%	01/17/47	—	(83,132)	(121,806)	(38,674)
CMBX.NA.AAA.7	BOA	USD	5,070,000	0.50%	01/17/47	—	(121,770)	(205,852)	(84,082)
CMBX.NA.AAA.8	BCLY	USD	1,955,000	0.50%	10/17/57	—	(86,832)	(107,587)	(20,755)
CMBX.NA.AAA.8	CSFB	USD	2,455,000	0.50%	10/17/57	—	(108,364)	(135,104)	(26,740)
CMBX.NA.AAA.8	MSC	USD	1,985,000	0.50%	10/17/57	—	(82,171)	(110,892)	(28,721)
CMBX.NA.AAA.8	GSC	USD	2,320,000	0.50%	10/17/57	—	(129,922)	(129,607)	315
CMBX.NA.AAA.8	MSC	USD	355,000	0.50%	10/17/57	—	(16,331)	(19,832)	(3,501)
CMBX.NA.AAA.8	BCLY	USD	798,000	0.50%	10/17/57	—	(36,789)	(44,580)	(7,791)
CMBX.NA.AAA.8	MSC	USD	1,300,000	0.50%	10/17/57	—	(59,609)	(72,625)	(13,016)
CMBX.NA.AAA.8	CSI	USD	6,070,000	0.50%	10/17/57	—	(274,960)	(339,101)	(64,141)
CMBX.NA.AAA.8	CSI	USD	8,575,000	0.50%	10/17/57	—	(304,220)	(479,044)	(174,824)
CMBX.NA.BB.6	CSI	USD	218,000	5.00%	05/11/63	—	(3,910)	16,243	20,153
CMBX.NA.BB.6	CSI	USD	2,790,000	5.00%	05/11/63	—	(18,475)	(72,815)	(54,340)
CMBX.NA.BB.6	CBK	USD	3,325,000	5.00%	05/11/63	—	(25,139)	(86,777)	(61,638)
CMBX.NA.BB.6	BOA	USD	4,270,000	5.00%	05/11/63	—	(40,406)	(111,440)	(71,034)
CMBX.NA.BB.6	CSI	USD	3,315,000	5.00%	05/11/63	—	—	(86,516)	(86,516)
CMBX.NA.BB.6	CSI	USD	2,980,000	5.00%	05/11/63	38,076	—	(77,773)	(115,849)
CMBX.NA.BB.6	CSI	USD	5,425,000	5.00%	05/11/63	91,398	—	(141,584)	(232,982)
CMBX.NA.BB.7	CSI	USD	1,250,000	5.00%	01/17/47	—	(60,998)	(46,395)	14,603
CMBX.NA.BB.7	MSC	USD	—	5.00%	01/17/47	—	(2)	13,540	13,542
CMBX.NA.BB.7	CSI	USD	2,685,000	5.00%	01/17/47	—	(89,016)	(118,946)	(29,930)
CMBX.NA.BB.7	DEUT	USD	2,320,000	5.00%	01/17/47	—	(58,106)	(102,776)	(44,670)
CMBX.NA.BB.7	BOA	USD	2,605,000	5.00%	01/17/47	—	(12,120)	(116,126)	(104,006)
CMBX.NA.BB.8	GSC	USD	1,270,000	5.00%	10/17/57	—	(132,806)	(140,581)	(7,775)
CMBX.NA.BB.8	CSI	USD	550,000	5.00%	10/17/57	—	(42,068)	(60,729)	(18,661)
CMBX.NA.BB.8	CSI	USD	635,000	5.00%	10/17/57	—	(45,809)	(70,114)	(24,305)
CMBX.NA.BB.8	MLI	USD	1,500,000	5.00%	10/17/57	—	(140,688)	(165,623)	(24,935)
CMBX.NA.BB.8	CSI	USD	765,000	5.00%	10/17/57	—	(57,085)	(84,468)	(27,383)
CMBX.NA.BB.8	JPM	USD	770,000	5.00%	10/17/57	—	(57,458)	(85,020)	(27,562)
CMBX.NA.BB.8	CSI	USD	685,000	5.00%	10/17/57	—	(42,926)	(75,635)	(32,709)
CMBX.NA.BB.8	GSC	USD	680,000	5.00%	10/17/57	—	(35,580)	(69,322)	(33,742)
CMBX.NA.BB.8	CSFB	USD	1,535,000	5.00%	10/17/57	—	(130,676)	(169,488)	(38,812)
CMBX.NA.BB.8	GSC	USD	1,365,000	5.00%	10/17/57	—	(72,432)	(139,153)	(66,721)
CMBX.NA.BB.8	BCLY	USD	1,410,000	5.00%	10/17/57	—	(76,284)	(143,740)	(67,456)
CMBX.NA.BB.8	BOA	USD	2,095,000	5.00%	10/17/57	—	(149,916)	(231,321)	(81,405)
CMBX.NA.BB.8	BCLY	USD	2,085,000	5.00%	10/17/57	—	(128,774)	(230,216)	(101,442)
CMBX.NA.BBB.8	CSI	USD	2,375,000	3.00%	10/17/57	—	(126,037)	(248,640)	(122,603)
PrimeX.ARM.2	MSC	USD	4,187,046	4.58%	12/25/37	—	(307,277)	176,430	483,707

Total						$155,712	$(7,801,401)	$(9,890,780)	$(2,245,091)

Total traded indices						$34,655,050	$(7,950,368)	$22,502,734	$(4,201,948)

Credit default swaps on single-name issues:
Buy protection:
Brazil (Federative Republic of)	CBK	USD	4,350,000	(1.00%)/4.73%	09/20/20	$514,698	$—	$693,204	$178,506

Credit default swaps on single-name issues:
Sell protection:
Russia (Federation of)	BCLY	USD	2,505,000	1.00%/3.43%	09/20/20	$—	$(291,295)	$(270,477)	$20,818
Russia (Federation of)	BCLY	USD	2,510,000	1.00%/3.43%	09/20/20	—	(273,707)	(271,016)	2,691

Total						$—	$(565,002)	$(541,493)	$23,509

Total single-name issues						$514,698	$(565,002)	$151,711	$202,015

Total OTC contracts						$35,169,748	$(8,515,370)	$22,654,445	$(3,999,933)

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on September 30, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding September 30, 2015

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.24	USD	57,112,110	(5.00%)	06/20/20	$(2,777,549)	$(1,713,960)	$1,063,589
CDX.NA.IGS.24	USD	132,660,000	(1.00%)	12/20/20	(508,377)	(503,467)	4,910
ITRAXX.EUR.23	EUR	11,711,000	(1.00%)	06/20/20	(159,222)	(96,779)	62,443
ITRAXX.XOV.23	EUR	25,307,000	(5.00%)	06/20/20	(2,062,182)	(1,386,620)	675,562

Total					$(5,507,330)	$(3,700,826)	$1,806,504

Total					$(5,507,330)	$(3,700,826)	$1,806,504

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at September 30, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BOA	1.81% Fixed	CPI	USD	50,115,000	09/04/25	$—	$—	$(795,577)	$(795,577)
BOA	1.82% Fixed	CPI	USD	39,085,000	09/22/25	—	—	(640,777)	(640,777)
BCLY	2.15% Fixed	CPI	USD	3,670,000	09/22/25	—	—	(182,686)	(182,686)
BCLY	2.16% Fixed	CPI	USD	6,010,000	09/22/25	—	—	(47,840)	(47,840)
DEUT	2.17% Fixed	CPI	USD	6,025,000	09/22/25	—	—	(50,699)	(50,699)

Total						$—	$—	$(1,717,579)	$(1,717,579)

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
2.37% Fixed	3M USD LIBOR	USD	31,750,000	03/16/26	$—	$—	$(720,101)	$(720,101)

Foreign Currency Contracts Outstanding at September 30, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Buy	12/02/15	SSG	$2,656,712	$2,751,545	$94,833
BRL	Sell	12/02/15	MSC	4,084,111	3,691,337	392,774
BRL	Sell	12/02/15	HSBC	495,395	490,863	4,532
BRL	Sell	12/02/15	MSC	697,364	694,855	2,509
BRL	Sell	12/02/15	MSC	7,654,990	8,192,968	(537,978)
CNY	Buy	07/28/16	JPM	2,666,294	2,586,513	(79,781)

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

CNY	Sell	07/28/16	GSC	523,954	$533,086	(9,132)
CNY	Sell	07/28/16	DEUT	2,013,657	2,053,427	(39,770)
COP	Sell	12/16/15	GSC	1,170,727	1,162,773	7,954
COP	Sell	12/16/15	MSC	624,385	616,937	7,448
COP	Sell	12/16/15	BNP	129,278	130,101	(823)
COP	Sell	12/16/15	SSG	323,447	326,491	(3,044)
CRC	Sell	12/16/15	CBK	1,501,003	1,513,430	(12,427)
CZK	Sell	12/16/15	BNP	3,260,743	3,226,323	34,420
EUR	Buy	03/15/17	BOA	962,014	952,740	(9,274)
EUR	Buy	03/15/17	BOA	1,283,414	1,270,320	(13,094)
EUR	Buy	03/15/17	UBS	1,622,467	1,604,913	(17,554)
EUR	Sell	10/30/15	CBK	32,666,646	32,474,446	192,200
EUR	Sell	03/15/17	BOA	5,923,641	6,249,520	(325,879)
GBP	Buy	10/30/15	UBS	461,314	459,809	(1,505)
GBP	Sell	10/30/15	RBS	10,541,313	10,492,417	48,896
GBP	Sell	12/16/15	JPM	4,651,128	4,580,695	70,433
HKD	Sell	12/16/15	DEUT	7,433,786	7,435,733	(1,947)
HKD	Sell	03/03/16	GSC	4,467,901	4,469,351	(1,450)
HUF	Buy	12/16/15	HSBC	577,242	570,224	(7,018)
HUF	Sell	12/16/15	GSC	1,146,332	1,152,211	(5,879)
IDR	Buy	05/18/16	GSC	2,688,608	2,628,403	(60,205)
IDR	Sell	05/18/16	BCLY	1,465,119	1,338,214	126,905
IDR	Sell	05/18/16	JPM	1,408,636	1,290,189	118,447
INR	Buy	12/16/15	DEUT	2,865,557	2,908,986	43,429
INR	Sell	12/16/15	JPM	2,886,272	2,908,985	(22,713)
KES	Buy	12/16/15	CBK	2,226,673	2,292,142	65,469
KES	Sell	12/16/15	BCLY	444,922	458,422	(13,500)
KES	Sell	12/16/15	SCB	442,114	458,441	(16,327)
KES	Sell	12/16/15	SCB	665,262	687,639	(22,377)
KES	Sell	12/16/15	SCB	664,270	687,639	(23,369)
MXN	Buy	12/16/15	SCB	1,446,849	1,442,665	(4,184)
MXN	Buy	12/16/15	RBC	2,738,744	2,726,719	(12,025)
MXN	Sell	12/16/15	RBC	15,143,509	15,102,480	41,029
MXN	Sell	12/16/15	JPM	2,872,541	2,867,106	5,435
MXN	Sell	12/16/15	UBS	1,717,607	1,726,260	(8,653)
MYR	Buy	12/16/15	JPM	3,433,933	3,459,171	25,238
MYR	Buy	12/16/15	GSC	3,505,275	3,459,623	(45,652)
MYR	Buy	12/16/15	BCLY	3,621,564	3,459,623	(161,941)
MYR	Sell	12/16/15	HSBC	8,049,231	7,883,358	165,873
MYR	Sell	12/16/15	DEUT	6,935,557	6,919,019	16,538
MYR	Sell	12/16/15	HSBC	992,860	991,504	1,356
NGN	Buy	10/08/15	SSG	5,231,113	4,756,116	(474,997)
NGN	Sell	10/08/15	CBK	2,269,504	2,404,490	(134,986)
NGN	Sell	10/08/15	CBK	2,058,978	2,351,626	(292,648)
NGN	Sell	12/16/15	CBK	792,156	866,014	(73,858)
PLN	Sell	12/16/15	BOA	3,524,781	3,509,066	15,715
RON	Sell	12/16/15	JPM	612,747	614,926	(2,179)
RSD	Buy	12/16/15	GSC	368,668	364,439	(4,229)
RSD	Buy	12/16/15	CBK	2,871,843	2,834,129	(37,714)
RUB	Sell	12/16/15	JPM	823,756	829,602	(5,846)
RUB	Sell	12/16/15	JPM	548,132	555,946	(7,814)
RUB	Sell	12/16/15	CSFB	548,663	556,976	(8,313)
RUB	Sell	12/16/15	CSFB	1,166,941	1,183,577	(16,636)
RUB	Sell	12/16/15	CSFB	1,642,643	1,666,796	(24,153)
RUB	Sell	12/16/15	BNP	1,780,440	1,809,806	(29,366)
THB	Sell	12/16/15	CBK	1,729,317	1,742,943	(13,626)
TRY	Sell	12/16/15	JPM	2,826,126	2,808,709	17,417
TRY	Sell	12/16/15	MSC	333,428	336,206	(2,778)
TRY	Sell	12/16/15	BOA	1,935,297	1,945,608	(10,311)
TRY	Sell	12/16/15	HSBC	2,453,596	2,477,989	(24,393)
UYU	Sell	12/02/15	HSBC	1,915,811	1,895,024	20,787
UYU	Sell	12/02/15	HSBC	1,913,172	1,895,024	18,148
UYU	Sell	12/02/15	HSBC	1,801,277	1,783,591	17,686
UYU	Sell	12/16/15	CBK	1,300,673	1,277,236	23,437
UYU	Sell	12/16/15	CBK	1,300,236	1,277,236	23,000
ZAR	Buy	12/17/15	GSC	5,007,303	5,062,071	54,768

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

ZAR	Sell	12/17/15	CBK	4,092,622	$4,067,147	25,475
ZAR	Sell	12/17/15	BNP	2,720,927	2,720,919	8
ZAR	Sell	12/17/15	JPM	2,636,360	2,641,080	(4,720)
ZAR	Sell	12/17/15	JPM	1,169,156	1,174,810	(5,654)
ZAR	Sell	12/17/15	GSC	2,608,189	2,641,081	(32,892)

Total						$(982,455)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CNY	Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPI	Consumer Price Index
ITRAXX.EUR	Markit i Traxx - Europe
ITRAXX.XOV	Markit i Traxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$952,122,579	$—	$945,527,505	$6,595,074
Corporate Bonds	998,959,341	—	998,959,341	—
Foreign Government Obligations	79,413,840	—	79,413,840	—
Municipal Bonds	30,528,026	—	30,528,026	—
Senior Floating Rate Interests	169,993,620	—	169,993,620	—
U.S. Government Agencies	1,327,214,359	—	1,327,214,359	—
U.S. Government Securities	85,995,063	—	85,995,063	—
Preferred Stocks	3,670,221	3,670,221	—	—
Short-Term Investments	38,160,981	38,160,981	—	—
Purchased Options	116,476	—	116,476	—
Foreign Currency Contracts(2)	1,682,159	—	1,682,159	—
Futures Contracts(2)	6,439,158	6,439,158	—	—
Swaps - Credit Default(2)	3,786,113	—	3,786,113	—

Total	$3,698,081,936	$48,270,360	$3,643,216,502	$6,595,074

Liabilities
Foreign Currency Contracts(2)	$(2,664,614)	$—	$(2,664,614)	$—
Futures Contracts(2)	(4,557,739)	(4,557,739)	—	—
Swaps - Credit Default(2)	(7,786,046)	—	(7,786,046)	—
Swaps - Interest Rate(2)	(2,437,680)	—	(2,437,680)	—
TBA Sale Commitments	(236,783,823)	—	(236,783,823)	—
Written Options	(1,130,095)	—	(1,130,095)	—

Total	$(255,359,997)	$(4,557,739)	$(250,802,258)	$—

(1) For the nine-month period ended September 30, 2015, investments valued at $24,775,863 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Total Return Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$76,042,449	$76,042,449
Purchases	6,617,067	6,617,067
Sales	(11,671,365)	(11,671,365)
Accrued discounts/(premiums)	25,301	25,301
Total realized gain/(loss)	2,010,777	2,010,777
Net change in unrealized appreciation/depreciation	(1,935,194)	(1,935,194)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	(64,493,961)	(64,493,961)
Ending balance	$6,595,074	$6,595,074

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $(3,880).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 19.2%
	Asset-Backed - Automobile - 5.7%
	Ally Automotive Receivables Trust
$964,102	0.63%, 05/15/2017	$963,947
1,885,000	0.75%, 02/21/2017	1,884,484
	ARI Fleet Lease Trust
1,279,669	0.51%, 01/15/2021(1)(2)	1,277,486
	Capital Automotive Receivables Asset Trust
2,000,000	0.99%, 10/20/2017	1,998,128
	Chesapeake Funding LLC
1,634,142	0.62%, 03/07/2026(1)(2)	1,629,151
	Credit Acceptance Automotive Loan Trust
1,985,000	1.50%, 04/15/2021(2)	1,986,467
	Enterprise Fleet Financing LLC
697,165	0.68%, 09/20/2018(2)	696,978
751,966	0.87%, 09/20/2019(2)	751,157
1,000,752	1.06%, 03/20/2019(2)	1,000,596
	First Investors Automotive Owner Trust
2,102,413	1.06%, 11/15/2018(2)	2,102,024
	Ford Credit Auto Owner Trust
1,094,466	0.57%, 10/15/2017	1,094,224
382,005	0.76%, 09/15/2016	382,047
855,000	0.95%, 08/15/2018	855,832
	M&T Bank Automotive Receivables Trust
3,047,924	1.06%, 11/15/2017(2)	3,051,569
4,250,000	1.57%, 08/15/2018(2)	4,277,243
	Mercedes-Benz Automotive Lease Trust
3,604,477	0.61%, 12/17/2018	3,604,181
730,844	0.62%, 07/15/2016	730,803
	Nissan Automotive Lease Trust
307,042	0.75%, 06/15/2016	307,035
4,000,000	1.04%, 10/15/2019	4,000,760
	Prestige Automotive Receivables Trust
766,542	0.97%, 03/15/2018(2)	765,999
	Westlake Automobile Receivables Trust
544,824	0.70%, 05/15/2017(2)	544,633
507,359	1.17%, 03/15/2018(2)	507,448
2,525,000	1.28%, 07/16/2018(2)	2,527,113
	Wheels SPV LLC
475,194	0.84%, 03/20/2023(2)	474,144
	World Omni Automobile Lease Securitization Trust
1,115,000	1.06%, 05/15/2018	1,116,844
4,250,000	1.40%, 02/15/2019	4,264,093

		42,794,386

	Asset-Backed - Credit Card - 5.1%
	American Express Credit Account Master Trust
1,520,000	0.98%, 05/15/2019	1,523,016
1,485,000	1.26%, 01/15/2020	1,490,610
	Bank of America Credit Card Trust
2,995,000	0.59%, 06/15/2021(1)	2,996,168
	Cabela’s Master Credit Card Trust
1,085,000	0.56%, 03/16/2020(1)	1,083,172
	Capital One Multi-Asset Execution Trust
3,605,000	0.96%, 09/16/2019	3,608,955
	Chase Issuance Trust
6,000,000	0.63%, 11/16/2020(1)	5,988,702
	Citibank Credit Card Issuance Trust
3,660,000	0.54%, 11/07/2018(1)	3,658,554
2,045,000	1.02%, 02/22/2019	2,047,096
4,965,000	1.32%, 09/07/2018	4,989,249
	Golden Credit Card Trust
4,465,000	0.46%, 02/15/2018(1)(2)	4,464,138
3,125,000	0.58%, 03/15/2019(1)(2)	3,115,928

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Synchrony Credit Card Master Note Trust
$3,500,000	1.61%, 11/15/2020	$3,512,439

		38,478,027

	Asset-Backed - Finance & Insurance - 5.7%
	Ally Master Owner Trust
4,410,000	0.58%, 01/16/2018(1)	4,409,594
4,380,000	0.68%, 01/15/2019	4,373,675
2,500,000	0.70%, 10/15/2019(1)	2,494,388
	Ford Credit Floorplan Master Owner Trust
2,105,000	0.61%, 02/15/2019(1)	2,100,377
1,380,000	0.81%, 08/15/2020	1,378,485
2,450,000	0.85%, 01/15/2018	2,450,990
	GE Dealer Floorplan Master Note Trust
6,500,000	0.66%, 10/20/2017(1)	6,500,325
	GMF Floorplan Owner Revolving Trust
1,150,000	0.71%, 05/15/2020(1)(2)	1,144,312
	John Deere Owner Trust
5,893,527	0.69%, 01/15/2019	5,892,572
3,360,510	0.87%, 08/15/2017	3,362,170
	Kubota Credit Owner Trust
1,850,000	1.16%, 05/15/2018(2)	1,849,077
	MMAF Equipment Finance LLC
1,290,000	0.96%, 09/18/2017(2)	1,288,830
	New York City Tax Lien
244,572	1.03%, 11/10/2027(2)	244,381
2,890,000	1.34%, 11/10/2028(2)	2,885,665
	Ocwen Freddie Advance Funding
690,000	2.06%, 11/15/2045(2)	689,945
	Volvo Financial Equipment LLC
2,230,000	0.82%, 04/16/2018(2)	2,226,572

		43,291,358

	Commercial Mortgage-Backed Securities - 2.3%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
388,373	5.32%, 09/10/2047(1)	387,968
	Bear Stearns Commercial Mortgage Securities, Inc.
2,603,593	5.54%, 09/11/2041	2,655,211
2,438,058	5.90%, 09/11/2038(1)	2,471,033
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,087,573	5.49%, 01/15/2046(1)	1,088,419
	Cobalt CMBS Commercial Mortgage Trust
2,434,268	5.22%, 08/15/2048	2,502,629
	Community or Commercial Mortgage Trust
1,130,000	1.01%, 03/15/2029(1)(2)	1,122,279
1,500,000	2.37%, 02/10/2029(2)	1,520,667
	Credit Suisse Mortgage Capital Certificates
2,538,460	5.47%, 09/15/2039	2,592,750
	Hilton USA Trust
1,857,602	1.20%, 11/05/2030(1)(2)	1,855,280
	JP Morgan Chase Commercial Mortgage Securities Corp.
44,291	3.85%, 06/15/2043(2)	44,221
770,415	6.10%, 04/15/2045(1)	782,096

		17,022,553

	Machinery - Construction & Mining - 0.1%
	Kubota Credit Owner Trust
398,778	0.58%, 02/15/2017(2)	398,593

	Transportation - 0.3%
	GE Equipment Transportation LLC
2,513,540	0.92%, 09/25/2017	2,513,646

	Total Asset & Commercial Mortgage Backed Securities (cost $144,797,193)	144,498,563

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

Corporate Bonds - 48.3%
	Aerospace/Defense - 0.3%
	Rockwell Collins, Inc.
$2,300,000	0.69%, 12/15/2016(1)	$2,296,065

	Agriculture - 1.3%
	BAT International Finance plc
2,000,000	0.85%, 06/15/2018(1)(2)	1,996,102
	Philip Morris International, Inc.
6,000,000	2.50%, 05/16/2016	6,065,484
	Reynolds American, Inc.
1,425,000	2.30%, 06/12/2018	1,440,329

		9,501,915

	Auto Manufacturers - 4.7%
	American Honda Finance Corp.
2,500,000	0.75%, 07/13/2018(1)	2,495,182
3,250,000	0.78%, 10/07/2016(1)	3,259,734
	Daimler Finance NA LLC
2,000,000	0.75%, 03/02/2018(1)(2)	1,975,634
	Daimler Finance North America LLC
2,000,000	1.65%, 05/18/2018(2)	1,962,030
	Ford Motor Credit Co. LLC
2,150,000	1.07%, 01/17/2017(1)	2,129,949
2,500,000	1.17%, 03/12/2019(1)	2,428,400
2,000,000	1.72%, 12/06/2017	1,986,606
	Harley-Davidson Financial Services, Inc.
2,600,000	3.88%, 03/15/2016(2)	2,634,315
	Nissan Motor Acceptance Corp.
1,375,000	0.88%, 03/03/2017(1)(2)	1,370,787
1,975,000	1.03%, 09/26/2016(1)(2)	1,975,152
2,000,000	1.50%, 03/02/2018(2)	1,997,122
	PACCAR Financial Corp.
1,500,000	0.93%, 12/06/2018(1)	1,504,941
1,000,000	1.40%, 05/18/2018	997,502
	Toyota Motor Credit Corp.
1,850,000	0.61%, 01/12/2018(1)	1,844,983
2,000,000	0.61%, 05/17/2016(1)	2,001,824
2,000,000	1.13%, 05/16/2017	2,005,034
	Volkswagen Group of America Finance LLC
3,000,000	0.80%, 05/22/2018(1)(2)	2,737,095

		35,306,290

	Beverages - 1.4%
	Anheuser-Busch InBev Worldwide, Inc.
5,000,000	0.70%, 02/01/2019(1)	4,937,845
	SABMiller Holdings, Inc.
6,000,000	0.99%, 08/01/2018(1)(2)	5,972,976

		10,910,821

	Chemicals - 0.3%
	Monsanto Co.
2,000,000	1.15%, 06/30/2017	1,993,534

	Commercial Banks - 22.9%
	Abbey National Treasury Services plc
1,500,000	0.74%, 09/29/2017(1)	1,490,553
2,500,000	1.18%, 08/24/2018(1)	2,503,560
	ABN Amro Bank N.V.
2,150,000	0.74%, 06/06/2016(1)(2)	2,150,168
	Australia & New Zealand Banking Group Ltd.
3,000,000	0.66%, 01/10/2017(1)(2)	3,002,982
	Bank of America Corp.
2,000,000	1.33%, 01/15/2019(1)	2,015,344
2,000,000	1.39%, 03/22/2018(1)	2,011,450
2,000,000	1.70%, 08/25/2017	2,005,256
1,280,000	2.00%, 01/11/2018	1,284,733
720,000	5.65%, 05/01/2018	785,597

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Bank of Montreal
$4,000,000	0.81%, 07/15/2016(1)	$4,009,860
2,000,000	1.40%, 04/10/2018	1,987,158
	Bank of Nova Scotia
6,000,000	0.81%, 07/15/2016(1)	6,015,714
	Bank of Tokyo-Mitsubishi UFJ Ltd.
2,000,000	0.64%, 09/08/2017(1)(2)	1,988,970
	Barclays Bank plc
2,815,000	0.90%, 02/17/2017(1)	2,813,173
	BB&T Corp.
2,500,000	0.96%, 02/01/2019(1)	2,490,055
	BNP Paribas S.A.
5,000,000	0.93%, 12/12/2016(1)	5,005,195
	BPCE S.A.
6,000,000	1.16%, 02/10/2017(1)	6,017,862
	Branch Banking & Trust Co.
2,500,000	0.75%, 12/01/2016(1)	2,501,963
	Canadian Imperial Bank of Commerce
6,000,000	0.81%, 07/18/2016(1)	6,014,934
	Citigroup, Inc.
2,500,000	1.00%, 11/15/2016(1)	2,503,072
4,000,000	1.05%, 04/08/2019(1)	3,968,480
	Commonwealth Bank of Australia
2,000,000	0.85%, 09/20/2016(1)(2)	2,003,888
	Credit Agricole S.A.
3,000,000	1.18%, 10/03/2016(1)(2)	3,008,901
2,500,000	1.30%, 06/10/2020(1)(2)	2,495,900
	Credit Suisse New York
2,250,000	0.98%, 04/27/2018(1)	2,239,729
1,700,000	1.38%, 05/26/2017	1,698,451
2,250,000	1.70%, 04/27/2018	2,241,144
	Deutsche Bank AG London
2,000,000	0.92%, 02/13/2017(1)	2,002,762
2,000,000	1.35%, 05/30/2017	1,988,600
	Fifth Third Bancorp
2,000,000	1.24%, 08/20/2018(1)	2,001,704
2,500,000	1.35%, 06/01/2017	2,498,950
	Goldman Sachs Group, Inc.
2,000,000	1.42%, 11/15/2018(1)	2,012,000
2,000,000	1.45%, 04/23/2020(1)	2,005,200
3,000,000	1.50%, 04/30/2018(1)	3,025,671
	HSBC Bank plc
3,000,000	0.96%, 05/15/2018(1)(2)	2,993,640
	Huntington National Bank
3,000,000	0.72%, 04/24/2017(1)	2,980,266
	ING Bank N.V.
2,300,000	0.89%, 03/16/2018(1)(2)	2,291,423
	JP Morgan Chase & Co.
1,500,000	0.83%, 03/01/2018(1)	1,491,945
3,000,000	0.92%, 01/28/2019(1)	2,988,132
1,500,000	0.95%, 02/26/2016(1)	1,501,391
	Key Bank NA
1,600,000	0.84%, 06/01/2018(1)	1,597,371
	Lloyds Bank plc
2,000,000	0.86%, 03/16/2018(1)	1,994,246
	Manufacturers & Traders Trust Co.
3,000,000	0.67%, 01/30/2017(1)	2,996,097
1,500,000	1.40%, 07/25/2017	1,497,261
	Morgan Stanley
3,000,000	1.14%, 01/24/2019(1)	3,001,806
1,525,000	1.58%, 02/25/2016(1)	1,528,590
1,275,000	5.95%, 12/28/2017	1,389,443
	Nordea Bank AB
3,000,000	0.69%, 04/04/2017(1)(2)	2,995,986
	PNC Bank NA
7,500,000	1.15%, 11/01/2016	7,511,527

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Royal Bank of Canada
$3,000,000	0.62%, 01/23/2017(1)	$3,001,812
3,000,000	0.70%, 03/08/2016(1)	3,002,610
	Santander Bank NA
2,000,000	1.22%, 01/12/2018(1)	1,993,726
	Societe Generale S.A.
3,000,000	1.41%, 10/01/2018(1)	3,026,424
	Standard Chartered plc
2,000,000	0.93%, 04/17/2018(1)(2)	1,998,970
	Sumitomo Mitsui Banking Corp.
3,000,000	0.71%, 01/10/2017(1)	2,997,327
	SunTrust Banks, Inc.
3,000,000	0.76%, 02/15/2017(1)	2,991,357
	Svenska Handelsbanken AB
6,000,000	0.80%, 09/23/2016(1)	6,012,822
	Toronto-Dominion Bank
3,000,000	0.54%, 05/02/2017(1)	2,992,275
3,000,000	0.79%, 09/09/2016(1)	3,007,140
	U.S. Bancorp
875,000	0.81%, 11/15/2018(1)	874,112
	UBS AG Stamford CT
6,000,000	5.88%, 12/20/2017	6,532,980
	Wells Fargo & Co.
2,000,000	1.15%, 06/02/2017	2,000,910
	Wells Fargo Bank NA
1,450,000	0.48%, 06/02/2016(1)	1,449,752

		172,430,320

	Diversified Financial Services - 3.2%
	American Express Credit Corp.
1,500,000	0.80%, 07/29/2016(1)	1,501,400
2,500,000	0.89%, 03/18/2019(1)	2,489,347
1,500,000	1.13%, 06/05/2017	1,492,398
	Capital One Bank
2,500,000	1.15%, 11/21/2016	2,493,862
1,500,000	1.30%, 06/05/2017	1,489,821
	General Electric Capital Corp.
2,000,000	0.60%, 05/15/2017(1)	2,002,010
3,000,000	1.04%, 04/02/2018(1)	3,014,781
	Macquarie Bank Ltd.
3,750,000	1.30%, 01/31/2017(1)(2)	3,766,954
	National Rural Utilities Cooperative Finance Corp.
4,000,000	0.63%, 11/23/2016(1)	4,002,624
	Synchrony Financial
1,700,000	1.53%, 02/03/2020(1)	1,678,740

		23,931,937

	Electric - 1.3%
	Duke Energy Indiana, Inc.
6,000,000	0.64%, 07/11/2016(1)	5,999,946
	Exelon Corp.
905,000	1.55%, 06/09/2017	903,403
	NSTAR Electric Co.
3,165,000	0.56%, 05/17/2016(1)	3,160,129

		10,063,478

	Electronics - 0.2%
	Thermo Fisher Scientific, Inc.
1,450,000	1.30%, 02/01/2017	1,449,231

	Gas - 0.5%
	Dominion Gas Holdings LLC
4,000,000	1.05%, 11/01/2016	4,001,008

	Healthcare-Products - 0.5%
	Medtronic, Inc.
1,820,000	1.50%, 03/15/2018	1,812,706

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Zimmer Biomet Holdings, Inc.
$1,750,000	1.45%, 04/01/2017	$1,746,484

		3,559,190

	Healthcare-Services - 0.4%
	UnitedHealth Group, Inc.
2,700,000	0.74%, 01/17/2017(1)	2,699,951

	Home Furnishings - 0.4%
	Whirlpool Corp.
2,645,000	1.35%, 03/01/2017	2,645,463

	Insurance - 1.9%
	New York Life Global Funding
3,500,000	1.13%, 03/01/2017(2)	3,502,009
	Pricoa Global Funding I
3,500,000	1.15%, 11/25/2016(2)	3,508,099
	Principal Life Global Funding II
2,000,000	1.13%, 02/24/2017(2)	1,999,334
1,450,000	1.20%, 05/19/2017(2)	1,448,080
	Prudential Financial, Inc.
4,000,000	1.10%, 08/15/2018(1)	3,958,320

		14,415,842

	IT Services - 0.4%
	Hewlett-Packard Co.
3,000,000	1.23%, 01/14/2019(1)	3,026,973

	Machinery - Construction & Mining - 0.3%
	Caterpillar Financial Services Corp.
2,175,000	0.56%, 03/03/2017(1)	2,171,650

	Media - 0.9%
	NBCUniversal Enterprise, Inc.
3,000,000	0.97%, 04/15/2018(1)(2)	2,997,138
	Thomson Reuters Corp.
700,000	0.88%, 05/23/2016	699,387
3,000,000	1.30%, 02/23/2017	2,993,688

		6,690,213

	Oil & Gas - 2.6%
	BP Capital Markets plc
3,000,000	0.73%, 11/07/2016(1)	3,005,298
4,000,000	0.96%, 09/26/2018(1)	3,971,308
2,345,000	1.67%, 02/13/2018	2,347,722
	ConocoPhillips Co.
3,000,000	0.65%, 05/15/2018(1)	2,984,325
	Devon Energy Corp.
4,250,000	0.88%, 12/15/2016(1)	4,202,651
	Statoil ASA
3,000,000	0.77%, 11/08/2018(1)	2,979,699

		19,491,003

	Pharmaceuticals - 2.1%
	Actavis Funding SCS
2,000,000	1.30%, 06/15/2017	1,981,910
4,700,000	1.42%, 03/12/2018(1)	4,682,605
	Baxalta, Inc.
1,750,000	1.10%, 06/22/2018(1)(2)	1,753,103
	Bayer US Finance LLC
2,000,000	0.56%, 10/06/2017(1)(2)	1,990,066
	Express Scripts Holding Co.
1,500,000	1.25%, 06/02/2017	1,495,374
	McKesson Corp.
3,300,000	1.29%, 03/10/2017	3,293,743
	Perrigo Co. plc
935,000	1.30%, 11/08/2016	927,964

		16,124,765

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

	Pipelines - 0.5%
	Enbridge, Inc.
$1,800,000	0.78%, 06/02/2017(1)	$1,768,045
2,000,000	0.98%, 10/01/2016(1)	1,990,200

		3,758,245

	Real Estate Investment Trusts - 0.6%
	Ventas Realty L.P.
570,000	1.25%, 04/17/2017	567,413
4,000,000	1.55%, 09/26/2016	4,010,576

		4,577,989

	Retail - 0.3%
	CVS Health Corp.
1,085,000	1.20%, 12/05/2016	1,087,404
1,500,000	1.90%, 07/20/2018	1,510,002

		2,597,406

	Software - 0.5%
	Fidelity National Information Services, Inc.
405,000	1.45%, 06/05/2017	401,643
	Hewlett Packard Enterprise Co.
3,500,000	2.45%, 10/05/2017(2)(3)	3,498,040

		3,899,683

	Telecommunications - 0.6%
	British Telecommunications plc
1,190,000	1.25%, 02/14/2017	1,188,463
3,135,000	1.63%, 06/28/2016	3,147,596

		4,336,059

	Trucking & Leasing - 0.2%
	GATX Corp.
1,145,000	1.25%, 03/04/2017	1,138,935

	Total Corporate Bonds
	(cost $363,929,233)	363,017,966

Municipal Bonds - 0.5%
	Education - 0.3%
	New Jersey State Econ DA
2,000,000	1.10%, 06/15/2016	1,995,600

	General - 0.2%
	State of Illinois
1,750,000	5.13%, 07/01/2017	1,825,495

	Total Municipal Bonds
	(cost $3,850,053)	3,821,095

U.S. Government Agencies - 17.4%
	FFCB - 10.8%
20,000,000	0.45%, 04/18/2016	20,018,000
27,000,000	0.45%, 09/08/2016	27,016,848
34,150,000	0.50%, 06/27/2016	34,185,140

		81,219,988

	FHLB - 1.3%
10,000,000	0.38%, 08/25/2016	9,999,520

	FHLMC - 1.6%
7,165,000	0.63%, 11/01/2016	7,173,906
5,000,000	0.88%, 10/14/2016	5,021,425

		12,195,331

	FNMA - 3.7%
12,500,000	0.50%, 03/30/2016	12,516,075
7,500,000	0.63%, 08/26/2016	7,512,653

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

$7,500,000	1.25%, 09/28/2016		$7,560,052

			27,588,780

	Total U.S. Government Agencies (cost $130,934,058)		131,003,619

U.S. Government Securities - 13.7%
	Other Direct Federal Obligations - 13.7%
	FHLB - 13.7%
13,000,000	0.34%, 01/25/2016		13,007,748
22,250,000	0.32%, 03/18/2016		22,268,356
12,500,000	1.00%, 03/11/2016		12,543,475
38,660,000	0.38%, 06/24/2016		38,622,925
5,500,000	3.13%, 03/11/2016		5,569,476
5,580,000	0.33%, 06/17/2016		5,576,463
5,000,000	0.38%, 07/22/2016		5,000,745

			102,589,188

	Total U.S. Government Securities (cost $102,542,482)		102,589,188

	Total Long-Term Investments (cost $746,053,019)		744,930,431

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
6,114,205	Fidelity Money Market Class 1		6,114,205

	Total Short-Term Investments (cost $6,114,205)		6,114,205

	Total Investments (cost $752,167,224)^	99.9%	$751,044,636
	Other Assets and Liabilities	0.1%	1,058,455

	Total Net Assets	100.0%	$752,103,091

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$	457,163
Unrealized Depreciation		(1,579,751)

Net Unrealized Depreciation	$	(1,122,588)

(1)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2015.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $116,456,760, which represents 15.5% of total net assets.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $3,498,040 at September 30, 2015.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Municipal Abbreviations:
DA	Development Authority

Hartford Ultrashort Bond HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$144,498,563	$—	$143,808,618	$689,945
Corporate Bonds	363,017,966	—	363,017,966	—
Municipal Bonds	3,821,095	—	3,821,095	—
U.S. Government Agencies	131,003,619	—	131,003,619	—
U.S. Government Securities	102,589,188	—	102,589,188	—
Short-Term Investments	6,114,205	6,114,205	—	—

Total	$751,044,636	$6,114,205	$744,240,486	$689,945

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$3,787,652	$3,787,652
Purchases	690,000	690,000
Sales	—	—
Accrued discounts/(premiums)	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	(55)	(55)
Transfers into Level 3(1)	—	—
Transfers out of Level 3(1)	(3,787,652)	(3,787,652)
Ending balance	$689,945	$689,945

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $(55).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Value HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Banks - 14.1%
257,445	Citigroup, Inc.	$12,771,846
327,372	JP Morgan Chase & Co.	19,959,871
54,690	M&T Bank Corp.	6,669,446
131,090	PNC Financial Services Group, Inc.	11,693,228
410,195	Wells Fargo & Co.	21,063,513

		72,157,904

	Capital Goods - 8.8%
38,655	3M Co.	5,480,119
135,625	Eaton Corp. plc	6,957,562
159,780	Fortune Brands Home & Security, Inc.	7,584,757
370,050	General Electric Co.	9,332,661
53,650	Illinois Tool Works, Inc.	4,415,932
83,135	Ingersoll-Rand plc	4,220,764
79,810	United Technologies Corp.	7,102,292

		45,094,087

	Commercial & Professional Services - 1.2%
134,200	Nielsen Holdings plc	5,967,874

	Consumer Durables & Apparel - 2.0%
275,735	PulteGroup, Inc.	5,203,119
50,725	PVH Corp.	5,170,907

		10,374,026

	Consumer Services - 2.3%
208,390	Hilton Worldwide Holdings, Inc.	4,780,467
124,810	Norwegian Cruise Line Holdings Ltd.*	7,151,613

		11,932,080

	Diversified Financials - 6.3%
59,780	Ameriprise Financial, Inc.	6,523,791
25,755	BlackRock, Inc.	7,661,340
33,380	Goldman Sachs Group, Inc.	5,800,109
32,685	Intercontinental Exchange, Inc.	7,680,648
137,460	Invesco Ltd.	4,292,876
230,200	Solar Cayman Ltd.*(1)(2)(3)	16,114

		31,974,878

	Energy - 9.7%
57,115	Anadarko Petroleum Corp.	3,449,175
113,105	Chevron Corp.	8,921,722
93,050	EOG Resources, Inc.	6,774,040
104,445	Exxon Mobil Corp.	7,765,486
172,125	Halliburton Co.	6,084,619
302,620	Marathon Oil Corp.	4,660,348
58,770	Occidental Petroleum Corp.	3,887,635
40,920	Pioneer Natural Resources Co.	4,977,509
256,620	Southwestern Energy Co.*	3,256,508

		49,777,042

	Food & Staples Retailing - 1.3%
67,270	CVS Health Corp.	6,490,210

	Food, Beverage & Tobacco - 4.6%
51,100	Anheuser-Busch InBev N.V. ADR	5,432,952
101,500	British American Tobacco plc	5,600,334
27,115	Diageo plc ADR	2,922,726
45,870	Ingredion, Inc.	4,004,909
78,983	Kraft Heinz Co.	5,574,620

		23,535,541

	Health Care Equipment & Services - 3.4%
70,330	Baxter International, Inc.	2,310,340
116,936	Medtronic plc	7,827,696

Hartford Value HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

63,105	UnitedHealth Group, Inc.	$7,320,811

		17,458,847

	Insurance - 6.4%
75,190	ACE Ltd.	7,774,646
97,905	American International Group, Inc.	5,562,962
106,120	Marsh & McLennan Cos., Inc.	5,541,587
139,820	MetLife, Inc.	6,592,513
85,695	Principal Financial Group, Inc.	4,056,801
90,705	Unum Group	2,909,816

		32,438,325

	Materials - 3.0%
136,080	Dow Chemical Co.	5,769,792
98,845	International Paper Co.	3,735,353
57,265	Nucor Corp.	2,150,301
203,035	Steel Dynamics, Inc.	3,488,141

		15,143,587

	Media - 2.9%
98,430	CBS Corp. Class B	3,927,357
100,145	Comcast Corp. Class A	5,696,247
130,460	Thomson Reuters Corp.	5,252,320

		14,875,924

	Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
35,990	Amgen, Inc.	4,978,137
180,250	AstraZeneca plc ADR	5,735,555
71,810	Baxalta, Inc.	2,262,733
123,800	Bristol-Myers Squibb Co.	7,328,960
43,470	Gilead Sciences, Inc.	4,268,319
249,250	Merck & Co., Inc.	12,310,457
139,824	Pfizer, Inc.	4,391,872
26,009	Roche Holding AG	6,904,650

		48,180,683

	Retailing - 5.4%
77,220	Dollar General Corp.	5,593,817
63,570	Home Depot, Inc.	7,341,699
81,270	Lowe’s Cos., Inc.	5,601,128
60,150	Nordstrom, Inc.	4,313,357
35,850	Signet Jewelers Ltd.	4,880,260

		27,730,261

	Semiconductors & Semiconductor Equipment - 5.2%
68,090	Analog Devices, Inc.	3,840,957
341,210	Intel Corp.	10,284,069
439,520	Marvell Technology Group Ltd.	3,977,656
252,315	Maxim Integrated Products, Inc.	8,427,321

		26,530,003

	Software & Services - 3.6%
281,005	Microsoft Corp.	12,437,282
308,375	Symantec Corp.	6,004,061

		18,441,343

	Technology Hardware & Equipment - 3.4%
654,360	Cisco Systems, Inc.	17,176,950

	Telecommunication Services - 1.5%
179,040	Verizon Communications, Inc.	7,790,030

	Transportation - 0.9%
53,720	Union Pacific Corp.	4,749,385

	Utilities - 3.5%
42,270	Dominion Resources, Inc.	2,974,963
80,890	Edison International	5,101,732
135,645	Eversource Energy	6,866,350

Hartford Value HLS Fund

  Schedule of Investments – (continued)

  September 30, 2015 (Unaudited)

29,665	NextEra Energy, Inc.		$2,893,821

			17,836,866

	Total Common Stocks (cost $421,176,512)		505,655,846

	Total Long-Term Investments (cost $421,176,512)		505,655,846

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
4,194,794	BlackRock Liquidity Funds TempFund Portfolio		4,194,794

	Total Short-Term Investments (cost $4,194,794)		4,194,794

	Total Investments (cost $425,371,306)^	99.7%	$509,850,640
	Other Assets and Liabilities	0.3%	1,785,758

	Total Net Assets	100.0%	$511,636,398

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	111,485,967
Unrealized Depreciation		(27,006,633)

Net Unrealized Appreciation	$	84,479,334

*	Non-income producing.

(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
03/2007	230,200	Solar Cayman Ltd.	$	67,469

At September 30, 2015, the aggregate value of these securities were $16,114, which represents 0.0% of total net assets.

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of this security was $16,114, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2015, the aggregate value of this security was $16,114, which represents 0.0% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Value HLS Fund

  Schedule of Investments

  September 30, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$72,157,904	$72,157,904	$—	$—
Capital Goods	45,094,087	45,094,087	—	—
Commercial & Professional Services	5,967,874	5,967,874	—	—
Consumer Durables & Apparel	10,374,026	10,374,026	—	—
Consumer Services	11,932,080	11,932,080	—	—
Diversified Financials	31,974,878	31,958,764	—	16,114
Energy	49,777,042	49,777,042	—	—
Food & Staples Retailing	6,490,210	6,490,210	—	—
Food, Beverage & Tobacco	23,535,541	17,935,207	5,600,334	—
Health Care Equipment & Services	17,458,847	17,458,847	—	—
Insurance	32,438,325	32,438,325	—	—
Materials	15,143,587	15,143,587	—	—
Media	14,875,924	14,875,924	—	—
Pharmaceuticals, Biotechnology & Life Sciences	48,180,683	41,276,033	6,904,650	—
Retailing	27,730,261	27,730,261	—	—
Semiconductors & Semiconductor Equipment	26,530,003	26,530,003	—	—
Software & Services	18,441,343	18,441,343	—	—
Technology Hardware & Equipment	17,176,950	17,176,950	—	—
Telecommunication Services	7,790,030	7,790,030	—	—
Transportation	4,749,385	4,749,385	—	—
Utilities	17,836,866	17,836,866	—	—
Short-Term Investments	4,194,794	4,194,794	—	—

Total	$509,850,640	$497,329,542	$12,504,984	$16,114

(1)	For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Total
Beginning balance	$16,114	$16,114
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	-	-
Ending balance	$16,114	$16,114

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”), portfolio investments and other assets held by a Fund’s portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Hartford Series Fund, Inc. (the “Board of Directors”). Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the cloase of the New York Stock Exchange (“NYSE Close”), that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”).

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Company’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Company with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Company’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s subadviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 24, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 24, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 24, 2015	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller